Schedule of Investments (unaudited) March 31, 2022	iShares U.S. Aggregate Bond Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

U.S. Total Bond Index Master Portfolio of Master Investment Portfolio	$2,324,966,587

Total Investments — 100.0% (Cost: $2,462,568,836)	2,324,966,587

Liabilities in Excess of Other Assets — (0.0)%	(883,466)

Net Assets — 100.0%	$2,324,083,121

iShares U.S. Aggregate Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2022, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $2,324,966,587 and 14.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Americredit Automobile Receivables Trust
Class A3, 0.37%, 08/18/25	$1,520	$1,501,578
Series 2018-1, Class D, 3.82%, 03/18/24	4,000	4,037,755
BA Credit Card Trust, Class A1, 0.44%, 09/15/26	5,020	4,802,696
Carmax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25	2,250	2,195,656
Series 2021-1, Class A4, 0.53%, 10/15/26	1,030	974,522
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A3, 1.49%, 12/16/24	18	18,335
Series 2020-2, Class A4, 1.74%, 08/18/25	2,365	2,333,463
Honda Auto Receivables Owner Trust,
Series 2020-2, Class A4, 1.09%, 10/15/26	5,000	4,892,507
Nissan Auto Lease Trust, Series 2020-A,
Class A4, 1.88%, 04/15/25	930	930,919
Synchrony Credit Card Master Note Trust,
Series 2018-2, Class A, 3.47%, 05/15/26	3,415	3,462,095
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	3,750	3,626,443
Series 2021-B, Class A4, 0.53%, 10/15/26	2,500	2,340,637
Verizon Master Trust, 0.50%, 05/20/27	2,870	2,732,168

Total Asset-Backed Securities — 0.2% (Cost: $34,765,693)		33,848,774

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.20%, 04/15/24	125	127,270
4.75%, 03/30/30	1,000	1,073,662
2.40%, 03/01/31(a)	1,010	912,566
3.38%, 03/01/41	400	356,061
Omnicom Group, Inc.
2.45%, 04/30/30	700	647,485
2.60%, 08/01/31	385	355,902
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24	70	70,793
3.60%, 04/15/26	500	506,047

		4,049,786

Aerospace & Defense — 0.7%
3M Co.
2.00%, 02/14/25(a)	1,000	978,649
3.00%, 08/07/25	250	250,924
2.88%, 10/15/27	750	738,209
3.38%, 03/01/29	3,000	3,050,550
2.38%, 08/26/29(a)	985	936,710
3.13%, 09/19/46	250	224,703
3.63%, 10/15/47	600	591,405
4.00%, 09/14/48	1,000	1,060,719
3.25%, 08/26/49(a)	430	401,221
3.70%, 04/15/50	500	504,680
Boeing Co.
1.17%, 02/04/23(a)	1,505	1,493,038
4.51%, 05/01/23	2,000	2,033,923
1.88%, 06/15/23	500	493,908
1.43%, 02/04/24	2,500	2,418,022
4.88%, 05/01/25	2,000	2,063,340
2.75%, 02/01/26	1,000	968,990
2.20%, 02/04/26	2,500	2,363,541
3.10%, 05/01/26	1,000	982,511

Security	Par (000)	Value

Aerospace & Defense (continued)
Boeing Co. (continued)
2.70%, 02/01/27(a)	$230	$220,603
2.80%, 03/01/27	1,000	956,451
5.04%, 05/01/27	2,000	2,106,025
3.20%, 03/01/29	2,000	1,905,858
2.95%, 02/01/30	570	528,140
5.15%, 05/01/30	3,000	3,199,373
3.63%, 02/01/31	2,000	1,946,691
6.13%, 02/15/33	100	113,301
3.25%, 02/01/35	1,600	1,428,639
5.71%, 05/01/40	2,000	2,234,901
3.38%, 06/15/46(a)	250	204,976
3.85%, 11/01/48(a)	1,000	876,774
3.90%, 05/01/49	750	676,739
3.75%, 02/01/50(a)	540	480,835
5.81%, 05/01/50	4,100	4,734,422
5.93%, 05/01/60	2,500	2,886,465
Carlisle Cos., Inc., 2.75%, 03/01/30	1,100	1,025,087
Eaton Corp.
3.10%, 09/15/27(a)	690	691,017
4.00%, 11/02/32	2,200	2,307,021
4.15%, 11/02/42	250	259,841
General Dynamics Corp.
3.38%, 05/15/23	2,000	2,023,885
3.25%, 04/01/25	500	505,364
3.50%, 05/15/25	1,000	1,017,703
1.15%, 06/01/26	440	409,301
2.13%, 08/15/26(a)	500	484,326
3.75%, 05/15/28	500	513,199
2.25%, 06/01/31(a)	340	317,399
4.25%, 04/01/40	1,000	1,091,048
2.85%, 06/01/41	480	435,539
4.25%, 04/01/50(a)	500	562,683
General Electric Co., Series A, 6.75%, 03/15/32	3,290	4,144,559
Illinois Tool Works, Inc.
2.65%, 11/15/26	3,000	2,966,634
4.88%, 09/15/41	1,050	1,219,349
3.90%, 09/01/42	75	76,864
L3Harris Technologies, Inc.
3.85%, 06/15/23(a)	1,500	1,521,012
3.83%, 04/27/25	500	506,954
4.40%, 06/15/28	1,250	1,299,928
2.90%, 12/15/29	700	672,870
1.80%, 01/15/31	920	799,365
4.85%, 04/27/35	1,065	1,156,813
Lockheed Martin Corp.
3.55%, 01/15/26	2,250	2,303,829
3.60%, 03/01/35(a)	65	65,676
4.50%, 05/15/36	2,000	2,206,796
4.07%, 12/15/42	1,100	1,174,253
3.80%, 03/01/45	1,500	1,531,654
4.70%, 05/15/46	750	871,037
4.09%, 09/15/52	500	549,286
Northrop Grumman Corp.
3.25%, 08/01/23	500	505,344
2.93%, 01/15/25	1,000	1,002,227
3.25%, 01/15/28(a)	2,000	2,000,091
4.40%, 05/01/30(a)	1,000	1,072,598
4.75%, 06/01/43	875	987,932
4.03%, 10/15/47(a)	1,500	1,578,265

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
5.25%, 05/01/50	$1,000	$1,246,144
Parker-Hannifin Corp.
3.25%, 06/14/29	2,000	1,974,408
4.20%, 11/21/34	250	255,167
4.10%, 03/01/47	500	497,656
4.00%, 06/14/49	500	497,907
Raytheon Technologies Corp.
3.70%, 12/15/23	3,000	3,051,777
3.95%, 08/16/25	1,000	1,031,530
3.50%, 03/15/27	1,000	1,013,470
3.13%, 05/04/27	1,000	1,002,981
4.13%, 11/16/28	3,000	3,135,908
2.25%, 07/01/30	2,615	2,422,151
1.90%, 09/01/31	1,000	884,644
2.38%, 03/15/32	1,755	1,611,140
4.45%, 11/16/38	500	542,262
4.88%, 10/15/40	250	276,947
4.70%, 12/15/41	100	109,120
4.50%, 06/01/42	2,200	2,425,928
4.15%, 05/15/45	500	512,212
3.75%, 11/01/46	750	737,392
4.35%, 04/15/47	1,000	1,070,744
4.05%, 05/04/47	500	514,488
4.63%, 11/16/48(a)	1,250	1,412,625
3.13%, 07/01/50	1,330	1,194,956
2.82%, 09/01/51	500	420,495
Teledyne Technologies, Inc., 2.75%, 04/01/31	1,000	926,623
Textron, Inc.(a)
3.00%, 06/01/30	1,000	954,307
2.45%, 03/15/31	1,300	1,176,968
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	500	519,735
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24	500	504,999
4.65%, 11/01/44	30	32,286
4.50%, 03/21/49	500	532,601

		120,401,556

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26(a)	1,000	1,018,074

Airlines — 0.1%
American Airlines Pass-Through Trust
Class A, 2.88%, 01/11/36(a)	1,000	902,701
Series 2016-2, Class AA, 3.20%, 12/15/29	382	362,749
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	891	837,494
Continental Airlines Pass-Through Trust,
Series 2012-2, Class A, 4.00%, 04/29/26	301	299,757
JetBlue Pass-Through Trust, Series AA,
Class AA, 2.75%, 11/15/33(a)	860	804,826
Southwest Airlines Co.
4.75%, 05/04/23	1,255	1,281,131
5.25%, 05/04/25	1,560	1,638,220
5.13%, 06/15/27	1,240	1,325,604
2.63%, 02/10/30	2,000	1,824,169
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 10/11/25	29	29,173
Series 2020-1, Class A, 5.88%, 10/15/27(a)	1,571	1,625,864
Series A, Class A, 4.30%, 02/15/27	126	125,430

Security	Par (000)	Value

Airlines (continued)
United Airlines Pass-Through Trust (continued)
Series AA, Class AA, 3.10%, 01/07/30	$381	$369,272
Series AA, Class AA, 2.70%, 11/01/33	1,263	1,156,212

		12,582,602

Auto Components — 0.0%
Aptiv PLC
3.25%, 03/01/32	590	559,201
4.40%, 10/01/46	500	484,559
3.10%, 12/01/51(a)	1,000	794,984
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	500	468,892
BorgWarner, Inc.
3.38%, 03/15/25	70	70,252
2.65%, 07/01/27(a)	905	873,896
Lear Corp.
4.25%, 05/15/29	1,000	1,012,371
2.60%, 01/15/32	400	353,321
5.25%, 05/15/49(a)	500	536,620
3.55%, 01/15/52(a)	210	173,286
Magna International, Inc., 2.45%, 06/15/30	115	105,948

		5,433,330

Automobiles — 0.4%
Advance Auto Parts Co., 3.50%, 03/15/32	275	263,850
American Express Co., 2.25%, 03/04/25(a)	280	274,962
American Honda Finance Corp.
1.95%, 05/10/23	685	681,775
0.88%, 07/07/23	2,000	1,965,966
3.63%, 10/10/23	2,000	2,026,896
2.40%, 06/27/24(a)	1,000	992,969
0.75%, 08/09/24(a)	100	95,268
2.15%, 09/10/24	1,000	984,858
1.50%, 01/13/25	500	481,755
1.30%, 09/09/26(a)	400	371,206
2.35%, 01/08/27	500	483,843
2.00%, 03/24/28	540	502,157
2.25%, 01/12/29	500	466,232
AutoNation, Inc.
1.95%, 08/01/28(a)	210	187,949
4.75%, 06/01/30	1,000	1,042,276
2.40%, 08/01/31	440	383,076
3.85%, 03/01/32	230	222,653
Cummins, Inc.
3.65%, 10/01/23	250	253,480
0.75%, 09/01/25	500	464,688
2.60%, 09/01/50(a)	500	400,527
Daimler Finance North America LLC, 8.50%, 01/18/31	600	808,399
General Motors Co.
4.88%, 10/02/23	600	618,182
5.40%, 10/02/23	180	186,242
4.00%, 04/01/25(a)	2,000	2,018,525
6.13%, 10/01/25	1,335	1,433,151
4.20%, 10/01/27(a)	1,000	1,004,142
6.80%, 10/01/27(a)	600	677,243
5.00%, 04/01/35	750	762,359
6.60%, 04/01/36	250	290,324
5.15%, 04/01/38	500	507,942
6.25%, 10/02/43	250	283,451
5.20%, 04/01/45(a)	1,000	1,012,176
6.75%, 04/01/46	775	933,374

2

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
General Motors Co. (continued)
5.40%, 04/01/48	$500	$525,676
5.95%, 04/01/49(a)	1,000	1,111,295
General Motors Financial Co., Inc.
5.10%, 01/17/24	1,000	1,033,861
1.05%, 03/08/24	400	384,972
3.95%, 04/13/24	1,000	1,015,516
1.20%, 10/15/24	605	574,323
4.00%, 01/15/25	250	253,072
2.90%, 02/26/25	660	644,669
2.75%, 06/20/25	980	951,834
4.30%, 07/13/25	1,000	1,014,902
5.25%, 03/01/26	2,805	2,937,968
1.50%, 06/10/26	1,000	913,694
4.35%, 01/17/27(a)	500	508,457
2.35%, 02/26/27(a)	1,000	932,605
2.70%, 08/20/27	1,000	940,830
2.40%, 04/10/28	505	457,059
2.40%, 10/15/28	970	868,056
5.65%, 01/17/29	250	270,329
3.60%, 06/21/30	2,060	1,970,416
2.70%, 06/10/31	710	625,170
3.10%, 01/12/32	425	381,996
Honda Motor Co. Ltd., 2.97%, 03/10/32	770	744,999
PACCAR Financial Corp.
0.50%, 08/09/24(a)	405	386,647
1.10%, 05/11/26	640	592,547
2.00%, 02/04/27(a)	300	288,111
Stellantis NV, 5.25%, 04/15/23	4,000	4,083,080
Toyota Motor Corp.
0.68%, 03/25/24	500	482,636
2.36%, 07/02/24	500	495,675
1.34%, 03/25/26	500	471,274
2.76%, 07/02/29(a)	185	178,410
2.36%, 03/25/31(a)	500	467,273
Toyota Motor Credit Corp.
0.50%, 08/14/23	4,000	3,903,993
0.50%, 06/18/24	1,000	954,526
0.63%, 09/13/24(a)	900	855,277
2.00%, 10/07/24(a)	3,000	2,943,851
1.45%, 01/13/25	1,000	963,391
1.13%, 06/18/26	2,400	2,226,338
1.90%, 01/13/27	1,000	950,702
3.05%, 03/22/27	1,000	998,331
1.90%, 04/06/28(a)	1,100	1,020,950
3.65%, 01/08/29	1,000	1,021,199
2.15%, 02/13/30	500	463,736
3.38%, 04/01/30	1,000	1,003,353
1.90%, 09/12/31	700	620,424

		67,515,319

Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,400	1,360,163
1.13%, 09/18/25	1,200	1,105,440
Bank of Montreal
2.15%, 03/08/24	770	762,362
2.50%, 06/28/24	1,000	995,440
0.63%, 07/09/24	1,000	950,269
1.25%, 09/15/26	2,000	1,836,041

Security	Par (000)	Value

Banks (continued)
Bank of Montreal (continued)
(5 year CMT + 1.40%), 3.09%, 01/10/37(b)	$2,000	$1,817,339
(5 year USD Swap + 1.43%), 3.80%, 12/15/32(b)	500	494,110
(SOFR + 0.47%), 0.56%, 01/10/25(b)	500	496,870
Series E, 3.30%, 02/05/24	4,000	4,053,961
Bank Of Montreal, 2.65%, 03/08/27	770	744,652
BPCE SA, 4.00%, 04/15/24	250	254,145
Canadian Imperial Bank of Commerce
3.50%, 09/13/23	2,000	2,029,757
0.50%, 12/14/23	800	772,510
1.00%, 10/18/24(a)	1,000	949,832
0.95%, 10/23/25(a)	720	662,360
1.25%, 06/22/26	2,000	1,835,703
Citibank NA, 3.65%, 01/23/24(a)	2,500	2,543,994
Citizens Financial Group, Inc.
2.85%, 07/27/26	1,500	1,475,977
2.50%, 02/06/30	340	313,330
Comerica, Inc.
3.70%, 07/31/23	250	253,318
4.00%, 02/01/29	1,000	1,036,016
Cooperatieve Rabobank UA
1.38%, 01/10/25	1,000	956,753
3.38%, 05/21/25	500	503,104
4.38%, 08/04/25	500	508,130
3.75%, 07/21/26	2,500	2,484,853
5.25%, 05/24/41	1,025	1,261,638
5.25%, 08/04/45(a)	1,250	1,417,184
Credit Suisse AG
1.00%, 05/05/23	1,690	1,664,385
3.63%, 09/09/24	750	758,603
2.95%, 04/09/25	1,000	989,013
1.25%, 08/07/26	935	852,623
Discover Bank
4.20%, 08/08/23	2,000	2,033,545
2.45%, 09/12/24	600	589,449
2.70%, 02/06/30	535	489,683
(5 year USD Swap + 1.73%), 4.68%, 08/09/28(b)	1,000	1,014,052
Fifth Third Bancorp
1.63%, 05/05/23(a)	2,000	1,982,148
4.30%, 01/16/24	250	255,493
3.65%, 01/25/24	1,000	1,012,327
2.55%, 05/05/27	2,000	1,932,326
8.25%, 03/01/38	425	627,876
(SOFR + 0.69%), 1.71%, 11/01/27(b)	1,000	925,320
Fifth Third Bank NA
3.95%, 07/28/25	500	513,772
3.85%, 03/15/26	500	507,597
2.25%, 02/01/27(a)	590	567,744
First Republic Bank, 4.63%, 02/13/47	500	535,258
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	300	331,871
HSBC Bank USA NA, 7.00%, 01/15/39	1,000	1,359,467
Huntington Bancshares, Inc.
2.63%, 08/06/24	775	767,908
4.00%, 05/15/25	1,000	1,018,640
2.55%, 02/04/30	800	750,943
(5 year CMT + 1.17%), 2.49%, 08/15/36(b)(c)	1,000	870,073

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28(a)(c)	$400	$361,593
ING Groep NV
4.10%, 10/02/23	1,000	1,016,840
3.95%, 03/29/27	250	253,088
4.55%, 10/02/28	1,000	1,034,004
4.05%, 04/09/29	1,000	1,013,598
(SOFR + 1.01%), 1.73%, 04/01/27(a)(b)	350	322,820
(SOFR + 1.32%), 2.73%, 04/01/32(b)	535	490,656
(SOFR + 1.83%), 4.02%, 03/28/28(b)	3,000	3,016,489
KeyBank NA, 3.90%, 04/13/29	1,000	1,015,016
KeyCorp.
2.25%, 04/06/27	250	236,022
2.55%, 10/01/29	500	472,758
M&T Bank Corp., 3.55%, 07/26/23	2,000	2,022,408
National Australia Bank Ltd.
2.88%, 04/12/23(a)	2,000	2,012,798
2.50%, 07/12/26	1,250	1,221,488
National Bank of Canada, 0.75%, 08/06/24(a)	685	649,317
PNC Bank NA
2.50%, 08/27/24	1,000	992,052
2.95%, 02/23/25	250	250,173
3.88%, 04/10/25	250	254,818
3.10%, 10/25/27(a)	500	499,053
4.05%, 07/26/28	500	513,459
PNC Financial Services Group, Inc.
3.50%, 01/23/24	2,000	2,028,200
3.90%, 04/29/24	2,000	2,046,006
2.20%, 11/01/24	300	296,518
1.15%, 08/13/26(a)	1,000	924,276
3.45%, 04/23/29(a)	2,000	2,033,187
2.55%, 01/22/30(a)	1,000	954,429
(SOFR + 0.98%), 2.31%, 04/23/32(b)	1,000	917,630
Regions Financial Corp.
2.25%, 05/18/25	2,000	1,946,340
1.80%, 08/12/28	2,000	1,785,551
Royal Bank of Canada
1.60%, 04/17/23	2,000	1,989,921
3.70%, 10/05/23	2,000	2,036,448
2.55%, 07/16/24(a)	1,000	995,472
0.65%, 07/29/24	2,000	1,901,859
0.75%, 10/07/24	2,200	2,086,888
2.25%, 11/01/24	1,500	1,478,958
0.88%, 01/20/26	2,000	1,838,500
4.65%, 01/27/26	700	729,624
1.20%, 04/27/26	4,000	3,701,878
1.15%, 07/14/26	1,000	916,654
1.40%, 11/02/26(a)	2,200	2,026,548
2.05%, 01/21/27(a)	500	475,480
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,000	1,949,574
(SOFR + 1.25%), 2.49%, 01/06/28(b)	815	760,396
Santander U.K. Group Holdings PLC(b)
(1 year CMT + 1.25%), 1.53%, 08/21/26	1,000	919,237
(3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28	500	491,656
(SOFR + 0.99%), 1.67%, 06/14/27	1,800	1,637,682
(SOFR + 1.22%), 2.47%, 01/11/28	500	465,029
SVB Financial Group
1.80%, 10/28/26(a)	900	836,251
1.80%, 02/02/31	450	387,472

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank
0.75%, 06/12/23	$2,000	$1,963,722
3.50%, 07/19/23	500	508,201
0.45%, 09/11/23	3,000	2,917,053
0.55%, 03/04/24(a)	1,500	1,443,459
2.35%, 03/08/24(a)	770	765,393
2.65%, 06/12/24	500	499,347
0.70%, 09/10/24	1,100	1,043,972
1.25%, 12/13/24(a)	1,000	960,814
1.45%, 01/10/25(a)	500	478,902
0.75%, 01/06/26(a)	1,800	1,648,796
1.20%, 06/03/26	1,800	1,660,201
1.25%, 09/10/26	1,100	1,011,338
1.95%, 01/12/27	500	473,555
2.80%, 03/10/27	770	756,156
2.00%, 09/10/31	1,100	974,531
2.45%, 01/12/32	500	461,851
3.20%, 03/10/32	770	757,791
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(a)(b)	500	501,874
Truist Bank
2.75%, 05/01/23	500	503,063
2.15%, 12/06/24	1,000	984,056
3.80%, 10/30/26	250	255,965
2.25%, 03/11/30(a)	1,000	916,598
(3 mo. LIBOR US + 0.74%), 3.69%, 08/02/24(b)	365	369,755
(5 year CMT + 1.15%), 2.64%, 09/17/29(b)	1,000	983,515
Truist Financial Corp.
3.75%, 12/06/23	2,000	2,037,568
2.50%, 08/01/24	2,000	1,986,956
2.85%, 10/26/24(a)	500	499,629
1.13%, 08/03/27(a)	900	808,175
1.95%, 06/05/30	2,000	1,805,443
(SOFR + 0.86%), 1.89%, 06/07/29(b)	1,000	908,928
U.S. Bancorp
2.40%, 07/30/24	1,000	993,420
3.90%, 04/26/28	2,000	2,053,237
1.38%, 07/22/30	2,000	1,731,035
(5 year CMT + 0.95%), 2.49%, 11/03/36(b)	700	627,692
(SOFR + 0.73%), 2.22%, 01/27/28(b)	500	477,572
(SOFR + 1.02%), 2.68%, 01/27/33(b)	500	475,339
Series V, 2.38%, 07/22/26(a)	500	487,538
U.S. Bank NA
3.40%, 07/24/23	3,000	3,040,115
2.80%, 01/27/25(a)	500	499,567
Wells Fargo & Co.
4.13%, 08/15/23	1,750	1,788,978
4.48%, 01/16/24	250	257,448
3.75%, 01/24/24(a)	2,000	2,036,528
3.30%, 09/09/24	750	757,959
3.00%, 02/19/25	350	349,331
3.55%, 09/29/25(a)	1,000	1,012,943
3.00%, 04/22/26	1,750	1,733,000
4.10%, 06/03/26	2,020	2,070,728
3.00%, 10/23/26	1,750	1,725,657
4.30%, 07/22/27	1,500	1,557,533
4.15%, 01/24/29	1,000	1,037,251
5.38%, 11/02/43	900	1,043,843
5.61%, 01/15/44	656	780,814

4

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
4.65%, 11/04/44(a)	$3,345	$3,556,096
3.90%, 05/01/45(a)	1,150	1,149,761
4.90%, 11/17/45	1,500	1,655,480
4.40%, 06/14/46	2,600	2,695,553
4.75%, 12/07/46	1,600	1,739,498
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26(b)	1,500	1,450,903
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(b)	1,335	1,317,418
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(b)	1,500	1,497,562
(SOFR + 0.51%), 0.81%, 05/19/25(a)(b)	675	644,389
(SOFR + 1.09%), 2.41%, 10/30/25(b)	1,000	978,929
(SOFR + 1.26%), 2.57%, 02/11/31(b)	1,500	1,393,529
(SOFR + 1.43%), 2.88%, 10/30/30(b)	2,000	1,900,877
(SOFR + 1.50%), 3.35%, 03/02/33(b)	500	485,921
(SOFR + 1.51%), 3.53%, 03/24/28(b)	1,240	1,237,510
(SOFR + 1.60%), 1.65%, 06/02/24(b)	3,000	2,963,997
(SOFR + 2.00%), 2.19%, 04/30/26(b)	3,000	2,893,929
(SOFR + 2.10%), 2.39%, 06/02/28(b)	900	851,040
(SOFR + 2.53%), 3.07%, 04/30/41(b)	2,000	1,797,950
(SOFR + 4.03%), 4.48%, 04/04/31(b)	2,000	2,117,800
(SOFR + 4.50%), 5.01%, 04/04/51(b)	6,500	7,714,008
Wells Fargo Bank NA, 6.60%, 01/15/38	500	654,829
Westpac Banking Corp.
1.02%, 11/18/24(a)	505	483,609
2.35%, 02/19/25(a)	500	491,217
2.85%, 05/13/26	500	496,312
1.15%, 06/03/26	1,000	924,865
3.40%, 01/25/28	500	503,265
1.95%, 11/20/28	1,000	921,062
2.65%, 01/16/30	795	761,072
2.15%, 06/03/31	1,400	1,267,792
4.42%, 07/24/39	1,000	1,022,073
2.96%, 11/16/40	2,000	1,680,657
3.13%, 11/18/41	335	287,495
(5 year CMT + 1.35%), 2.89%, 02/04/30(b)	1,250	1,205,254
(5 year CMT + 1.53%), 3.02%, 11/18/36(b)	455	404,289
(5 year CMT + 1.75%), 2.67%, 11/15/35(b)	500	436,644
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	750	754,303
Zions Bancorp NA, 3.25%, 10/29/29(a)	1,000	955,635

		225,148,139

Beverages — 0.6%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26(a)	2,250	2,299,527
4.70%, 02/01/36(a)	3,500	3,753,805
4.90%, 02/01/46	6,370	7,084,363
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	500	492,018
4.63%, 02/01/44	650	692,590
4.90%, 02/01/46(a)	500	556,072
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28(a)	1,000	1,036,161
4.75%, 01/23/29(a)	3,500	3,794,613
3.50%, 06/01/30(a)	3,500	3,550,158
4.38%, 04/15/38	1,000	1,050,772
8.20%, 01/15/39(a)	1,150	1,699,037

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
5.45%, 01/23/39(a)	$1,000	$1,167,775
4.35%, 06/01/40	1,000	1,040,641
4.95%, 01/15/42	500	552,010
3.75%, 07/15/42	300	285,585
4.60%, 04/15/48	2,000	2,158,548
4.44%, 10/06/48	632	661,577
5.55%, 01/23/49	3,000	3,657,827
4.50%, 06/01/50	2,200	2,350,573
4.75%, 04/15/58	1,500	1,626,558
5.80%, 01/23/59	1,000	1,262,054
4.60%, 06/01/60	500	531,424
Brown-Forman Corp., 4.00%, 04/15/38	500	512,019
Coca-Cola Co.
1.75%, 09/06/24(a)	3,000	2,969,184
2.90%, 05/25/27(a)	250	247,551
1.50%, 03/05/28	1,000	919,647
2.13%, 09/06/29	1,000	942,059
3.45%, 03/25/30(a)	500	513,925
2.00%, 03/05/31	920	841,910
2.25%, 01/05/32	1,700	1,585,317
2.50%, 06/01/40	1,000	888,284
2.88%, 05/05/41	500	461,732
2.60%, 06/01/50	1,000	854,200
3.00%, 03/05/51(a)	810	745,693
2.50%, 03/15/51	3,000	2,508,507
2.75%, 06/01/60(a)	300	254,069
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30(a)	1,000	953,280
1.85%, 09/01/32	1,500	1,282,710
Constellation Brands, Inc.
4.75%, 12/01/25(a)	1,000	1,040,861
3.70%, 12/06/26	750	756,525
3.50%, 05/09/27	1,000	1,001,905
3.15%, 08/01/29	1,000	965,619
2.88%, 05/01/30	1,000	937,990
2.25%, 08/01/31	2,410	2,122,116
4.10%, 02/15/48	500	481,897
3.75%, 05/01/50(a)	500	463,091
Diageo Capital PLC
2.63%, 04/29/23	250	250,939
3.50%, 09/18/23	2,000	2,031,170
1.38%, 09/29/25	500	473,496
3.88%, 05/18/28(a)	1,000	1,028,877
2.38%, 10/24/29(a)	830	785,763
2.00%, 04/29/30	1,000	911,850
2.13%, 04/29/32	1,000	902,011
3.88%, 04/29/43(a)	1,125	1,154,610
Diageo Investment Corp., 4.25%, 05/11/42	250	268,461
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	500	512,945
3.50%, 01/16/50	1,500	1,386,450
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	500	484,627
4.42%, 12/15/46	500	519,277
Keurig Dr. Pepper, Inc.
4.06%, 05/25/23	1,759	1,789,558
0.75%, 03/15/24	405	390,083
4.42%, 05/25/25	250	258,347
4.60%, 05/25/28	750	790,863

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Keurig Dr. Pepper, Inc. (continued)
2.25%, 03/15/31(a)	$500	$449,875
4.99%, 05/25/38(a)	250	273,819
5.09%, 05/25/48(a)	750	852,109
3.80%, 05/01/50	500	474,976
3.35%, 03/15/51	500	436,498
Molson Coors Beverage Co.
3.00%, 07/15/26	2,345	2,315,721
5.00%, 05/01/42	1,750	1,851,104
4.20%, 07/15/46(a)	500	485,100
PepsiCo, Inc.
0.75%, 05/01/23	295	290,749
0.40%, 10/07/23	215	209,958
3.60%, 03/01/24	250	255,629
2.25%, 03/19/25	2,400	2,374,907
2.75%, 04/30/25	1,000	999,151
3.50%, 07/17/25	250	255,876
2.85%, 02/24/26(a)	500	503,495
2.38%, 10/06/26	1,000	977,884
3.00%, 10/15/27(a)	500	503,743
2.63%, 07/29/29(a)	1,000	980,153
2.75%, 03/19/30	3,900	3,830,577
1.63%, 05/01/30	600	539,458
1.40%, 02/25/31	1,200	1,049,133
1.95%, 10/21/31	985	899,069
2.63%, 10/21/41	500	454,583
3.45%, 10/06/46	1,688	1,671,081
3.38%, 07/29/49	300	295,694
2.88%, 10/15/49	500	463,184
3.63%, 03/19/50	700	718,928
2.75%, 10/21/51	1,500	1,341,360

		105,246,920

Biotechnology — 0.3%
Amgen, Inc.
2.25%, 08/19/23	250	250,876
3.63%, 05/22/24(a)	250	254,672
3.13%, 05/01/25(a)	750	757,414
2.60%, 08/19/26	715	704,759
3.20%, 11/02/27(a)	2,000	2,011,969
2.00%, 01/15/32	1,400	1,240,545
3.35%, 02/22/32	415	411,116
3.15%, 02/21/40	1,000	914,117
2.80%, 08/15/41	1,100	944,410
4.95%, 10/01/41	2,000	2,228,349
5.15%, 11/15/41	500	561,358
4.40%, 05/01/45(a)	1,925	2,021,402
4.56%, 06/15/48	500	537,624
3.38%, 02/21/50	1,000	902,260
4.66%, 06/15/51	1,904	2,095,283
3.00%, 01/15/52	1,400	1,184,082
4.20%, 02/22/52	170	175,813
2.77%, 09/01/53	400	320,948
4.40%, 02/22/62	1,600	1,654,797
Baxalta, Inc.
4.00%, 06/23/25	1,398	1,426,821
5.25%, 06/23/45	105	120,536
Bio Rad Labs
3.30%, 03/15/27	60	59,034
3.70%, 03/15/32	380	375,514

Security	Par (000)	Value

Biotechnology (continued)
Biogen, Inc.
4.05%, 09/15/25	$595	$610,259
2.25%, 05/01/30	795	715,298
3.15%, 05/01/50	1,130	925,348
3.25%, 02/15/51(a)(c)	1,290	1,066,355
Gilead Sciences, Inc.
2.50%, 09/01/23	500	500,911
0.75%, 09/29/23	319	311,542
3.70%, 04/01/24(a)	1,750	1,781,280
3.50%, 02/01/25	1,170	1,185,822
3.65%, 03/01/26	1,325	1,347,538
2.95%, 03/01/27(a)	500	495,071
1.20%, 10/01/27	355	320,272
1.65%, 10/01/30(a)	1,060	931,497
4.60%, 09/01/35(a)	1,350	1,468,288
2.60%, 10/01/40	580	488,355
5.65%, 12/01/41	1,050	1,267,454
4.80%, 04/01/44	1,100	1,209,224
4.50%, 02/01/45	1,150	1,225,327
4.75%, 03/01/46	1,500	1,662,272
4.15%, 03/01/47	1,150	1,182,478
2.80%, 10/01/50	1,200	981,989
Illumina, Inc., 2.55%, 03/23/31	900	818,009
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	810	702,899
2.80%, 09/15/50	835	667,196
Royalty Pharma PLC
1.20%, 09/02/25	1,000	919,867
1.75%, 09/02/27	1,500	1,361,357
2.20%, 09/02/30	2,000	1,748,586
2.15%, 09/02/31	345	295,791
3.30%, 09/02/40	1,000	851,396
3.35%, 09/02/51	500	400,805

		48,596,185

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25	194	188,862
2.49%, 02/15/27	219	208,687
2.72%, 02/15/30	2,500	2,349,705
3.38%, 04/05/40	1,000	908,963
3.58%, 04/05/50	1,500	1,372,576
Eagle Materials, Inc., 2.50%, 07/01/31	380	337,525
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25	1,000	1,017,423
3.25%, 09/15/29	500	481,154
Johnson Controls International PLC
3.63%, 07/02/24(d)	75	75,972
4.63%, 07/02/44	750	804,491
5.13%, 09/14/45	24	27,365
4.50%, 02/15/47	250	262,858
4.95%, 07/02/64(d)	179	188,415
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31	700	614,463
Johnson Controls International PLC/Tyco Fire and Security Finance SCA, 1.75%, 09/15/30	395	352,646
Martin Marietta Materials, Inc.
3.45%, 06/01/27	250	250,775
2.40%, 07/15/31(a)	165	148,111
4.25%, 12/15/47	250	248,465
3.20%, 07/15/51	300	256,339

6

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials, Inc. (continued)
Series CB, 2.50%, 03/15/30	$1,000	$913,019
Masco Corp.
1.50%, 02/15/28	365	321,232
2.00%, 10/01/30	2,000	1,731,597
2.00%, 02/15/31	500	433,719
3.13%, 02/15/51(a)	295	245,303
Mohawk Industries, Inc., 3.63%, 05/15/30	300	294,658
Nucor Corp., 3.13%, 04/01/32	2,000	1,933,242
Owens Corning
4.20%, 12/01/24	250	255,651
3.88%, 06/01/30	300	302,944
4.40%, 01/30/48	1,000	995,007
Vulcan Materials Co.
3.90%, 04/01/27(a)	1,000	1,025,215
4.50%, 06/15/47	500	523,495

		19,069,877

Building Products — 0.3%
Allegion PLC, 3.50%, 10/01/29	500	483,924
Federal National Mortgage Association
4.00%, 03/25/32	500	500,770
4.50%, 03/25/52	500	489,356
Home Depot, Inc.
2.70%, 04/15/25	245	244,167
3.35%, 09/15/25	1,500	1,525,249
2.13%, 09/15/26	500	485,482
2.50%, 04/15/27	800	785,277
2.88%, 04/15/27	310	308,835
2.80%, 09/14/27	500	494,085
0.90%, 03/15/28(a)	675	599,793
1.50%, 09/15/28(a)	500	454,527
3.90%, 12/06/28	440	460,596
2.95%, 06/15/29(a)	590	584,982
2.70%, 04/15/30	300	290,645
1.38%, 03/15/31	1,600	1,377,005
1.88%, 09/15/31	500	446,790
3.25%, 04/15/32	4,500	4,501,777
5.88%, 12/16/36	100	126,662
3.30%, 04/15/40	1,100	1,059,451
5.40%, 09/15/40	500	604,247
5.95%, 04/01/41	500	645,748
4.20%, 04/01/43	750	804,424
4.40%, 03/15/45	1,250	1,371,731
4.25%, 04/01/46	1,000	1,093,786
3.90%, 06/15/47	1,000	1,041,609
4.50%, 12/06/48	1,000	1,123,465
3.13%, 12/15/49	1,600	1,462,764
3.35%, 04/15/50	1,565	1,474,567
2.38%, 03/15/51	900	721,635
2.75%, 09/15/51	500	430,746
3.63%, 04/15/52	1,035	1,027,045
Lowe’s Cos., Inc.
4.00%, 04/15/25	1,000	1,026,763
3.38%, 09/15/25	500	504,962
2.50%, 04/15/26	955	931,147
3.35%, 04/01/27	425	427,485
1.30%, 04/15/28	845	752,517
1.70%, 09/15/28	555	502,293
3.65%, 04/05/29	500	508,102
4.50%, 04/15/30	1,000	1,070,081
1.70%, 10/15/30(a)	450	392,809

Security	Par (000)	Value

Building Products (continued)
Lowe’s Cos., Inc. (continued)
2.63%, 04/01/31	$1,000	$937,314
3.75%, 04/01/32	1,470	1,486,169
5.00%, 04/15/40	1,000	1,114,192
2.80%, 09/15/41	285	244,103
4.38%, 09/15/45(a)	1,000	1,029,374
3.70%, 04/15/46	2,500	2,395,458
4.05%, 05/03/47(a)	1,000	1,007,312
3.00%, 10/15/50	1,230	1,046,424
3.50%, 04/01/51	1,000	919,350
4.25%, 04/01/52	375	387,875
4.45%, 04/01/62	425	442,250

		44,147,120

Capital Markets — 0.7%
Ameriprise Financial, Inc.
4.00%, 10/15/23	150	153,065
3.70%, 10/15/24	1,000	1,014,733
2.88%, 09/15/26	500	493,916
Ares Capital Corp.
4.20%, 06/10/24	500	503,614
3.25%, 07/15/25	875	848,809
3.88%, 01/15/26	1,000	980,976
2.88%, 06/15/27	1,000	909,780
2.88%, 06/15/28	1,030	911,860
3.20%, 11/15/31	500	423,728
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	200	180,349
Bank of New York Mellon Corp.
3.50%, 04/28/23	2,000	2,027,026
3.45%, 08/11/23(a)	500	506,701
2.20%, 08/16/23(a)	1,000	998,648
0.50%, 04/26/24(a)	200	191,475
2.10%, 10/24/24	250	246,594
1.60%, 04/24/25	2,000	1,927,876
2.80%, 05/04/26	70	70,160
1.05%, 10/15/26(a)	1,000	916,413
2.05%, 01/26/27	1,000	963,479
3.25%, 05/16/27(a)	750	757,704
3.85%, 04/28/28	2,000	2,079,144
1.65%, 07/14/28(a)	300	273,779
3.30%, 08/23/29	1,000	994,929
1.80%, 07/28/31	1,000	884,584
2.50%, 01/26/32	500	464,185
(3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(b)	2,000	2,024,558
Series G, 3.00%, 02/24/25	105	105,440
Series J, 0.85%, 10/25/24	1,000	957,096
Series J, 1.90%, 01/25/29	1,000	915,338
Blackstone Private Credit Fund
2.70%, 01/15/25(c)	200	190,995
4.70%, 03/24/25	500	507,298
2.63%, 12/15/26(c)	300	269,989
3.25%, 03/15/27(c)	1,200	1,099,761
4.00%, 01/15/29(c)	1,500	1,388,726
Blackstone Secured Lending Fund, 2.85%, 09/30/28(c)	2,400	2,080,274
Brookfield Asset Management, Inc., 4.00%, 01/15/25	2,250	2,277,113
Brookfield Finance I U.K. PLC, 2.34%, 01/30/32	485	431,125
Brookfield Finance, Inc.
4.00%, 04/01/24	150	152,256

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Brookfield Finance, Inc. (continued)
4.25%, 06/02/26(a)	$1,000	$1,030,380
3.90%, 01/25/28	1,050	1,054,445
4.35%, 04/15/30	2,000	2,080,290
2.72%, 04/15/31(a)	1,800	1,661,082
4.70%, 09/20/47(a)	500	529,948
3.50%, 03/30/51	310	275,661
3.63%, 02/15/52	340	305,279
Charles Schwab Corp.
0.75%, 03/18/24(a)	1,000	966,749
3.00%, 03/10/25	80	80,117
3.63%, 04/01/25	1,000	1,015,364
3.85%, 05/21/25	1,000	1,021,715
0.90%, 03/11/26	1,690	1,562,437
1.15%, 05/13/26	2,000	1,862,352
2.45%, 03/03/27	325	315,501
3.20%, 01/25/28(a)	1,000	994,487
2.00%, 03/20/28(a)	800	748,766
3.25%, 05/22/29(a)	200	199,223
2.75%, 10/01/29	1,000	963,282
4.63%, 03/22/30	1,000	1,088,010
1.65%, 03/11/31	2,000	1,746,522
2.30%, 05/13/31	1,000	922,756
2.90%, 03/03/32	800	770,244
CI Financial Corp.
3.20%, 12/17/30	600	546,784
4.10%, 06/15/51(a)	245	216,102
Franklin Resources, Inc., 2.95%, 08/12/51(a)	300	247,615
FS KKR Capital Corp.
4.63%, 07/15/24(a)	500	504,910
1.65%, 10/12/24	500	471,252
4.13%, 02/01/25	100	99,225
3.40%, 01/15/26	1,000	968,181
2.63%, 01/15/27(a)	400	366,311
3.25%, 07/15/27	500	461,538
3.13%, 10/12/28	500	445,737
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32	120	108,876
Golub Capital BDC, Inc.
2.50%, 08/24/26	200	183,735
2.05%, 02/15/27	900	797,000
Invesco Finance PLC
4.00%, 01/30/24	250	253,804
5.38%, 11/30/43	500	567,241
Jefferies Group LLC, 2.75%, 10/15/32	2,000	1,789,750
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27(a)	1,000	1,048,442
4.15%, 01/23/30	1,000	1,015,910
2.63%, 10/15/31(a)	400	360,616
Kreditanstalt fuer Wiederaufbau
0.25%, 10/19/23	7,000	6,788,809
2.63%, 02/28/24	1,000	1,005,126
0.25%, 03/08/24	3,000	2,881,350
1.38%, 08/05/24	3,000	2,924,790
2.50%, 11/20/24	2,000	1,999,800
2.00%, 05/02/25	2,000	1,965,673
0.38%, 07/18/25	4,000	3,721,200
0.63%, 01/22/26	2,000	1,857,198
2.88%, 04/03/28	5,000	5,079,603

Security	Par (000)	Value

Capital Markets (continued)
Kreditanstalt fuer Wiederaufbau (continued)
1.75%, 09/14/29	$1,500	$1,425,245
0.75%, 09/30/30	3,000	2,614,700
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	1,000	984,673
0.50%, 05/27/25	2,000	1,872,860
2.38%, 06/10/25	2,000	1,985,400
0.88%, 09/03/30	2,000	1,760,503
Lazard Group LLC, 4.38%, 03/11/29	1,000	1,022,794
Legg Mason, Inc., 5.63%, 01/15/44(a)	625	750,130
Main Street Capital Corp., 3.00%, 07/14/26	200	185,427
Morgan Stanley Domestic Holdings, Inc., 4.50%, 06/20/28	1,000	1,037,588
Nomura Holdings, Inc.
2.65%, 01/16/25	900	875,463
1.65%, 07/14/26	200	183,946
2.33%, 01/22/27	1,000	935,362
2.17%, 07/14/28(a)	400	358,964
2.71%, 01/22/29	1,000	921,964
3.10%, 01/16/30(a)	900	847,651
2.68%, 07/16/30	2,000	1,817,766
2.61%, 07/14/31(a)	200	179,762
3.00%, 01/22/32	605	557,303
Northern Trust Corp.
3.65%, 08/03/28	250	256,616
3.15%, 05/03/29	500	499,924
Oesterreichische Kontrollbank AG, 1.50%, 02/12/25	1,000	970,089
Owl Rock Capital Corp.
4.00%, 03/30/25	345	339,271
3.75%, 07/22/25	265	256,328
3.40%, 07/15/26	1,000	938,943
2.63%, 01/15/27(a)	300	268,890
2.88%, 06/11/28	1,055	920,149
Owl Rock Capital Corp. III, 3.13%, 04/13/27(c)	200	176,919
OWL Rock Core Income Corp., 4.70%, 02/08/27(c)	40	38,471
Prospect Capital Corp.
3.36%, 11/15/26	475	433,997
3.44%, 10/15/28	300	256,187
Raymond James Financial, Inc., 4.95%, 07/15/46	500	559,870
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24	500	498,289
State Street Corp.
3.10%, 05/15/23(a)	250	252,106
3.30%, 12/16/24(a)	405	409,016
2.65%, 05/19/26	1,000	988,796
2.40%, 01/24/30(a)	300	283,385
(SOFR + 0.41%), 1.75%, 02/06/26(a)(b)	55	52,983
(SOFR + 0.56%), 1.68%, 11/18/27(b)	900	844,391
(SOFR + 0.73%), 2.20%, 02/07/28(b)	340	325,798
(SOFR + 0.94%), 2.35%, 11/01/25(a)(b)	1,450	1,429,218
(SOFR + 1.00%), 2.62%, 02/07/33(a)(b)	190	178,786
(SOFR + 1.49%), 3.03%, 11/01/34(b)	200	191,289
(SOFR + 2.60%), 2.90%, 03/30/26(b)	1,000	991,533
(SOFR + 2.65%), 3.15%, 03/30/31(b)	1,000	985,045

		125,658,474

Chemicals — 0.4%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	585	557,394

8

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Air Products and Chemicals, Inc. (continued)
1.85%, 05/15/27	$415	$391,922
2.05%, 05/15/30	430	396,361
2.70%, 05/15/40	495	437,632
2.80%, 05/15/50	645	565,929
Albemarle Corp., 4.15%, 12/01/24	250	255,719
Cabot Corp., 4.00%, 07/01/29	1,500	1,506,619
Celanese U.S. Holdings LLC, 1.40%, 08/05/26	200	180,119
CF Industries, Inc.
5.15%, 03/15/34(a)	500	554,933
4.95%, 06/01/43	500	537,750
5.38%, 03/15/44	500	562,204
Dow Chemical Co.
4.80%, 11/30/28(a)	300	321,402
4.25%, 10/01/34	1,361	1,400,859
9.40%, 05/15/39	198	315,406
5.25%, 11/15/41	100	114,095
4.38%, 11/15/42(a)	250	259,912
5.55%, 11/30/48	1,000	1,220,721
4.80%, 05/15/49	1,000	1,103,713
3.60%, 11/15/50(a)	1,000	930,400
DuPont de Nemours, Inc.
4.21%, 11/15/23	2,000	2,046,566
4.73%, 11/15/28(a)	1,500	1,607,517
5.32%, 11/15/38	750	861,411
5.42%, 11/15/48	1,500	1,809,719
Eastman Chemical Co.
3.80%, 03/15/25	1,050	1,061,923
4.50%, 12/01/28(a)	1,000	1,027,606
4.80%, 09/01/42	250	262,324
4.65%, 10/15/44	400	410,597
Ecolab, Inc.
3.25%, 12/01/27(a)	1,000	1,016,740
4.80%, 03/24/30	500	553,316
1.30%, 01/30/31(a)	800	690,075
2.13%, 02/01/32(a)	1,000	914,511
2.13%, 08/15/50(a)	800	611,465
2.70%, 12/15/51(a)	715	612,418
EI du Pont de Nemours and Co.
1.70%, 07/15/25	800	766,481
2.30%, 07/15/30(a)	800	744,499
Emerson Electric Co.
2.00%, 12/21/28(a)	500	467,178
2.20%, 12/21/31(a)	300	276,684
2.75%, 10/15/50	1,000	846,635
2.80%, 12/21/51	165	141,213
FMC Corp.
3.20%, 10/01/26	155	153,396
3.45%, 10/01/29	115	112,962
4.50%, 10/01/49	165	168,608
Huntsman International LLC, 2.95%, 06/15/31	185	171,086
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	500	518,546
4.38%, 06/01/47	500	499,672
5.00%, 09/26/48	500	548,402
Linde, Inc.
2.65%, 02/05/25	165	164,113
3.20%, 01/30/26(a)	250	251,368
1.10%, 08/10/30	900	772,213

Security	Par (000)	Value

Chemicals (continued)
Linde, Inc. (continued)
2.00%, 08/10/50(a)	$705	$531,946
LYB International Finance BV
4.00%, 07/15/23	255	259,016
5.25%, 07/15/43	75	83,019
4.88%, 03/15/44	350	372,508
LYB International Finance III LLC
1.25%, 10/01/25	210	194,374
3.38%, 05/01/30	500	474,047
2.25%, 10/01/30	675	608,394
3.38%, 10/01/40	535	478,905
4.20%, 10/15/49	830	821,702
4.20%, 05/01/50	500	493,826
3.63%, 04/01/51	730	660,493
3.80%, 10/01/60	200	174,375
LyondellBasell Industries NV, 4.63%, 02/26/55	900	915,739
Mosaic Co.
4.25%, 11/15/23	1,000	1,021,176
4.05%, 11/15/27(a)	1,000	1,024,327
5.45%, 11/15/33	1,250	1,437,859
Nutrien Ltd.
1.90%, 05/13/23(a)	3,000	2,977,429
3.00%, 04/01/25	250	248,945
4.00%, 12/15/26	250	257,552
2.95%, 05/13/30(a)	1,000	964,547
4.90%, 06/01/43(a)	500	553,016
5.00%, 04/01/49	750	870,554
3.95%, 05/13/50(a)	1,000	1,003,344
PPG Industries, Inc.
2.40%, 08/15/24	1,000	985,661
1.20%, 03/15/26	420	388,846
2.80%, 08/15/29	1,000	957,582
Rohm & Haas Co., 7.85%, 07/15/29(a)	125	158,923
RPM International, Inc.
2.95%, 01/15/32	245	224,582
5.25%, 06/01/45(a)	250	283,560
Sherwin-Williams Co.
3.95%, 01/15/26	500	515,170
3.45%, 06/01/27	250	250,555
2.95%, 08/15/29	620	597,843
2.20%, 03/15/32	1,100	975,553
4.50%, 06/01/47	1,000	1,059,076
3.80%, 08/15/49	880	845,995
Westlake Corp.
3.60%, 08/15/26	500	506,111
3.38%, 06/15/30	300	292,259
2.88%, 08/15/41	900	752,720
5.00%, 08/15/46(a)	750	815,368
3.13%, 08/15/51(a)	630	517,854

		58,257,085

Commercial Services & Supplies — 0.0%
GATX Corp.
3.25%, 09/15/26	750	741,907
3.85%, 03/30/27	500	504,733
4.70%, 04/01/29	1,000	1,059,810
1.90%, 06/01/31	2,000	1,704,216
George Washington University
4.87%, 09/15/45	100	114,954

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
George Washington University (continued)
Series 2014, 4.30%, 09/15/44	$250	$268,592
Howard University, 5.21%, 10/01/52	137	134,154
Massachusetts Institute of Technology, 5.60%, 07/01/2111	500	693,975
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	400	333,882

		5,556,223

Communications Equipment — 0.1%
Cisco Systems, Inc.
2.20%, 09/20/23(a)	1,000	1,001,932
3.63%, 03/04/24(a)	1,000	1,023,478
2.95%, 02/28/26	1,500	1,511,260
2.50%, 09/20/26(a)	1,000	990,749
5.90%, 02/15/39	2,000	2,608,658
5.50%, 01/15/40(a)	850	1,074,549
Juniper Networks, Inc.
3.75%, 08/15/29(a)	500	498,918
5.95%, 03/15/41	500	564,728
Motorola Solutions, Inc.
4.60%, 02/23/28	500	514,081
4.60%, 05/23/29(a)	965	1,003,487
2.30%, 11/15/30	840	736,394
2.75%, 05/24/31	590	533,821

		12,062,055

Construction Materials — 0.0%
Carlisle Cos., Inc., 2.20%, 03/01/32(a)	300	261,365
WW Grainger, Inc., 4.60%, 06/15/45	1,250	1,372,472

		1,633,837

Consumer Discretionary — 0.0%
California Endowment, Series 2021, 2.50%, 04/01/51	84	69,161
Cintas Corp. No. 2, 3.70%, 04/01/27	500	511,931
GXO Logistics, Inc.(c)
1.65%, 07/15/26	1,000	902,800
2.65%, 07/15/31	500	433,550
Harley-Davidson, Inc., 4.63%, 07/28/45	600	554,805
Quanta Services, Inc.
2.90%, 10/01/30	1,500	1,387,823
2.35%, 01/15/32	230	199,662
3.05%, 10/01/41	270	222,119

		4,281,851

Consumer Finance — 0.5%
American Express Co.
3.70%, 08/03/23	2,000	2,036,788
0.75%, 11/03/23	500	487,689
3.40%, 02/22/24(a)	3,000	3,040,849
2.50%, 07/30/24	655	651,731
3.00%, 10/30/24	1,000	1,003,832
3.63%, 12/05/24(a)	300	305,786
3.13%, 05/20/26	3,000	3,009,757
1.65%, 11/04/26	1,000	942,556
2.55%, 03/04/27	525	510,470
3.30%, 05/03/27(a)(c)	500	502,389
4.05%, 12/03/42	67	70,617
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	112	101,452
Automatic Data Processing, Inc.
1.70%, 05/15/28	580	537,953

Security	Par (000)	Value

Consumer Finance (continued)
Automatic Data Processing, Inc. (continued)
1.25%, 09/01/30	$2,000	$1,736,506
Block Financial LLC
2.50%, 07/15/28	510	465,277
3.88%, 08/15/30(a)	1,000	982,187
Capital One Financial Corp.
3.50%, 06/15/23(a)	110	111,266
3.90%, 01/29/24	1,000	1,015,619
3.75%, 04/24/24	250	253,644
3.30%, 10/30/24	1,000	1,005,443
3.20%, 02/05/25	250	250,223
4.25%, 04/30/25	2,000	2,054,070
4.20%, 10/29/25	340	347,772
2.64%, 03/03/26	440	430,540
3.75%, 07/28/26(a)	230	231,127
3.75%, 03/09/27	500	503,937
3.65%, 05/11/27	2,000	2,002,465
3.80%, 01/31/28	1,000	1,006,283
(SOFR + 0.86%), 1.88%, 11/02/27(b)	1,000	922,698
(SOFR + 1.27%), 2.62%, 11/02/32(b)	500	450,231
(SOFR + 1.34%), 2.36%, 07/29/32(b)	1,000	860,456
(SOFR + 1.79%), 3.27%, 03/01/30(b)	680	656,578
Discover Financial Services
3.95%, 11/06/24	350	356,200
3.75%, 03/04/25	75	75,656
Equifax, Inc.
2.60%, 12/01/24	1,000	987,703
2.35%, 09/15/31(a)	1,000	894,435
Global Payments, Inc.
4.00%, 06/01/23	1,000	1,012,578
4.80%, 04/01/26(a)	500	524,886
2.15%, 01/15/27	490	459,902
3.20%, 08/15/29	250	237,503
2.90%, 05/15/30	1,815	1,675,141
2.90%, 11/15/31	390	355,316
4.15%, 08/15/49	355	343,075
Mastercard, Inc.
3.38%, 04/01/24	250	254,456
2.00%, 03/03/25(a)	1,200	1,180,788
3.30%, 03/26/27	235	239,503
3.50%, 02/26/28(a)	1,000	1,029,161
2.95%, 06/01/29	1,500	1,494,559
3.35%, 03/26/30(a)	830	845,876
1.90%, 03/15/31	515	476,445
2.00%, 11/18/31	2,200	2,005,649
3.65%, 06/01/49	500	516,598
3.85%, 03/26/50	1,050	1,109,325
2.95%, 03/15/51	550	503,214
Moody’s Corp.
4.88%, 02/15/24(a)	500	515,479
3.25%, 01/15/28	750	748,802
4.25%, 02/01/29	1,000	1,049,029
2.00%, 08/19/31(a)	295	261,704
2.75%, 08/19/41	360	307,389
3.25%, 05/20/50	135	120,698
3.75%, 02/25/52	140	137,980
2.55%, 08/18/60(a)	600	451,611
3.10%, 11/29/61	465	388,860
PayPal Holdings, Inc.
1.35%, 06/01/23	395	393,845
2.40%, 10/01/24	1,170	1,164,694

10

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
PayPal Holdings, Inc. (continued)
1.65%, 06/01/25	$440	$423,064
2.65%, 10/01/26	1,000	983,984
2.85%, 10/01/29(a)	1,335	1,306,813
2.30%, 06/01/30	465	432,855
3.25%, 06/01/50(a)	585	533,277
S&P Global, Inc.
2.45%, 03/01/27	60	58,378
4.75%, 08/01/28	1,000	1,074,346
2.70%, 03/01/29	200	193,863
4.25%, 05/01/29(c)	1,000	1,053,066
2.50%, 12/01/29	320	303,272
1.25%, 08/15/30	430	370,476
2.90%, 03/01/32(c)	95	92,098
3.25%, 12/01/49	225	211,073
3.70%, 03/01/52	2,025	2,053,184
2.30%, 08/15/60(a)	500	378,034
3.90%, 03/01/62	30	30,859
Synchrony Financial
4.50%, 07/23/25	190	193,811
3.95%, 12/01/27	1,000	990,370
5.15%, 03/19/29(a)	500	523,806
2.88%, 10/28/31(a)	890	789,089
Visa, Inc.
3.15%, 12/14/25	2,945	2,978,844
1.90%, 04/15/27	2,000	1,921,980
2.75%, 09/15/27(a)	1,150	1,146,268
2.05%, 04/15/30	1,000	933,044
1.10%, 02/15/31(a)	1,400	1,200,823
4.15%, 12/14/35(a)	500	543,711
2.70%, 04/15/40	1,000	909,170
4.30%, 12/14/45	2,750	3,085,912
3.65%, 09/15/47	195	201,371
2.00%, 08/15/50	1,100	852,429
Western Union Co.
1.35%, 03/15/26	900	829,472
2.75%, 03/15/31(a)	900	818,704
6.20%, 11/17/36	525	572,840

		78,596,537

Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	275	253,427
2.69%, 05/25/31	285	261,648
Avery Dennison Corp., 2.25%, 02/15/32	500	438,941
Berry Global, Inc.
1.57%, 01/15/26	1,000	931,578
1.65%, 01/15/27	500	455,443
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	1,000	1,053,750
Georgia-Pacific LLC, 8.88%, 05/15/31	525	733,442
International Paper Co.
7.30%, 11/15/39	1,750	2,305,397
4.80%, 06/15/44(a)	218	232,441
4.40%, 08/15/47(a)	250	259,691
4.35%, 08/15/48(a)	575	602,053
Packaging Corp. of America
3.00%, 12/15/29(a)	200	193,471
4.05%, 12/15/49(a)	650	662,787
3.05%, 10/01/51	185	158,367
Sonoco Products Co.
1.80%, 02/01/25	2,000	1,916,570
2.25%, 02/01/27	1,615	1,529,126

Security	Par (000)	Value

Containers & Packaging (continued)
Sonoco Products Co. (continued)
3.13%, 05/01/30	$1,300	$1,249,809
2.85%, 02/01/32	1,000	934,636
Suzano Austria GmbH
6.00%, 01/15/29	1,000	1,075,720
3.75%, 01/15/31	2,000	1,873,000
WestRock MWV LLC, 8.20%, 01/15/30	100	128,372
WRKCo, Inc.
4.65%, 03/15/26	1,170	1,217,580
3.38%, 09/15/27	500	495,972
4.00%, 03/15/28	1,000	1,018,086
4.90%, 03/15/29(a)	1,000	1,076,946

		21,058,253

Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	1,000	957,239
4.88%, 01/16/24	1,000	1,013,509
2.88%, 08/14/24(a)	3,000	2,917,593
1.65%, 10/29/24(a)	4,175	3,942,908
6.50%, 07/15/25	1,000	1,058,935
1.75%, 01/30/26	1,000	917,450
2.45%, 10/29/26	1,945	1,798,021
3.65%, 07/21/27	1,000	968,919
3.88%, 01/23/28(a)	500	487,330
3.00%, 10/29/28(a)	2,500	2,305,468
3.30%, 01/30/32	3,435	3,096,514
3.40%, 10/29/33	495	443,665
3.85%, 10/29/41	150	131,541
Air Lease Corp.
3.00%, 09/15/23	500	497,849
4.25%, 02/01/24	500	505,407
4.25%, 09/15/24	250	253,015
2.30%, 02/01/25(a)	375	360,702
3.25%, 03/01/25	2,000	1,972,943
3.38%, 07/01/25	1,000	985,586
2.88%, 01/15/26(a)	1,000	965,173
1.88%, 08/15/26	155	142,788
3.63%, 12/01/27	200	194,566
2.10%, 09/01/28	500	437,200
3.25%, 10/01/29	500	472,049
3.00%, 02/01/30	400	368,421
3.13%, 12/01/30	2,000	1,849,040
Aircastle Ltd.
5.00%, 04/01/23	100	101,604
4.13%, 05/01/24(a)	1,000	998,351
4.25%, 06/15/26	500	491,904
Ally Financial, Inc.
3.05%, 06/05/23	2,000	2,007,301
1.45%, 10/02/23	2,335	2,280,167
3.88%, 05/21/24	1,500	1,517,214
5.13%, 09/30/24	2,300	2,400,604
4.63%, 03/30/25(a)	1,500	1,545,863
5.80%, 05/01/25(a)	1,500	1,591,076
2.20%, 11/02/28	1,190	1,075,006
8.00%, 11/01/31	700	878,030
Banco Santander SA
2.71%, 06/27/24	1,000	989,391
2.75%, 05/28/25	1,400	1,364,251
5.18%, 11/19/25	200	206,768
1.85%, 03/25/26	400	373,865

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Banco Santander SA (continued)
4.25%, 04/11/27	$2,000	$2,020,414
3.80%, 02/23/28(a)	600	590,430
4.38%, 04/12/28	1,000	1,008,538
3.31%, 06/27/29	600	581,027
3.49%, 05/28/30	800	774,280
2.75%, 12/03/30	400	352,038
2.96%, 03/25/31(a)	600	554,449
(1 year CMT + 0.90%), 1.72%, 09/14/27(b)	800	722,561
(1 year CMT + 1.60%), 3.23%, 11/22/32(b)	1,200	1,077,033
(1 year CMT + 2.00%), 4.18%, 03/24/28(b)	400	402,029
Bank of America Corp.
4.10%, 07/24/23	4,000	4,087,571
4.13%, 01/22/24(a)	2,000	2,052,776
4.00%, 04/01/24	500	513,162
4.20%, 08/26/24	1,750	1,792,532
4.00%, 01/22/25	750	763,732
3.88%, 08/01/25	2,250	2,313,213
4.45%, 03/03/26	1,340	1,385,812
3.50%, 04/19/26(a)	645	652,994
4.25%, 10/22/26	1,290	1,327,761
3.25%, 10/21/27	1,375	1,368,562
6.11%, 01/29/37	350	418,108
7.75%, 05/14/38	200	279,098
5.88%, 02/07/42	1,100	1,385,205
5.00%, 01/21/44	1,250	1,437,720
4.88%, 04/01/44	1,000	1,116,086
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(b)	1,400	1,347,569
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(b)	2,000	2,001,009
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(b)	385	378,301
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(b)	1,500	1,516,957
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(b)	1,000	1,006,033
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(b)	3,500	3,217,095
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(b)	5,544	5,487,974
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(b)	1,000	1,002,847
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(b)	1,000	1,015,218
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(b)	1,000	996,608
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(b)	4,965	4,804,255
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(b)	1,000	948,282
(3 mo. LIBOR US + 1.19%), 3.95%, 01/23/49(b)	600	607,264
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30(b)	2,650	2,692,771
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(b)	1,450	1,495,970
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(b)	1,000	1,026,746
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	500	500,870

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(b)	$1,000	$1,006,395
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(b)	2,000	2,144,663
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(b)	2,000	2,023,072
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(b)	1,500	1,562,806
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(b)	1,150	1,250,694
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)	3,900	4,035,835
(5 year CMT + 1.20%), 2.48%, 09/21/36(b)	2,000	1,719,544
(SOFR + 0.41%), 0.52%, 06/14/24(b)	900	874,780
(SOFR + 0.65%), 1.53%, 12/06/25(b)	1,000	956,299
(SOFR + 0.67%), 1.84%, 02/04/25(b)	600	586,638
(SOFR + 0.69%), 0.98%, 04/22/25(b)	1,000	958,442
(SOFR + 0.74%), 0.81%, 10/24/24(b)	1,600	1,548,022
(SOFR + 0.96%), 1.73%, 07/22/27(b)	4,300	3,993,345
(SOFR + 1.01%), 1.20%, 10/24/26(b)	1,100	1,016,603
(SOFR + 1.05%), 2.55%, 02/04/28(b)	2,120	2,025,624
(SOFR + 1.06%), 2.09%, 06/14/29(b)	2,000	1,826,887
(SOFR + 1.15%), 1.32%, 06/19/26(b)	1,700	1,593,190
(SOFR + 1.21%), 2.57%, 10/20/32(b)	2,205	2,003,603
(SOFR + 1.22%), 2.30%, 07/21/32(b)	2,900	2,581,044
(SOFR + 1.32%), 2.69%, 04/22/32(b)	3,145	2,892,258
(SOFR + 1.33%), 3.38%, 04/02/26(b)	1,200	1,198,384
(SOFR + 1.33%), 2.97%, 02/04/33(b)	2,675	2,506,456
(SOFR + 1.37%), 1.92%, 10/24/31(b)	1,700	1,476,752
(SOFR + 1.53%), 1.90%, 07/23/31(b)	2,000	1,746,542
(SOFR + 1.56%), 2.97%, 07/21/52(b)	200	171,140
(SOFR + 1.58%), 3.31%, 04/22/42(b)	3,000	2,777,304
(SOFR + 1.88%), 2.83%, 10/24/51(a)(b)	815	693,085
(SOFR + 1.93%), 2.68%, 06/19/41(b)	3,000	2,533,075
(SOFR + 2.15%), 2.59%, 04/29/31(b)	7,200	6,642,479
Series L, 3.95%, 04/21/25	2,155	2,195,929
Series L, 4.18%, 11/25/27	1,000	1,019,547
Series N, (SOFR + 0.91%), 1.66%, 03/11/27(b)	1,700	1,584,693
Series N, (SOFR + 1.22%), 2.65%, 03/11/32(b)	1,700	1,559,164
Series N, (SOFR + 1.65%), 3.48%, 03/13/52(b)	715	674,238
Bank of Nova Scotia
3.40%, 02/11/24	1,000	1,013,435
0.65%, 07/31/24	1,565	1,488,509
1.45%, 01/10/25	500	479,995
2.20%, 02/03/25	2,000	1,948,055
4.50%, 12/16/25	250	258,261
1.35%, 06/24/26(a)	2,000	1,854,803
2.70%, 08/03/26(a)	500	490,912
1.30%, 09/15/26	1,400	1,287,402
1.95%, 02/02/27	1,000	945,161
2.15%, 08/01/31	1,000	902,278
2.45%, 02/02/32	1,000	920,218
Barclays PLC
3.65%, 03/16/25	450	450,833
4.38%, 01/12/26	2,000	2,041,906
5.20%, 05/12/26	1,000	1,039,760
4.34%, 01/10/28	750	762,231
4.84%, 05/09/28(a)	1,000	1,021,075
5.25%, 08/17/45(a)	250	277,661
4.95%, 01/10/47	1,000	1,080,617

12

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Barclays PLC (continued)
(1 year CMT + 1.05%), 2.28%, 11/24/27(b)	$1,000	$928,380
(1 year CMT + 1.20%), 2.67%, 03/10/32(b)	2,000	1,793,357
(1 year CMT + 1.30%), 3.33%, 11/24/42(b)	1,000	869,778
(1 year CMT + 1.90%), 2.65%, 06/24/31(a)(b)	2,000	1,814,085
(3 mo. LIBOR US + 1.36%), 4.34%, 05/16/24(b)	2,000	2,030,575
(3 mo. LIBOR US + 1.61%), 3.93%, 05/07/25(b)	4,000	4,032,542
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)	2,250	2,353,708
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(a)(b)	1,000	1,037,316
(5 year CMT + 2.90%), 3.56%, 09/23/35(a)(b)	1,000	921,033
(SOFR + 2.71%), 2.85%, 05/07/26(a)(b)	500	485,636
BNP Paribas SA, 4.25%, 10/15/24(a)	500	511,184
Cboe Global Markets, Inc.
1.63%, 12/15/30	1,700	1,482,887
3.00%, 03/16/32	700	677,965
Citigroup, Inc.
3.50%, 05/15/23	3,500	3,536,030
3.88%, 10/25/23(a)	3,000	3,065,004
3.88%, 03/26/25	500	506,568
3.30%, 04/27/25(a)	155	156,065
4.40%, 06/10/25	500	514,349
5.50%, 09/13/25	1,000	1,067,740
3.70%, 01/12/26	1,000	1,012,307
4.60%, 03/09/26	750	777,698
3.40%, 05/01/26	500	503,869
3.20%, 10/21/26	2,500	2,480,288
4.30%, 11/20/26	150	154,257
4.45%, 09/29/27	3,000	3,094,309
4.13%, 07/25/28(a)	750	761,350
6.63%, 06/15/32(a)	100	120,849
6.13%, 08/25/36	184	221,223
8.13%, 07/15/39(a)	575	870,501
5.88%, 01/30/42	2,500	3,113,724
6.68%, 09/13/43(a)	250	328,863
5.30%, 05/06/44	500	568,919
4.65%, 07/30/45	750	823,427
4.75%, 05/18/46	1,500	1,605,457
4.65%, 07/23/48	1,500	1,693,911
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(b)	4,000	4,009,513
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(b)	2,000	1,981,197
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(b)	2,500	2,538,123
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(b)	1,000	1,000,221
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	1,000	1,011,250
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(b)	1,000	1,075,346
(SOFR + 0.53%), 1.28%, 11/03/25(b)	445	423,466
(SOFR + 0.67%), 0.98%, 05/01/25(b)	690	657,761
(SOFR + 0.69%), 2.01%, 01/25/26(b)	1,435	1,381,444
(SOFR + 0.77%), 1.12%, 01/28/27(b)	2,200	2,018,262
(SOFR + 0.77%), 1.46%, 06/09/27(b)	3,205	2,943,433
(SOFR + 1.15%), 2.67%, 01/29/31(b)	1,000	926,491
(SOFR + 1.17%), 2.56%, 05/01/32(b)	1,205	1,086,632

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc. (continued)
(SOFR + 1.18%), 2.52%, 11/03/32(b)	$2,840	$2,547,920
(SOFR + 1.28%), 3.07%, 02/24/28(b)	1,000	973,959
(SOFR + 1.35%), 3.06%, 01/25/33(b)	1,500	1,401,500
(SOFR + 1.38%), 2.90%, 11/03/42(a)(b)	495	424,125
(SOFR + 1.42%), 2.98%, 11/05/30(b)	1,000	948,509
(SOFR + 1.53%), 3.29%, 03/17/26(b)	690	687,672
(SOFR + 1.67%), 1.68%, 05/15/24(b)	1,000	991,793
(SOFR + 1.94%), 3.79%, 03/17/33(b)	4,690	4,649,331
(SOFR + 2.11%), 2.57%, 06/03/31(b)	1,500	1,374,161
(SOFR + 2.84%), 3.11%, 04/08/26(b)	1,400	1,388,101
(SOFR + 3.91%), 4.41%, 03/31/31(a)(b)	2,400	2,491,571
(SOFR + 4.55%), 5.32%, 03/26/41(b)	2,400	2,809,262
Clorox Co.
3.50%, 12/15/24	250	253,150
3.10%, 10/01/27(a)	500	496,382
CME Group, Inc.
3.00%, 03/15/25(a)	1,250	1,258,456
3.75%, 06/15/28	1,000	1,024,794
2.65%, 03/15/32	390	373,170
5.30%, 09/15/43	1,000	1,221,233
Credit Suisse Group AG
3.80%, 06/09/23	1,000	1,009,169
3.75%, 03/26/25	2,500	2,490,751
4.55%, 04/17/26	2,250	2,288,870
4.88%, 05/15/45	1,500	1,553,575
Deutsche Bank AG
0.90%, 05/28/24	330	314,209
3.70%, 05/30/24	215	216,007
4.10%, 01/13/26	350	354,406
1.69%, 03/19/26	570	534,624
(SOFR + 1.22%), 2.31%, 11/16/27(b)	1,020	934,745
(SOFR + 1.32%), 2.55%, 01/07/28(b)	1,790	1,651,353
(SOFR + 1.72%), 3.04%, 05/28/32(b)	2,000	1,797,290
(SOFR + 1.87%), 2.13%, 11/24/26(b)	1,405	1,302,424
(SOFR + 2.16%), 2.22%, 09/18/24(b)	1,435	1,403,598
(SOFR + 2.58%), 3.96%, 11/26/25(b)	800	799,393
(SOFR + 3.04%), 3.55%, 09/18/31(b)	855	806,251
Series E, 0.96%, 11/08/23	475	460,521
Federal National Mortgage Association, 3.00%, 03/15/24	635	634,195
GE Capital Funding LLC, 4.55%, 05/15/32	1,000	1,073,876
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	5,071	5,445,182
Goldman Sachs Group, Inc.
3.63%, 02/20/24	1,000	1,012,725
4.00%, 03/03/24	3,425	3,494,970
3.85%, 07/08/24	500	509,130
3.50%, 01/23/25	3,750	3,781,455
3.50%, 04/01/25	1,915	1,929,282
3.75%, 05/22/25	2,250	2,283,864
4.25%, 10/21/25	1,050	1,075,456
3.75%, 02/25/26	380	385,993
3.50%, 11/16/26	2,000	2,008,317
5.95%, 01/15/27	250	274,403
3.85%, 01/26/27	2,000	2,017,956
2.60%, 02/07/30	2,000	1,855,221
3.80%, 03/15/30	2,600	2,617,273
6.75%, 10/01/37	2,650	3,339,376
6.25%, 02/01/41	1,000	1,290,985
4.80%, 07/08/44	1,250	1,385,898

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
5.15%, 05/22/45	$1,500	$1,675,979
4.75%, 10/21/45	1,750	1,955,199
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(a)(b)	2,000	2,014,501
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(b)	1,000	1,001,893
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	3,000	3,071,675
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(b)	2,000	2,021,036
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)	1,000	1,054,823
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(b)	2,500	2,502,868
(SOFR + 0.49%), 0.93%, 10/21/24(b)	1,000	969,302
(SOFR + 0.51%), 0.66%, 09/10/24(b)	2,000	1,934,366
(SOFR + 0.73%), 1.76%, 01/24/25(b)	1,500	1,462,353
(SOFR + 0.80%), 1.43%, 03/09/27(b)	2,500	2,303,752
(SOFR + 0.82%), 1.54%, 09/10/27(b)	2,000	1,827,858
(SOFR + 0.91%), 1.95%, 10/21/27(b)	1,650	1,533,425
(SOFR + 1.09%), 1.99%, 01/27/32(b)	1,460	1,264,769
(SOFR + 1.11%), 2.64%, 02/24/28(b)	1,140	1,089,985
(SOFR + 1.25%), 2.38%, 07/21/32(b)	2,800	2,479,968
(SOFR + 1.26%), 2.65%, 10/21/32(b)	1,605	1,451,021
(SOFR + 1.28%), 2.62%, 04/22/32(b)	3,355	3,049,228
(SOFR + 1.41%), 3.10%, 02/24/33(b)	2,285	2,153,812
(SOFR + 1.47%), 2.91%, 07/21/42(b)	2,000	1,721,666
(SOFR + 1.51%), 3.21%, 04/22/42(b)	1,000	905,044
(SOFR + 1.63%), 3.44%, 02/24/43(b)	3,020	2,798,873
(SOFR + 1.85%), 3.62%, 03/15/28(b)	570	569,202
Series VAR, (SOFR + 0.79%), 1.09%, 12/09/26(b)	3,000	2,746,913
Hercules Capital, Inc., 3.38%, 01/20/27	200	187,757
HSBC Holdings PLC
3.60%, 05/25/23(a)	3,750	3,791,640
4.25%, 03/14/24	500	507,309
4.25%, 08/18/25	500	505,697
4.30%, 03/08/26	1,000	1,026,075
3.90%, 05/25/26(a)	3,000	3,028,702
4.38%, 11/23/26	2,000	2,036,398
4.95%, 03/31/30	1,353	1,445,011
6.50%, 05/02/36	1,200	1,454,912
6.50%, 09/15/37	750	913,246
6.80%, 06/01/38	250	312,135
6.10%, 01/14/42(a)	1,000	1,264,227
5.25%, 03/14/44(a)	1,250	1,378,603
(3 mo. LIBOR US + 0.99%), 3.95%, 05/18/24(b)	3,380	3,413,236
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(b)	1,000	1,004,707
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(b)	3,000	3,038,659
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(b)	3,000	3,086,707
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(a)(b)	3,000	3,008,311
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(b)	3,000	3,001,214
(SOFR + 0.58%), 1.16%, 11/22/24(a)(b)	1,110	1,071,772
(SOFR + 0.71%), 0.98%, 05/24/25(b)	560	531,631

Security	Par (000)	Value

Diversified Financial Services (continued)
HSBC Holdings PLC (continued)
(SOFR + 1.10%), 2.25%, 11/22/27(b)	$1,250	$1,164,671
(SOFR + 1.19%), 2.80%, 05/24/32(b)	2,730	2,480,586
(SOFR + 1.29%), 2.21%, 08/17/29(b)	745	670,102
(SOFR + 1.40%), 2.63%, 11/07/25(b)	1,000	975,400
(SOFR + 1.41%), 2.87%, 11/22/32(b)	2,000	1,818,014
(SOFR + 1.43%), 3.00%, 03/10/26(b)	650	637,297
(SOFR + 1.54%), 1.65%, 04/18/26(b)	1,740	1,637,271
(SOFR + 1.73%), 2.01%, 09/22/28(a)(b)	1,000	906,741
(SOFR + 1.95%), 2.36%, 08/18/31(b)	2,000	1,773,824
(SOFR + 2.39%), 2.85%, 06/04/31(b)	2,000	1,848,462
(SOFR + 2.53%), 4.76%, 03/29/33(b)	1,120	1,151,000
Intercontinental Exchange, Inc.
4.00%, 10/15/23	2,000	2,038,664
3.75%, 12/01/25	1,115	1,145,945
3.75%, 09/21/28	1,135	1,157,937
2.10%, 06/15/30	770	703,217
1.85%, 09/15/32	165	142,501
2.65%, 09/15/40(a)	1,000	853,270
4.25%, 09/21/48(a)	500	536,733
3.00%, 06/15/50(a)	435	380,996
3.00%, 09/15/60(a)	1,550	1,313,819
John Deere Capital Corp.
3.45%, 06/07/23	2,000	2,026,609
3.45%, 01/10/24(a)	1,000	1,016,320
0.45%, 01/17/24(a)	250	241,536
0.45%, 06/07/24	405	385,726
0.63%, 09/10/24(a)	160	153,115
2.05%, 01/09/25	1,000	980,915
1.25%, 01/10/25(a)	500	481,277
0.70%, 01/15/26(a)	900	834,099
1.05%, 06/17/26	2,000	1,855,456
2.25%, 09/14/26	500	485,393
1.70%, 01/11/27(a)	1,500	1,411,993
3.05%, 01/06/28	300	297,383
1.50%, 03/06/28(a)	250	230,608
2.80%, 07/18/29	630	618,495
2.45%, 01/09/30(a)	300	286,736
1.45%, 01/15/31(a)	900	786,407
2.00%, 06/17/31	2,000	1,836,799
JPMorgan Chase & Co.
3.38%, 05/01/23	3,500	3,537,964
2.70%, 05/18/23	2,500	2,509,716
3.88%, 02/01/24	2,000	2,042,626
3.63%, 05/13/24	1,000	1,019,974
3.88%, 09/10/24	1,300	1,327,897
3.13%, 01/23/25	1,250	1,256,451
3.90%, 07/15/25	2,250	2,309,418
3.30%, 04/01/26	500	503,962
3.20%, 06/15/26	1,000	1,005,377
2.95%, 10/01/26	3,000	2,976,770
7.63%, 10/15/26	500	585,565
4.13%, 12/15/26	250	258,696
4.25%, 10/01/27	500	516,255
3.63%, 12/01/27	1,000	1,002,450
6.40%, 05/15/38	1,100	1,433,980
5.50%, 10/15/40	125	150,019
5.60%, 07/15/41	550	666,226
5.40%, 01/06/42	400	474,989
5.63%, 08/16/43(a)	500	608,693
4.85%, 02/01/44(a)	100	113,769

14

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
4.95%, 06/01/45	$1,250	$1,414,033
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(b)	1,500	1,513,931
(3 mo. LIBOR US + 0.89%), 3.80%, 07/23/24(b)	2,500	2,528,451
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(b)	1,000	995,382
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(b)	2,000	2,032,017
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(b)	4,000	4,089,599
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	2,000	2,007,082
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)	1,000	1,005,296
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(b)	1,750	1,770,002
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(b)	1,175	1,215,146
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(b)	2,500	2,605,907
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)	2,000	2,025,592
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(b)	1,000	1,008,588
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)(b)	1,750	1,754,579
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(a)(b)	2,500	2,553,701
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	1,500	1,541,758
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(b)	1,000	1,068,683
(SOFR + 0.49%), 0.77%, 08/09/25(b)	1,000	947,868
(SOFR + 0.54%), 0.82%, 06/01/25(b)	1,305	1,244,410
(SOFR + 0.61%), 1.56%, 12/10/25(b)	1,000	957,190
(SOFR + 0.77%), 1.47%, 09/22/27(b)	1,000	921,565
(SOFR + 0.89%), 1.58%, 04/22/27(b)	300	279,413
(SOFR + 0.92%), 2.60%, 02/24/26(b)	690	676,700
(SOFR + 1.02%), 2.07%, 06/01/29(b)	1,400	1,290,177
(SOFR + 1.07%), 1.95%, 02/04/32(b)	2,000	1,752,005
(SOFR + 1.16%), 2.30%, 10/15/25(b)	500	489,693
(SOFR + 1.17%), 2.95%, 02/24/28(b)	645	629,440
(SOFR + 1.18%), 2.55%, 11/08/32(b)	3,610	3,298,623
(SOFR + 1.25%), 2.58%, 04/22/32(b)	4,965	4,548,700
(SOFR + 1.26%), 2.96%, 01/25/33(b)	2,360	2,224,898
(SOFR + 1.46%), 1.51%, 06/01/24(b)	2,000	1,972,942
(SOFR + 1.46%), 3.16%, 04/22/42(b)	2,300	2,085,107
(SOFR + 1.51%), 2.74%, 10/15/30(b)	3,000	2,834,763
(SOFR + 1.51%), 2.53%, 11/19/41(b)	1,500	1,231,919
(SOFR + 1.58%), 3.33%, 04/22/52(b)	2,700	2,495,774
(SOFR + 1.85%), 2.08%, 04/22/26(b)	3,100	2,991,517
(SOFR + 2.04%), 2.52%, 04/22/31(b)	1,600	1,483,230
(SOFR + 2.44%), 3.11%, 04/22/51(b)	2,700	2,391,179
(SOFR + 2.46%), 3.11%, 04/22/41(b)	1,100	994,112
(SOFR + 2.52%), 2.96%, 05/13/31(b)	2,000	1,871,393
(SOFR + 3.79%), 4.49%, 03/24/31(a)(b)	2,000	2,119,876
(Update Replacements.xls: TSFR3M + 0.58%), 0.97%, 06/23/25(b)	1,000	954,762

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
(Update Replacements.xls: TSFR3M + 1.11%), 1.76%, 11/19/31(b)	$1,000	$862,175
(Update Replacements.xls: TSFR3M + 1.59%), 2.01%, 03/13/26(b)	1,300	1,253,288
Kimberly-Clark Corp.
2.65%, 03/01/25	85	84,448
2.75%, 02/15/26(a)	500	499,110
2.00%, 11/02/31(a)	300	273,883
5.30%, 03/01/41	250	298,043
3.20%, 07/30/46(a)	210	192,633
3.90%, 05/04/47	750	779,641
2.88%, 02/07/50(a)	800	720,941
Lloyds Banking Group PLC
4.05%, 08/16/23(a)	500	508,901
3.90%, 03/12/24	500	507,635
4.50%, 11/04/24	2,000	2,043,609
4.45%, 05/08/25	500	512,400
4.58%, 12/10/25	250	255,145
4.65%, 03/24/26	750	767,261
4.38%, 03/22/28	1,000	1,021,875
4.55%, 08/16/28	2,000	2,062,493
5.30%, 12/01/45	850	931,604
4.34%, 01/09/48(a)	1,300	1,264,332
(1 year CMT + 1.00%), 2.44%, 02/05/26(b)	340	327,860
(1 year CMT + 1.60%), 3.51%, 03/18/26(b)	900	895,589
(1 year CMT + 1.80%), 3.75%, 03/18/28(b)	1,000	997,073
(1 year CMT + 3.50%), 3.87%, 07/09/25(a)(b)	1,000	1,010,531
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28(b)	500	488,401
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23	1,500	1,523,045
2.53%, 09/13/23	1,000	999,009
2.80%, 07/18/24(a)	1,000	993,821
2.19%, 02/25/25	500	483,397
3.85%, 03/01/26	500	506,446
2.76%, 09/13/26	250	242,638
3.29%, 07/25/27	1,000	990,880
3.96%, 03/02/28	1,000	1,014,467
3.74%, 03/07/29	2,000	2,018,484
2.56%, 02/25/30	2,000	1,852,983
2.05%, 07/17/30	2,000	1,770,653
4.29%, 07/26/38	250	261,296
3.75%, 07/18/39	1,010	991,953
(1 year CMT + 0.45%), 0.96%, 10/11/25(b)	410	386,446
(1 year CMT + 0.55%), 0.95%, 07/19/25(b)	2,500	2,369,660
(1 year CMT + 0.67%), 1.64%, 10/13/27(b)	500	459,643
(1 year CMT + 0.68%), 0.85%, 09/15/24(b)	2,000	1,938,317
(1 year CMT + 0.75%), 1.54%, 07/20/27(b)	500	458,935
(1 year CMT + 0.83%), 2.34%, 01/19/28(b)	470	443,908
(1 year CMT + 0.95%), 2.31%, 07/20/32(b)	2,000	1,790,618
(1 year CMT + 0.97%), 2.49%, 10/13/32(b)	215	193,424
(1 year CMT + 1.10%), 2.85%, 01/19/33(b)	500	465,899
Mizuho Financial Group, Inc.
3.17%, 09/11/27	1,000	984,398
2.56%, 09/13/31	2,000	1,748,008
(1 year CMT + 0.67%), 1.23%, 05/22/27(b)	2,000	1,819,324
(1 year CMT + 0.75%), 1.55%, 07/09/27(b)	500	458,943
(1 year CMT + 0.90%), 2.65%, 05/22/26(b)	300	291,981
(1 year CMT + 0.90%), 2.26%, 07/09/32(a)(b)	500	441,322

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mizuho Financial Group, Inc. (continued)
(1 year CMT + 1.25%), 3.26%, 05/22/30(b)	$580	$562,337
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24(b)	2,000	2,022,998
(3 mo. LIBOR US + 1.13%), 3.15%, 07/16/30(b)	1,000	962,912
(SOFR + 0.87%), 0.85%, 09/08/24(b)	2,000	1,938,699
(SOFR + 1.25%), 1.24%, 07/10/24(b)	800	782,915
(SOFR + 1.36%), 2.56%, 09/13/25(b)	905	886,413
(SOFR + 1.57%), 2.87%, 09/13/30(b)	500	471,774
(SOFR + 1.77%), 2.20%, 07/10/31(a)(b)	1,000	888,103
Morgan Stanley
4.10%, 05/22/23	250	254,482
3.70%, 10/23/24	1,500	1,526,917
4.00%, 07/23/25	2,005	2,052,190
5.00%, 11/24/25	1,250	1,317,650
3.88%, 01/27/26	1,750	1,783,290
3.13%, 07/27/26	500	495,685
4.35%, 09/08/26	1,500	1,544,964
3.63%, 01/20/27	2,000	2,017,193
3.95%, 04/23/27	250	254,038
7.25%, 04/01/32	50	64,253
6.38%, 07/24/42	1,050	1,406,324
4.30%, 01/27/45	1,000	1,051,754
4.38%, 01/22/47	1,500	1,624,578
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(b)	4,000	4,039,583
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(a)(b)	3,000	3,023,409
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(a)(b)	2,250	2,256,257
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(b)	3,000	3,235,354
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	1,000	1,008,870
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(b)	750	784,189
(SOFR + 0.51%), 0.79%, 01/22/25(b)	500	479,984
(SOFR + 0.53%), 0.79%, 05/30/25(b)	2,305	2,189,827
(SOFR + 0.56%), 1.16%, 10/21/25(b)	3,000	2,849,817
(SOFR + 0.62%), 0.73%, 04/05/24(b)	4,000	3,917,550
(SOFR + 0.72%), 0.99%, 12/10/26(b)	1,800	1,650,803
(SOFR + 0.86%), 1.51%, 07/20/27(b)	1,910	1,755,679
(SOFR + 0.88%), 1.59%, 05/04/27(b)	125	116,135
(SOFR + 0.94%), 2.63%, 02/18/26(b)	1,900	1,863,787
(SOFR + 1.00%), 2.48%, 01/21/28(b)	1,425	1,358,485
(SOFR + 1.02%), 1.93%, 04/28/32(b)	3,100	2,679,450
(SOFR + 1.03%), 1.79%, 02/13/32(b)	1,980	1,702,653
(SOFR + 1.14%), 2.70%, 01/22/31(b)	4,000	3,753,466
(SOFR + 1.15%), 2.72%, 07/22/25(b)	605	598,932
(SOFR + 1.18%), 2.24%, 07/21/32(b)	500	443,065
(SOFR + 1.20%), 2.51%, 10/20/32(b)	1,645	1,482,702
(SOFR + 1.29%), 2.94%, 01/21/33(b)	2,005	1,880,165
(SOFR + 1.36%), 2.48%, 09/16/36(b)	2,690	2,306,255
(SOFR + 1.43%), 2.80%, 01/25/52(b)	1,285	1,069,079
(SOFR + 1.49%), 3.22%, 04/22/42(b)	35	32,197
(SOFR + 1.99%), 2.19%, 04/28/26(b)	3,430	3,313,272
(SOFR + 3.12%), 3.62%, 04/01/31(b)	4,020	3,999,087
(SOFR + 4.84%), 5.60%, 03/24/51(b)	1,000	1,281,082

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley (continued)
Series F, 3.88%, 04/29/24(a)	$250	$255,026
Nasdaq, Inc.
4.25%, 06/01/24(a)	250	257,713
3.85%, 06/30/26	600	611,760
1.65%, 01/15/31	1,500	1,264,611
3.25%, 04/28/50(a)	200	172,634
Natwest Group PLC
3.88%, 09/12/23	1,000	1,010,240
6.00%, 12/19/23	1,000	1,042,799
4.80%, 04/05/26	1,000	1,033,809
(1 year CMT + 0.90%), 1.64%, 06/14/27(b)	695	635,381
(1 year CMT + 2.15%), 2.36%, 05/22/24(b)	385	381,872
(1 year CMT + 2.55%), 3.07%, 05/22/28(b)	580	556,732
(3 mo. LIBOR US + 1.55%), 4.52%, 06/25/24(b)	2,000	2,030,119
(3 mo. LIBOR US + 1.75%), 4.89%, 05/18/29(b)	1,000	1,039,475
(3 mo. LIBOR US + 1.76%), 4.27%, 03/22/25(b)	1,000	1,011,599
(3 mo. LIBOR US + 1.87%), 4.45%, 05/08/30(b)	1,000	1,025,745
(3 mo. LIBOR US + 1.91%), 5.08%, 01/27/30(b)	1,000	1,064,768
(5 year CMT + 2.10%), 3.75%, 11/01/29(b)	2,290	2,271,859
(5 year CMT + 2.35%), 3.03%, 11/28/35(a)(b)	300	266,155
ORIX Corp., 2.25%, 03/09/31(a)	500	456,891
Rexford Industrial Realty LP
2.13%, 12/01/30	400	349,685
2.15%, 09/01/31	445	386,286
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/23(a)	500	507,348
3.94%, 10/16/23	1,000	1,019,355
2.45%, 09/27/24	2,000	1,964,690
2.35%, 01/15/25	2,000	1,943,469
1.47%, 07/08/25(a)	2,000	1,881,818
3.78%, 03/09/26	3,000	3,033,921
2.63%, 07/14/26	1,000	970,190
1.40%, 09/17/26	1,500	1,368,408
3.01%, 10/19/26	250	244,960
2.17%, 01/14/27(a)	200	189,017
3.36%, 07/12/27	1,000	993,766
3.35%, 10/18/27	500	494,726
3.54%, 01/17/28(a)	2,000	1,984,238
1.90%, 09/17/28	1,500	1,342,367
2.47%, 01/14/29	355	330,159
3.04%, 07/16/29	920	884,736
3.20%, 09/17/29	500	479,257
2.72%, 09/27/29	1,000	938,753
2.13%, 07/08/30	2,000	1,788,322
1.71%, 01/12/31	900	769,718
2.22%, 09/17/31	565	499,852
2.93%, 09/17/41(a)	200	170,530
3.05%, 01/14/42	500	447,616

		717,908,219

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
4.05%, 12/15/23	2,500	2,554,428
0.90%, 03/25/24	2,000	1,936,042

16

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.45%, 04/01/24	$2,500	$2,572,883
3.95%, 01/15/25	500	511,092
3.40%, 05/15/25	1,000	1,001,666
4.13%, 02/17/26	1,000	1,039,110
1.70%, 03/25/26	3,200	3,029,394
1.65%, 02/01/28	1,100	1,002,219
4.35%, 03/01/29	2,000	2,116,437
4.30%, 02/15/30	3,000	3,169,728
2.75%, 06/01/31(a)	2,000	1,875,358
2.25%, 02/01/32	1,400	1,241,406
2.55%, 12/01/33	5,518	4,902,436
4.50%, 05/15/35(a)	1,310	1,387,749
4.90%, 08/15/37	750	825,842
4.85%, 03/01/39(a)	2,000	2,176,643
5.35%, 09/01/40	1	1,144
3.50%, 06/01/41	3,500	3,222,520
4.90%, 06/15/42	350	377,632
4.30%, 12/15/42	2,000	2,017,813
3.10%, 02/01/43	1,600	1,381,261
4.65%, 06/01/44	250	260,447
4.75%, 05/15/46	1,000	1,086,083
4.50%, 03/09/48	1,000	1,050,280
3.65%, 06/01/51	1,000	909,974
3.30%, 02/01/52(a)	800	685,754
3.50%, 09/15/53	3,000	2,632,332
3.55%, 09/15/55	9,407	8,296,656
3.80%, 12/01/57	4,577	4,175,780
3.65%, 09/15/59	7,181	6,297,253
3.85%, 06/01/60	1,000	895,113
3.50%, 02/01/61	600	509,980
British Telecommunications PLC(a)
5.13%, 12/04/28	1,000	1,046,851
9.63%, 12/15/30	1,900	2,592,290
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,650	3,552,161
Telefonica Emisiones SA
4.10%, 03/08/27(a)	1,000	1,022,748
7.05%, 06/20/36	1,075	1,345,293
4.67%, 03/06/38	1,000	1,022,566
5.21%, 03/08/47(a)	1,750	1,875,395
4.90%, 03/06/48	1,500	1,551,009
5.52%, 03/01/49(a)	500	562,016
Telefonica Europe BV, 8.25%, 09/15/30(a)	300	393,168
Verizon Communications, Inc.
0.75%, 03/22/24	335	324,177
3.50%, 11/01/24	250	254,488
3.38%, 02/15/25	1,496	1,514,813
0.85%, 11/20/25	1,450	1,341,506
1.45%, 03/20/26	705	662,800
2.63%, 08/15/26	900	879,888
4.13%, 03/16/27	2,750	2,858,459
2.10%, 03/22/28	810	754,980
4.33%, 09/21/28	2,164	2,282,747
3.88%, 02/08/29	2,000	2,080,680
4.02%, 12/03/29	3,000	3,113,555
3.15%, 03/22/30	1,000	983,475
1.68%, 10/30/30	2,000	1,743,858
1.75%, 01/20/31	3,000	2,615,610
2.55%, 03/21/31	3,420	3,177,351

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
2.36%, 03/15/32(c)	$5,851	$5,284,712
4.50%, 08/10/33(a)	1,750	1,877,543
4.40%, 11/01/34	1,500	1,595,897
4.27%, 01/15/36	1,250	1,316,860
4.81%, 03/15/39	596	674,002
2.65%, 11/20/40	2,000	1,701,317
3.40%, 03/22/41	2,515	2,357,603
2.85%, 09/03/41	650	572,164
4.75%, 11/01/41	3,000	3,299,157
3.85%, 11/01/42	250	249,219
4.86%, 08/21/46	2,000	2,294,801
4.00%, 03/22/50	1,000	1,014,690
2.88%, 11/20/50(a)	2,500	2,088,808
3.55%, 03/22/51	665	624,898
3.88%, 03/01/52	690	693,305
2.99%, 10/30/56	4,978	4,097,310
3.00%, 11/20/60	1,600	1,304,753
3.70%, 03/22/61(a)	2,365	2,190,642

		137,932,020

Education — 0.1%
American University, Series 2019, 3.67%, 04/01/49(a)	171	166,056
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50(a)	300	274,781
California Institute of Technology, 3.65%, 09/01/2119	1,000	857,646
Duke University
Series 2020, 2.68%, 10/01/44	300	265,903
Series 2020, 2.83%, 10/01/55(a)	253	222,057
Emory University, Series 2020, 2.97%, 09/01/50	350	310,484
Ford Foundation
Series 2020, 2.42%, 06/01/50(a)	60	49,501
Series 2020, 2.82%, 06/01/70	125	103,116
George Washington University, Series 2018, 4.13%, 09/15/48	164	173,679
Georgetown University
Series 20A, 2.94%, 04/01/50(a)	104	84,837
Series A, 5.22%, 10/01/2118	62	70,687
Series B, 4.32%, 04/01/49	40	42,532
Leland Stanford Junior University
3.65%, 05/01/48	750	777,235
2.41%, 06/01/50	300	251,752
Massachusetts Institute of Technology
3.96%, 07/01/38	565	598,601
3.07%, 04/01/52	307	290,226
4.68%, 07/01/2114	300	344,128
Series F, 2.99%, 07/01/50	289	268,111
Series G, 2.29%, 07/01/51	157	127,937
Northeastern University, Series 2020, 2.89%, 10/01/50	51	44,050
Northwestern University
3.87%, 12/01/48	100	106,246
Series 2017, 3.66%, 12/01/57	58	63,253
Series 2020, 2.64%, 12/01/50	85	71,706
President and Fellows of Harvard College
3.15%, 07/15/46	175	168,319
2.52%, 10/15/50	204	175,066
3.30%, 07/15/56	700	695,233

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Thomas Jefferson University, 3.85%, 11/01/57	$138	$129,320
Trustees of Boston College, 3.13%, 07/01/52	500	473,582
Trustees of Boston University, Series CC, 4.06%, 10/01/48	35	37,310
Trustees of Princeton University
5.70%, 03/01/39	500	643,331
Series 2020, 2.52%, 07/01/50	420	354,328
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	160	136,529
Series 2020, 2.40%, 10/01/50	146	118,932
University of Chicago, Series C, 2.55%, 04/01/50	137	114,449
University Of Miami, 4.06%, 04/01/52	67	67,000
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	110	111,419
University of Southern California
3.03%, 10/01/39	200	186,926
2.81%, 10/01/50	134	118,604
Series 21-A, 2.95%, 10/01/51	500	443,853
Series A, 3.23%, 10/01/2120	130	107,180
Washington University
3.52%, 04/15/54	425	425,000
4.35%, 04/15/2122	112	112,000
William Marsh Rice University, 3.77%, 05/15/55(a)	300	317,533
Yale University
Series 2020, 1.48%, 04/15/30(a)	152	137,045
Series 2020, 2.40%, 04/15/50	175	145,306

		10,782,789

Electric Utilities — 1.9%
AEP Texas, Inc.
3.95%, 06/01/28	500	510,173
3.45%, 05/15/51	1,000	885,753
Series H, 3.45%, 01/15/50(a)	250	221,886
AEP Transmission Co. LLC
3.10%, 12/01/26	500	498,758
3.80%, 06/15/49	1,000	987,178
3.15%, 09/15/49	135	119,535
Series M, 3.65%, 04/01/50	500	482,240
Series N, 2.75%, 08/15/51	400	327,671
AES Corp.
1.38%, 01/15/26	1,000	919,572
2.45%, 01/15/31	500	447,127
Alabama Power Co.
6.13%, 05/15/38	1,000	1,240,056
3.75%, 03/01/45	250	239,678
4.30%, 01/02/46	250	260,403
3.45%, 10/01/49	185	171,625
3.13%, 07/15/51(a)	600	521,708
Series 20-A, 1.45%, 09/15/30(a)	1,000	867,227
Series B, 3.70%, 12/01/47	2,500	2,421,623
Ameren Corp.
2.50%, 09/15/24	635	626,450
1.95%, 03/15/27	770	721,041
3.50%, 01/15/31	1,000	986,425
Ameren Illinois Co.
4.15%, 03/15/46	500	521,508
3.25%, 03/15/50	150	137,344
2.90%, 06/15/51	600	521,847
American Electric Power Co., Inc.
2.03%, 03/15/24	380	373,419

Security	Par (000)	Value

Electric Utilities (continued)
American Electric Power Co., Inc. (continued)
2.30%, 03/01/30	$300	$273,300
3.25%, 03/01/50	1,000	860,845
Series J, 4.30%, 12/01/28	500	516,927
Series N, 1.00%, 11/01/25	500	462,724
Appalachian Power Co., 4.40%, 05/15/44	250	252,242
Arizona Public Service Co.
3.15%, 05/15/25	250	249,726
2.60%, 08/15/29	500	468,310
2.20%, 12/15/31(a)	1,000	877,800
5.05%, 09/01/41	250	268,882
4.50%, 04/01/42	1,000	1,014,833
4.20%, 08/15/48	250	246,746
3.50%, 12/01/49	1,100	982,892
Avista Corp., 4.35%, 06/01/48	600	622,351
Baltimore Gas & Electric Co.
2.40%, 08/15/26(a)	1,000	979,356
6.35%, 10/01/36	250	314,866
3.50%, 08/15/46	700	676,406
3.20%, 09/15/49	225	202,838
2.90%, 06/15/50(a)	450	391,225
Baltimore Gas and Electric Co., 2.25%, 06/15/31	320	291,260
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	500	508,031
3.50%, 02/01/25	110	111,601
4.05%, 04/15/25(a)	2,000	2,061,600
3.25%, 04/15/28	500	500,230
3.70%, 07/15/30	500	513,595
1.65%, 05/15/31	845	735,835
6.13%, 04/01/36	250	307,870
5.15%, 11/15/43	250	284,563
4.50%, 02/01/45	400	424,054
3.80%, 07/15/48	500	493,941
4.45%, 01/15/49	2,000	2,156,939
4.25%, 10/15/50(a)	1,000	1,067,208
2.85%, 05/15/51	400	338,930
59562VAP2, 5.95%, 05/15/37(a)	1,000	1,217,713
Black Hills Corp.
3.95%, 01/15/26	200	203,207
3.05%, 10/15/29	415	397,423
2.50%, 06/15/30	55	49,986
4.35%, 05/01/33	400	406,996
3.88%, 10/15/49	350	330,372
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	100	97,770
3.95%, 03/01/48	250	259,804
Class AF, 3.35%, 04/01/51(a)	500	476,122
Class AH, 3.60%, 03/01/52	50	50,069
Series AG, Class AG, 3.00%, 03/01/32(a)	70	68,437
CenterPoint Energy, Inc.
2.50%, 09/01/24	425	417,656
1.45%, 06/01/26	240	222,431
4.25%, 11/01/28(a)	1,883	1,936,093
2.95%, 03/01/30	1,000	952,372
2.65%, 06/01/31(a)	810	747,158
3.70%, 09/01/49	250	232,835
Cleco Corporate Holdings LLC(a)
3.74%, 05/01/26	500	506,642
3.38%, 09/15/29	500	477,848
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	800	923,011

18

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
CMS Energy Corp., 3.45%, 08/15/27(a)	$1,000	$1,003,104
Commonwealth Edison Co.
2.55%, 06/15/26	250	245,510
3.70%, 08/15/28	500	508,020
5.90%, 03/15/36	50	61,372
3.70%, 03/01/45	250	245,840
3.65%, 06/15/46	750	741,550
4.00%, 03/01/48	2,000	2,124,592
4.00%, 03/01/49	1,000	1,037,246
3.00%, 03/01/50	500	448,779
3.13%, 03/15/51	400	362,564
2.75%, 09/01/51	500	424,822
3.85%, 03/15/52	2,000	2,067,444
Series 127, 3.20%, 11/15/49	610	560,260
Connecticut Light & Power Co.(a)
Series A, 3.20%, 03/15/27	500	501,049
Series A, 2.05%, 07/01/31	800	723,568
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	500	512,365
2.40%, 06/15/31	1,000	920,591
3.95%, 03/01/43	150	146,416
4.45%, 03/15/44	250	262,167
4.50%, 12/01/45	250	262,285
3.85%, 06/15/46	1,000	967,968
4.50%, 05/15/58	1,000	1,055,359
3.70%, 11/15/59	200	184,384
3.60%, 06/15/61(a)	750	689,470
Series 12-A, 4.20%, 03/15/42	400	402,789
Series 20A, 3.35%, 04/01/30	2,000	1,993,469
Series 20B, 3.95%, 04/01/50(a)	1,000	1,028,164
Series A, 4.13%, 05/15/49	500	504,605
Series C, 4.30%, 12/01/56	500	515,859
Series C, 4.00%, 11/15/57	750	732,004
Series C, 3.00%, 12/01/60(a)	800	647,462
Series D, 4.00%, 12/01/28(a)	500	517,472
Series E, 4.65%, 12/01/48	500	549,118
Constellation Energy Generation LLC
6.25%, 10/01/39	150	169,112
5.75%, 10/01/41	500	540,167
5.60%, 06/15/42	1,050	1,117,646
Consumers Energy Co.
4.35%, 04/15/49(a)	1,000	1,085,990
3.10%, 08/15/50	215	196,819
3.50%, 08/01/51	1,000	976,739
2.65%, 08/15/52	125	103,756
2.50%, 05/01/60	1,055	802,427
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41(a)	1,000	1,168,825
4.60%, 06/15/43(a)	250	265,131
5.10%, 06/01/65	500	589,727
Series A, 2.30%, 12/01/31(a)	200	182,509
Dominion Energy, Inc.
3.07%, 08/15/24(d)	500	498,970
3.90%, 10/01/25	2,000	2,040,029
7.00%, 06/15/38	250	325,232
4.70%, 12/01/44	1,000	1,068,429
Series A, 1.45%, 04/15/26(a)	200	185,959
Series A, 4.60%, 03/15/49	500	542,094
Series C, 3.38%, 04/01/30(a)	1,500	1,479,777
Series C, 2.25%, 08/15/31(a)	110	99,082
Series C, 3.30%, 04/15/41(a)	300	272,175

Security	Par (000)	Value

Electric Utilities (continued)
Dominion Energy, Inc. (continued)
Series C, 4.90%, 08/01/41	$50	$54,063
DTE Electric Co.
3.65%, 03/15/24	1,000	1,017,292
3.70%, 03/15/45	645	632,384
3.70%, 06/01/46	250	248,447
3.75%, 08/15/47	200	202,170
2.95%, 03/01/50(a)	1,000	881,156
Series A, 1.90%, 04/01/28	500	465,099
Series A, 3.00%, 03/01/32	340	331,593
Series A, 4.00%, 04/01/43(a)	150	153,011
Series A, 4.05%, 05/15/48	250	263,556
Series B, 3.25%, 04/01/51	400	379,084
Series B, 3.65%, 03/01/52	180	181,941
DTE Energy Co.
2.95%, 03/01/30	1,000	951,826
Series C, 2.53%, 10/01/24	1,000	983,285
Series C, 3.40%, 06/15/29	701	685,836
Series F, 1.05%, 06/01/25	895	837,262
Duke Energy Carolinas LLC
6.00%, 12/01/28	500	564,865
2.45%, 08/15/29	500	473,063
2.45%, 02/01/30	400	374,334
2.55%, 04/15/31	300	281,461
2.85%, 03/15/32	555	536,434
6.10%, 06/01/37	500	592,367
6.05%, 04/15/38	100	124,333
5.30%, 02/15/40	250	294,948
4.25%, 12/15/41	1,000	1,045,819
4.00%, 09/30/42	500	511,232
3.70%, 12/01/47	500	487,736
3.95%, 03/15/48	1,000	1,025,943
3.20%, 08/15/49	930	862,661
3.45%, 04/15/51	300	290,790
3.55%, 03/15/52	220	217,328
Duke Energy Corp.
3.95%, 10/15/23(a)	250	253,149
3.75%, 04/15/24	500	507,432
0.90%, 09/15/25	1,415	1,314,243
2.65%, 09/01/26	500	486,633
3.15%, 08/15/27	500	494,542
2.45%, 06/01/30	1,695	1,561,712
2.55%, 06/15/31	1,000	914,297
3.30%, 06/15/41	700	633,793
4.80%, 12/15/45	250	267,742
3.75%, 09/01/46	1,500	1,415,858
3.95%, 08/15/47	500	488,564
4.20%, 06/15/49	500	502,436
3.50%, 06/15/51	1,000	912,460
(5 year CMT + 2.32%), 3.25%, 01/15/82(b)	625	553,977
Duke Energy Florida LLC
2.50%, 12/01/29	345	324,475
1.75%, 06/15/30	470	418,386
2.40%, 12/15/31	820	756,665
3.40%, 10/01/46	250	235,480
3.00%, 12/15/51(a)	365	326,155
Duke Energy Indiana LLC
3.75%, 05/15/46(a)	500	490,382
Series UUU, 4.20%, 03/15/42	400	401,195
Series WWW, 4.90%, 07/15/43	250	277,963
Series YYY, 3.25%, 10/01/49(a)	500	444,198

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Ohio, Inc.
2.13%, 06/01/30(a)	$610	$554,364
3.70%, 06/15/46	250	242,188
Duke Energy Progress LLC
3.38%, 09/01/23	250	252,887
3.70%, 09/01/28	365	371,472
3.45%, 03/15/29	500	500,984
2.00%, 08/15/31	100	89,479
3.40%, 04/01/32(a)	380	381,756
4.10%, 05/15/42	150	154,508
4.10%, 03/15/43	250	254,684
4.38%, 03/30/44(a)	100	105,938
4.15%, 12/01/44	500	514,716
4.20%, 08/15/45	250	261,080
3.70%, 10/15/46	500	484,132
3.60%, 09/15/47	1,000	982,818
2.50%, 08/15/50	500	406,121
2.90%, 08/15/51	100	87,593
4.00%, 04/01/52	155	164,275
Edison International
3.55%, 11/15/24	175	175,544
5.75%, 06/15/27(a)	2,050	2,196,656
4.13%, 03/15/28	1,000	991,688
El Paso Electric Co., 6.00%, 05/15/35	500	590,540
Emera U.S. Finance LP
0.83%, 06/15/24	505	477,962
3.55%, 06/15/26	1,075	1,073,893
2.64%, 06/15/31	900	806,749
4.75%, 06/15/46	350	364,849
Entergy Arkansas LLC
3.50%, 04/01/26(a)	65	65,826
2.65%, 06/15/51(a)	300	244,605
3.35%, 06/15/52	500	465,699
Entergy Corp.
0.90%, 09/15/25	665	609,820
2.95%, 09/01/26	1,000	983,290
1.90%, 06/15/28	400	361,689
2.80%, 06/15/30	310	290,538
2.40%, 06/15/31	600	538,574
3.75%, 06/15/50	135	126,696
Entergy Louisiana LLC
4.05%, 09/01/23(a)	250	254,891
5.40%, 11/01/24	3,000	3,160,960
1.60%, 12/15/30	325	281,539
4.00%, 03/15/33(a)	250	259,165
4.20%, 09/01/48	250	261,838
4.20%, 04/01/50	1,000	1,057,120
2.90%, 03/15/51(a)	1,500	1,294,053
Entergy Mississippi LLC
2.85%, 06/01/28	500	480,631
3.85%, 06/01/49	500	495,913
Entergy Texas, Inc., 3.55%, 09/30/49	200	188,208
Evergy Kansas Central, Inc.
2.55%, 07/01/26(a)	350	342,183
4.25%, 12/01/45	1,000	1,029,469
3.25%, 09/01/49(a)	500	450,146
3.45%, 04/15/50	500	467,110
Evergy Metro, Inc., 3.65%, 08/15/25	150	152,256
Evergy, Inc.
2.45%, 09/15/24	500	490,593
2.90%, 09/15/29(a)	500	477,890

Security	Par (000)	Value

Electric Utilities (continued)
Eversource Energy
2.90%, 03/01/27	$380	$372,356
2.55%, 03/15/31(a)	500	459,149
3.38%, 03/01/32	380	371,709
3.45%, 01/15/50(a)	400	363,046
Series H, 3.15%, 01/15/25	125	124,690
Series M, 3.30%, 01/15/28	2,000	1,963,666
Series O, 4.25%, 04/01/29	1,500	1,558,777
Series Q, 0.80%, 08/15/25	800	735,972
Series R, 1.65%, 08/15/30	800	689,200
Series U, 1.40%, 08/15/26	500	461,243
Exelon Corp.
3.95%, 06/15/25	750	764,642
3.40%, 04/15/26	750	752,552
2.75%, 03/15/27	150	146,156
4.05%, 04/15/30	1,000	1,032,235
5.10%, 06/15/45	250	277,833
4.70%, 04/15/50	1,300	1,429,704
4.10%, 03/15/52	245	248,839
Florida Power & Light Co.
2.75%, 06/01/23(a)	250	251,774
2.85%, 04/01/25	120	120,202
3.13%, 12/01/25(a)	500	503,504
2.45%, 02/03/32	4,000	3,762,267
5.95%, 02/01/38	50	62,990
5.69%, 03/01/40(a)	500	622,625
5.25%, 02/01/41	500	594,900
4.13%, 02/01/42	500	526,532
4.05%, 10/01/44(a)	750	784,331
3.70%, 12/01/47	1,000	1,018,312
3.95%, 03/01/48	500	531,974
4.13%, 06/01/48	500	541,955
3.15%, 10/01/49	885	824,913
2.88%, 12/04/51	1,000	896,469
341081FU6, 3.99%, 03/01/49	500	534,512
Fortis, Inc., 3.06%, 10/04/26	1,000	988,376
Georgia Power Co.
4.30%, 03/15/42	700	707,757
Series A, 2.20%, 09/15/24	1,000	980,651
Series B, 2.65%, 09/15/29	1,000	941,310
Series B, 3.70%, 01/30/50	1,000	929,095
Indiana Michigan Power Co.
6.05%, 03/15/37	175	212,236
4.25%, 08/15/48	250	257,270
3.25%, 05/01/51	500	446,029
Series K, 4.55%, 03/15/46	150	158,399
Series L, 3.75%, 07/01/47	1,000	953,689
Interstate Power & Light Co.
3.25%, 12/01/24(a)	250	251,102
4.10%, 09/26/28(a)	300	309,021
3.70%, 09/15/46	500	472,181
3.50%, 09/30/49	105	95,413
3.10%, 11/30/51	430	367,573
IPALCO Enterprises, Inc., 4.25%, 05/01/30	1,000	1,001,540
ITC Holdings Corp., 3.25%, 06/30/26(a)	1,000	996,731
Kentucky Utilities Co.(a)
4.38%, 10/01/45	1,000	1,038,546
3.30%, 06/01/50	300	271,407
Louisville Gas & Electric Co., 4.25%, 04/01/49	1,000	1,043,594
MidAmerican Energy Co.
3.65%, 04/15/29(a)	500	513,926

20

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
MidAmerican Energy Co. (continued)
4.80%, 09/15/43(a)	$250	$284,185
4.40%, 10/15/44	1,000	1,072,731
3.65%, 08/01/48	500	495,393
4.25%, 07/15/49	1,500	1,636,604
3.15%, 04/15/50	250	229,606
2.70%, 08/01/52(a)	300	256,436
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	500	500,906
Series B, 3.10%, 07/30/51(a)	500	424,854
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23	1,700	1,722,297
2.85%, 01/27/25	250	248,448
1.88%, 02/07/25	500	484,399
3.40%, 02/07/28	2,000	1,997,027
2.40%, 03/15/30	830	773,637
2.75%, 04/15/32	500	472,521
4.02%, 11/01/32	1,500	1,530,793
4.30%, 03/15/49	500	536,940
Series D, 1.00%, 10/18/24	750	715,395
Nevada Power Co.
5.45%, 05/15/41	50	57,715
Series DD, 2.40%, 05/01/30(a)	400	375,754
Series EE, 3.13%, 08/01/50	400	359,148
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	890	834,672
3.55%, 05/01/27	1,000	1,011,629
1.90%, 06/15/28	685	631,124
2.75%, 11/01/29	245	234,109
2.25%, 06/01/30	2,300	2,105,312
2.44%, 01/15/32	485	443,498
3.00%, 01/15/52(a)	550	469,553
Northern States Power Co.
2.60%, 05/15/23(a)	500	500,719
2.25%, 04/01/31	155	142,797
3.40%, 08/15/42	200	193,010
4.00%, 08/15/45	85	87,604
3.60%, 09/15/47	1,150	1,137,594
2.90%, 03/01/50	445	392,577
3.20%, 04/01/52	225	211,703
Oglethorpe Power Corp.
5.05%, 10/01/48	1,000	1,118,936
3.75%, 08/01/50	250	235,000
Ohio Power Co.
4.15%, 04/01/48	1,000	1,010,548
Series Q, 1.63%, 01/15/31	435	372,136
Series R, 2.90%, 10/01/51	435	360,479
Oklahoma Gas and Electric Co., 3.25%, 04/01/30	1,000	986,030
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	580	531,557
3.70%, 11/15/28(a)	355	365,133
2.75%, 05/15/30(a)(c)	1,000	961,780
5.25%, 09/30/40	250	295,592
5.30%, 06/01/42	75	90,238
3.75%, 04/01/45	250	247,243
3.80%, 09/30/47	1,000	1,010,023
4.10%, 11/15/48	500	528,292
3.80%, 06/01/49	1,000	1,020,009
3.10%, 09/15/49	245	224,477
2.70%, 11/15/51(a)(c)	100	85,564

Security	Par (000)	Value

Electric Utilities (continued)
Pacific Gas & Electric Co.
4.20%, 03/01/29	$750	$737,495
4.40%, 03/01/32	1,500	1,474,629
5.25%, 03/01/52	1,500	1,527,535
Pacific Gas and Electric Co.
4.25%, 08/01/23	1,000	1,009,721
3.15%, 01/01/26	2,000	1,925,720
2.10%, 08/01/27(a)	585	525,647
3.30%, 12/01/27	1,000	943,351
3.00%, 06/15/28	625	581,342
3.75%, 07/01/28	1,000	957,023
4.55%, 07/01/30(a)	2,000	1,984,411
2.50%, 02/01/31	1,500	1,293,806
3.25%, 06/01/31	1,900	1,718,605
4.50%, 07/01/40	2,000	1,820,870
3.30%, 08/01/40	895	732,474
4.20%, 06/01/41	440	382,354
4.75%, 02/15/44	500	452,241
4.30%, 03/15/45	100	85,176
3.95%, 12/01/47	1,000	827,403
4.95%, 07/01/50(a)	1,600	1,507,039
3.50%, 08/01/50	900	724,549
PacifiCorp, 6.35%, 07/15/38	1,500	1,913,771
PacifiCorp.
2.95%, 06/01/23(a)	300	300,449
5.25%, 06/15/35(a)	250	282,285
4.10%, 02/01/42	250	252,711
4.13%, 01/15/49	1,000	1,034,092
4.15%, 02/15/50	500	520,688
2.90%, 06/15/52(a)	100	87,371
PECO Energy Co.
3.90%, 03/01/48	1,000	1,030,789
3.00%, 09/15/49	195	175,323
3.05%, 03/15/51	120	108,104
2.85%, 09/15/51	325	281,240
Potomac Electric Power Co.(a)
3.60%, 03/15/24	250	253,370
4.15%, 03/15/43	250	260,385
PPL Electric Utilities Corp.
4.75%, 07/15/43	250	278,065
3.00%, 10/01/49	170	149,325
Progress Energy, Inc.
7.75%, 03/01/31	50	64,013
7.00%, 10/30/31	1,000	1,238,781
Public Service Co. of Colorado
3.70%, 06/15/28(a)	1,000	1,020,210
3.60%, 09/15/42	250	241,733
4.30%, 03/15/44	75	79,372
3.80%, 06/15/47	1,000	1,004,287
4.05%, 09/15/49	1,000	1,051,938
Series 35, 1.90%, 01/15/31	800	711,909
Series 36, 2.70%, 01/15/51	800	677,693
Public Service Co. of New Hampshire, 3.60%, 07/01/49	1,000	967,631
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31	500	447,551
Series K, 3.15%, 08/15/51	200	176,365
Public Service Electric & Gas Co.
2.38%, 05/15/23	250	250,267
3.20%, 05/15/29	500	498,379
2.45%, 01/15/30(a)	400	379,183

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric & Gas Co. (continued)
1.90%, 08/15/31(a)	$820	$728,577
3.95%, 05/01/42	50	51,226
3.65%, 09/01/42(a)	50	48,900
3.80%, 03/01/46	1,250	1,271,861
3.85%, 05/01/49	500	513,047
3.15%, 01/01/50	400	370,665
3.00%, 03/01/51	1,000	885,193
Series K, 4.05%, 05/01/45	150	152,062
Public Service Enterprise Group, Inc.
0.84%, 11/08/23	1,700	1,648,507
2.88%, 06/15/24	1,000	990,777
0.80%, 08/15/25	2,000	1,844,075
Puget Energy, Inc.
3.65%, 05/15/25(a)	250	250,546
2.38%, 06/15/28	400	365,704
4.10%, 06/15/30	500	499,043
4.22%, 03/15/32	340	340,684
Puget Sound Energy, Inc.
5.80%, 03/15/40(a)	500	603,880
4.22%, 06/15/48	500	520,544
3.25%, 09/15/49	750	672,337
San Diego Gas & Electric Co.
4.15%, 05/15/48	1,000	1,049,997
Series NNN, 3.60%, 09/01/23	250	253,332
Series VVV, 1.70%, 10/01/30	500	440,461
Sempra Energy
3.30%, 04/01/25	170	170,269
3.40%, 02/01/28	2,000	1,993,317
3.70%, 04/01/29	245	246,186
3.80%, 02/01/38	1,000	980,740
4.00%, 02/01/48	1,000	991,949
(5 year CMT + 2.87%), 4.13%, 04/01/52(b)	500	466,749
Sierra Pacific Power Co., 2.60%, 05/01/26	1,250	1,227,680
Southern California Edison Co.
2.85%, 08/01/29(a)	2,350	2,236,287
2.25%, 06/01/30	1,000	904,019
2.75%, 02/01/32	500	464,052
6.00%, 01/15/34	1,500	1,756,964
5.50%, 03/15/40	50	56,227
4.50%, 09/01/40	1,000	1,013,155
4.65%, 10/01/43	350	362,792
4.00%, 04/01/47	1,000	960,831
3.65%, 02/01/50	400	370,270
3.45%, 02/01/52	200	179,689
Series 08-A, 5.95%, 02/01/38	500	583,112
Series B, 4.88%, 03/01/49(a)	500	531,237
Series C, 3.60%, 02/01/45	250	226,395
Series C, 4.13%, 03/01/48	1,000	983,816
Series D, 3.40%, 06/01/23	1,000	1,006,546
Series E, 3.70%, 08/01/25	2,000	2,033,223
Series G, 2.50%, 06/01/31(a)	965	878,157
Series H, 3.65%, 06/01/51	305	283,859
Southern Co.
2.95%, 07/01/23	2,000	2,010,492
3.25%, 07/01/26	500	500,047
4.40%, 07/01/46	750	766,320
Series B, (5 year CMT + 3.73%), 4.00%, 01/15/51(a)(b)	1,000	967,500
Southern Power Co.
5.25%, 07/15/43	500	534,977

Security	Par (000)	Value

Electric Utilities (continued)
Southern Power Co. (continued)
Series F, 4.95%, 12/15/46	$1,000	$1,056,531
Southwestern Electric Power Co.
3.25%, 11/01/51	400	343,935
Series L, 3.85%, 02/01/48	500	466,154
Series M, 4.10%, 09/15/28	1,000	1,019,807
Southwestern Public Service Co.
3.70%, 08/15/47	500	486,561
3.75%, 06/15/49	1,000	989,779
Series 8, 3.15%, 05/01/50	400	358,124
Tampa Electric Co.
4.10%, 06/15/42	250	251,502
4.30%, 06/15/48	400	424,578
4.45%, 06/15/49	1,250	1,340,317
3.63%, 06/15/50	80	77,144
Toledo Edison Co., 6.15%, 05/15/37	100	121,848
Tucson Electric Power Co.
1.50%, 08/01/30	865	740,013
3.25%, 05/15/32	250	244,172
4.85%, 12/01/48	250	280,996
3.25%, 05/01/51(a)	200	177,405
Union Electric Co.
2.95%, 06/15/27	1,000	985,467
2.15%, 03/15/32(a)	1,000	910,782
4.00%, 04/01/48	1,000	1,026,476
3.25%, 10/01/49	500	458,751
3.90%, 04/01/52(e)	1,000	1,034,547
Virginia Electric & Power Co.
2.40%, 03/30/32	200	184,342
4.00%, 01/15/43	250	254,618
4.45%, 02/15/44	650	695,522
4.60%, 12/01/48	455	511,745
3.30%, 12/01/49(a)	280	262,488
2.45%, 12/15/50	715	571,730
Series A, 3.15%, 01/15/26	555	555,762
Series A, 3.50%, 03/15/27	750	762,477
Series A, 3.80%, 04/01/28(a)	500	511,798
Series A, 2.88%, 07/15/29	115	111,779
Series A, 6.00%, 05/15/37	250	305,646
Series B, 6.00%, 01/15/36	1,000	1,209,400
Series B, 3.80%, 09/15/47	500	499,195
Series C, 4.00%, 11/15/46	300	307,908
Series D, 4.65%, 08/15/43	500	546,892
Virginia Electric and Power Co.
2.30%, 11/15/31	500	458,230
2.95%, 11/15/51(a)	500	439,121
WEC Energy Group, Inc.
0.55%, 09/15/23	2,000	1,942,619
3.55%, 06/15/25	203	203,394
Wisconsin Electric Power Co.
1.70%, 06/15/28	245	221,367
4.30%, 10/15/48	750	791,581
Wisconsin Power & Light Co., 3.00%, 07/01/29	1,000	972,151
Wisconsin Power and Light Co., 1.95%, 09/16/31(a)	260	231,070
Wisconsin Public Service Corp.
3.30%, 09/01/49	625	563,519
2.85%, 12/01/51	235	203,327
Xcel Energy, Inc.
3.30%, 06/01/25	292	291,893
3.35%, 12/01/26(a)	500	500,201

22

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Xcel Energy, Inc. (continued)
1.75%, 03/15/27	$500	$462,765
4.00%, 06/15/28	1,000	1,014,958
2.60%, 12/01/29	200	189,386
2.35%, 11/15/31(a)	400	363,659
4.80%, 09/15/41	250	267,734
3.50%, 12/01/49	200	185,612

		312,155,340

Electrical Equipment — 0.0%
Rockwell Automation, Inc., 4.20%, 03/01/49(a)	1,000	1,074,676
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	1,000	1,017,960
Tyco Electronics Group S, 2.50%, 02/04/32	115	107,517
Tyco Electronics Group SA, 3.45%, 08/01/24(a)	75	75,736
Vontier Corp., 1.80%, 04/01/26	600	542,526

		2,818,415

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.
2.80%, 02/15/30	1,000	948,112
2.20%, 09/15/31(a)	325	289,021
Arrow Electronics, Inc.
4.00%, 04/01/25	500	507,479
2.95%, 02/15/32	400	367,347
Avnet, Inc., 3.00%, 05/15/31(a)	500	458,976
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	750	775,845
2.67%, 12/01/26	800	754,020
4.25%, 04/01/28	400	392,000
3.28%, 12/01/28	800	753,520
3.25%, 02/15/29	450	413,464
3.57%, 12/01/31	800	741,160
Corning, Inc.
4.75%, 03/15/42(a)	50	54,046
5.35%, 11/15/48	750	886,700
3.90%, 11/15/49	250	241,317
4.38%, 11/15/57(a)	750	757,959
5.85%, 11/15/68	600	726,029
5.45%, 11/15/79	250	276,306
Keysight Technologies, Inc., 3.00%, 10/30/29	800	762,697
Rockwell Automation, Inc.
0.35%, 08/15/23(a)	35	34,028
1.75%, 08/15/31(a)	245	215,769
2.80%, 08/15/61	170	137,060
TD SYNNEX Corp.(c)
1.75%, 08/09/26(a)	1,000	915,874
2.38%, 08/09/28(a)	1,000	900,070
2.65%, 08/09/31	500	429,371

		12,738,170

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	100	113,610
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
1.23%, 12/15/23	900	878,464
2.06%, 12/15/26	685	652,527
3.14%, 11/07/29	325	317,364
4.08%, 12/15/47	1,500	1,515,153
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	450	447,368

Security	Par (000)	Value

Energy Equipment & Services (continued)
Halliburton Co.
3.80%, 11/15/25	$966	$986,502
2.92%, 03/01/30	1,000	966,703
4.85%, 11/15/35	1,000	1,074,408
4.50%, 11/15/41	50	50,467
4.75%, 08/01/43	1,250	1,307,893
5.00%, 11/15/45(a)	2,000	2,168,557
NOV, Inc.
3.60%, 12/01/29(a)	1,000	983,060
3.95%, 12/01/42	150	131,846

		11,593,922

Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	141	145,526
Republic Services, Inc.
4.75%, 05/15/23	211	214,940
2.50%, 08/15/24	205	202,821
3.20%, 03/15/25(a)	250	251,156
2.90%, 07/01/26	85	84,356
3.95%, 05/15/28	1,750	1,798,875
1.45%, 02/15/31	880	747,510
1.75%, 02/15/32	1,000	858,483
2.38%, 03/15/33	1,500	1,346,660
Waste Connections, Inc.
2.20%, 01/15/32(a)	1,000	893,543
3.20%, 06/01/32	415	404,935
3.05%, 04/01/50	1,000	857,280
Waste Management, Inc.
2.40%, 05/15/23	500	499,653
0.75%, 11/15/25	1,000	923,719
3.15%, 11/15/27(a)	1,000	1,001,901
2.00%, 06/01/29(a)	245	227,868
1.50%, 03/15/31	1,000	860,625
2.95%, 06/01/41	570	515,303
4.15%, 07/15/49(a)	500	531,311

		12,366,465

Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26(a)	750	771,751
3.95%, 01/15/27(a)	500	511,196
3.38%, 08/15/31	820	807,155
2.00%, 05/18/32(a)	290	253,467
1.88%, 02/01/33	585	494,789
2.95%, 03/15/34	145	136,415
4.85%, 04/15/49	250	282,337
4.00%, 02/01/50	1,000	986,500
3.00%, 05/18/51	200	168,288
3.55%, 03/15/52	580	539,051
American Campus Communities Operating Partnership LP
3.30%, 07/15/26	1,000	994,381
2.25%, 01/15/29	500	456,933
2.85%, 02/01/30	500	468,836
3.88%, 01/30/31	195	196,167
American Homes 4 Rent LP
4.90%, 02/15/29	1,000	1,063,550
2.38%, 07/15/31	35	30,898
3.38%, 07/15/51	25	20,892
American Tower Corp.
3.00%, 06/15/23	1,000	1,003,186

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp. (continued)
0.60%, 01/15/24(a)	$605	$579,836
5.00%, 02/15/24	3,000	3,103,013
3.38%, 05/15/24	2,000	2,006,010
2.95%, 01/15/25	500	494,330
2.40%, 03/15/25	585	569,298
4.40%, 02/15/26	30	30,791
1.60%, 04/15/26	510	472,691
1.45%, 09/15/26	255	232,662
3.38%, 10/15/26	500	493,328
2.75%, 01/15/27	435	416,528
3.65%, 03/15/27	270	269,278
1.50%, 01/31/28	1,500	1,325,394
3.95%, 03/15/29	500	500,667
3.80%, 08/15/29	500	497,567
2.90%, 01/15/30	540	501,080
2.10%, 06/15/30	2,000	1,744,219
1.88%, 10/15/30	965	821,280
2.70%, 04/15/31	600	542,642
2.30%, 09/15/31(a)	715	624,355
4.05%, 03/15/32	445	446,057
3.70%, 10/15/49(a)	425	378,779
3.10%, 06/15/50	110	88,886
2.95%, 01/15/51	570	447,909
AvalonBay Communities, Inc.
3.45%, 06/01/25	100	100,602
3.20%, 01/15/28	2,000	1,975,182
1.90%, 12/01/28(a)	600	544,842
3.30%, 06/01/29	255	256,144
2.45%, 01/15/31	835	785,456
2.05%, 01/15/32(a)	755	682,651
3.90%, 10/15/46	250	255,177
Boston Properties LP
3.13%, 09/01/23	250	251,487
3.20%, 01/15/25	1,000	999,436
3.65%, 02/01/26	190	192,488
4.50%, 12/01/28	1,000	1,054,676
2.90%, 03/15/30	480	454,244
3.25%, 01/30/31(a)	1,000	967,127
2.55%, 04/01/32	745	671,878
2.45%, 10/01/33	1,000	866,981
Brandywine Operating Partnership LP, 4.55%, 10/01/29	500	517,905
Brixmor Operating Partnership LP
3.65%, 06/15/24	750	755,437
4.13%, 06/15/26	250	255,035
4.13%, 05/15/29	1,250	1,282,115
2.50%, 08/16/31	900	794,919
Broadstone Net Lease LLC, 2.60%, 09/15/31(a)	570	507,559
Camden Property Trust, 2.80%, 05/15/30(a)	1,500	1,441,615
Corporate Office Properties LP
2.00%, 01/15/29	200	175,960
2.75%, 04/15/31	1,000	897,712
2.90%, 12/01/33	500	441,375
Crown Castle International Corp.
3.15%, 07/15/23	1,000	1,006,756
3.70%, 06/15/26	280	281,775
1.05%, 07/15/26	2,000	1,806,877
4.00%, 03/01/27	1,000	1,013,806
3.80%, 02/15/28	2,000	1,997,973
2.25%, 01/15/31	1,000	881,385

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp. (continued)
2.10%, 04/01/31	$1,740	$1,504,728
2.90%, 04/01/41	2,000	1,655,522
4.00%, 11/15/49	585	551,466
CubeSmart LP
2.25%, 12/15/28	1,395	1,266,765
3.00%, 02/15/30	1,500	1,435,376
2.00%, 02/15/31	500	435,009
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24	1,000	1,002,120
2.15%, 11/01/30	275	274,577
Digital Realty Trust LP(a)
3.70%, 08/15/27	1,000	1,006,109
3.60%, 07/01/29	750	746,601
Duke Realty LP
3.25%, 06/30/26	500	497,296
2.88%, 11/15/29	540	517,648
1.75%, 07/01/30	325	284,230
1.75%, 02/01/31	255	221,169
2.25%, 01/15/32(a)	1,400	1,258,959
Equinix, Inc.
2.63%, 11/18/24	835	823,061
1.25%, 07/15/25	475	442,837
1.00%, 09/15/25	1,000	918,922
1.45%, 05/15/26	395	362,368
2.90%, 11/18/26	135	130,731
1.55%, 03/15/28	835	737,201
2.00%, 05/15/28	375	337,892
3.20%, 11/18/29(a)	455	435,433
2.15%, 07/15/30	500	437,583
2.50%, 05/15/31(a)	885	793,689
3.00%, 07/15/50	135	110,085
3.40%, 02/15/52	800	692,759
ERP Operating LP
3.00%, 04/15/23	500	503,106
3.25%, 08/01/27	500	495,117
3.50%, 03/01/28(a)	1,000	1,003,601
3.00%, 07/01/29(a)	735	720,950
2.50%, 02/15/30(a)	405	381,624
1.85%, 08/01/31	305	270,649
4.50%, 07/01/44	150	162,996
4.50%, 06/01/45	500	544,358
Essex Portfolio LP
3.88%, 05/01/24(a)	100	101,132
4.00%, 03/01/29	1,000	1,030,396
3.00%, 01/15/30	200	191,487
1.65%, 01/15/31	90	76,659
2.55%, 06/15/31	170	154,910
2.65%, 03/15/32	95	86,897
2.65%, 09/01/50(a)	400	309,759
Extra Space Storage LP
2.55%, 06/01/31	500	451,060
2.35%, 03/15/32(a)	275	241,342
Federal Realty Investment Trust
3.25%, 07/15/27	500	491,296
3.50%, 06/01/30	800	785,094
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24	215	213,675
4.00%, 01/15/30	980	951,198
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30	1,000	950,589

24

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties, Inc.
3.40%, 02/01/25	$31	$31,119
4.00%, 06/01/25	250	254,136
1.35%, 02/01/27	175	160,607
2.13%, 12/01/28	425	390,806
3.50%, 07/15/29	1,500	1,497,914
3.00%, 01/15/30	530	509,149
2.88%, 01/15/31	90	85,230
Highwoods Realty LP
4.13%, 03/15/28	250	253,402
3.05%, 02/15/30	500	475,248
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25(a)	190	191,720
Series H, 3.38%, 12/15/29	1,000	952,749
Series J, 2.90%, 12/15/31	400	357,542
Hudson Pacific Properties LP, 4.65%, 04/01/29	1,000	1,048,536
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	310	280,438
2.00%, 08/15/31(a)	200	170,794
4.15%, 04/15/32	600	612,761
2.70%, 01/15/34	500	436,983
Kilroy Realty LP
3.05%, 02/15/30	1,000	935,284
2.50%, 11/15/32	375	325,928
2.65%, 11/15/33	400	346,564
Kimco Realty Corp.
3.30%, 02/01/25	350	348,360
2.80%, 10/01/26	500	485,387
2.25%, 12/01/31	250	223,898
4.45%, 09/01/47	350	365,563
3.70%, 10/01/49(a)	1,000	925,050
Life Storage LP
4.00%, 06/15/29	1,000	1,013,505
2.20%, 10/15/30(a)	130	115,004
2.40%, 10/15/31	430	378,950
Mid-America Apartments LP
4.30%, 10/15/23	200	203,352
1.10%, 09/15/26(a)	265	241,300
3.60%, 06/01/27(a)	500	500,956
3.95%, 03/15/29	500	514,860
2.75%, 03/15/30	250	238,689
1.70%, 02/15/31(a)	195	169,071
2.88%, 09/15/51	125	104,690
National Retail Properties, Inc.
4.30%, 10/15/28	1,000	1,027,892
3.10%, 04/15/50	1,000	831,154
3.00%, 04/15/52	110	88,206
Office Properties Income Trust, 2.40%, 02/01/27	1,500	1,334,194
Omega Healthcare Investors, Inc.
4.38%, 08/01/23(a)	1,206	1,224,547
4.50%, 04/01/27	250	254,968
4.75%, 01/15/28	500	508,504
3.63%, 10/01/29	600	566,914
3.25%, 04/15/33	400	348,844
Phillips Edison Grocery Co., 2.63%, 11/15/31	900	794,823
Physicians Realty LP, 2.63%, 11/01/31(a)	500	451,092
Piedmont Operating Partnership LP, 3.15%, 08/15/30(a)	500	467,413
Public Storage
1.50%, 11/09/26(a)	795	744,491
1.85%, 05/01/28	1,205	1,107,957

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Public Storage (continued)
1.95%, 11/09/28(a)	$775	$717,236
2.30%, 05/01/31(a)	1,050	970,401
2.25%, 11/09/31	495	452,526
Rayonier LP, 2.75%, 05/17/31(a)	715	653,007
Realty Income Corp.
0.75%, 03/15/26	575	519,840
4.13%, 10/15/26	1,000	1,031,066
3.00%, 01/15/27	1,000	984,624
3.95%, 08/15/27	500	513,628
3.40%, 01/15/28(a)	500	498,578
3.25%, 06/15/29(a)	975	967,140
3.10%, 12/15/29	500	488,734
3.25%, 01/15/31	670	657,945
2.85%, 12/15/32	1,000	944,765
1.80%, 03/15/33(a)	285	236,091
Regency Centers LP
2.95%, 09/15/29	1,000	952,666
3.70%, 06/15/30	500	500,235
4.40%, 02/01/47	500	513,475
Sabra Health Care LP
3.90%, 10/15/29	1,000	960,943
3.20%, 12/01/31(a)	500	446,197
Safehold Operating Partnership LP, 2.80%, 06/15/31	1,000	878,129
Simon Property Group LP
2.00%, 09/13/24	1,040	1,020,777
3.38%, 10/01/24	500	505,782
3.30%, 01/15/26	1,500	1,509,695
1.38%, 01/15/27(a)	700	643,672
3.38%, 06/15/27(a)	750	751,572
2.45%, 09/13/29	500	465,924
2.65%, 07/15/30	1,000	943,066
2.25%, 01/15/32	700	624,073
2.65%, 02/01/32	1,000	923,814
4.75%, 03/15/42	100	106,934
4.25%, 10/01/44	250	255,316
4.25%, 11/30/46(a)	500	521,829
3.25%, 09/13/49	655	586,460
3.80%, 07/15/50	1,000	986,138
SITE Centers Corp., 4.25%, 02/01/26(a)	250	252,917
Spirit Realty LP
3.20%, 01/15/27	1,000	978,157
4.00%, 07/15/29	425	429,489
3.40%, 01/15/30	500	483,530
STORE Capital Corp., 2.70%, 12/01/31	500	443,148
Sun Communities Operating LP
2.30%, 11/01/28	310	280,852
2.70%, 07/15/31	735	663,070
Tanger Properties LP, 3.88%, 07/15/27(a)	1,000	998,860
UDR, Inc.
4.40%, 01/26/29	1,000	1,050,729
3.20%, 01/15/30	500	485,621
3.00%, 08/15/31(a)	500	474,493
1.90%, 03/15/33	250	208,844
Ventas Realty LP
3.50%, 04/15/24	1,000	1,003,022
2.65%, 01/15/25	650	637,703
4.13%, 01/15/26	1,250	1,278,505
3.25%, 10/15/26	500	495,019
4.00%, 03/01/28	1,500	1,532,504

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP (continued)
3.00%, 01/15/30	$1,000	$956,972
4.75%, 11/15/30	1,000	1,064,189
2.50%, 09/01/31	700	631,618
Welltower, Inc.
3.63%, 03/15/24	500	505,239
4.00%, 06/01/25	1,250	1,269,227
4.25%, 04/01/26	350	359,677
2.05%, 01/15/29	620	564,200
4.13%, 03/15/29	1,000	1,032,893
3.10%, 01/15/30(a)	1,000	962,783
2.75%, 01/15/31(a)	2,000	1,863,506
2.80%, 06/01/31	945	880,675
2.75%, 01/15/32	500	459,840
3.85%, 06/15/32	310	312,164
Weyerhaeuser Co.
4.00%, 11/15/29(a)	1,000	1,028,338
4.00%, 04/15/30	1,000	1,029,769
7.38%, 03/15/32	225	286,835
3.38%, 03/09/33(a)	90	87,654
4.00%, 03/09/52	55	54,891
WP Carey, Inc., 2.45%, 02/01/32	690	609,588

		153,172,341

Food & Staples Retailing — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,000	1,199,682
Campbell Soup Co.
3.30%, 03/19/25	500	497,731
2.38%, 04/24/30	2,000	1,823,790
4.80%, 03/15/48(a)	750	814,224
Conagra Brands, Inc.
4.30%, 05/01/24	1,000	1,027,524
4.60%, 11/01/25	1,000	1,035,291
1.38%, 11/01/27	2,500	2,218,595
5.30%, 11/01/38(a)	1,000	1,099,323
5.40%, 11/01/48	500	574,094
Costco Wholesale Corp.
3.00%, 05/18/27(a)	1,500	1,509,163
1.60%, 04/20/30	1,500	1,344,034
1.75%, 04/20/32	500	442,803
Dollar General Corp.
3.25%, 04/15/23	2,000	2,014,397
4.13%, 04/03/50	1,000	997,499
Dollar Tree, Inc.
4.20%, 05/15/28	1,000	1,033,754
2.65%, 12/01/31	500	457,147
3.38%, 12/01/51(a)	400	343,994
General Mills, Inc.
3.65%, 02/15/24(a)	500	507,361
3.20%, 02/10/27	250	247,916
4.20%, 04/17/28	1,000	1,044,147
2.88%, 04/15/30(a)	1,000	960,634
2.25%, 10/14/31	700	627,935
3.00%, 02/01/51(a)	1,051	905,513
Ingredion, Inc., 3.90%, 06/01/50	500	480,601
Kellogg Co.
2.65%, 12/01/23(a)	1,000	1,000,228
3.25%, 04/01/26	65	65,193
4.30%, 05/15/28(a)	1,000	1,034,808
2.10%, 06/01/30	2,000	1,795,050
4.50%, 04/01/46	350	376,193

Security	Par (000)	Value

Food & Staples Retailing (continued)
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	$73	$87,776
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,200	1,183,008
3.88%, 05/15/27	850	864,021
4.63%, 01/30/29	250	260,625
3.75%, 04/01/30	450	448,070
4.25%, 03/01/31	250	256,445
6.75%, 03/15/32	200	241,000
5.00%, 07/15/35	450	479,714
4.63%, 10/01/39	250	253,358
6.50%, 02/09/40	450	536,625
5.00%, 06/04/42	950	1,014,695
5.20%, 07/15/45	1,150	1,244,875
4.38%, 06/01/46	1,750	1,628,577
4.88%, 10/01/49	950	1,000,948
5.50%, 06/01/50	500	567,765
Kroger Co.
3.50%, 02/01/26	495	499,951
2.65%, 10/15/26	1,000	974,863
3.70%, 08/01/27	500	513,305
4.50%, 01/15/29(a)	1,000	1,064,710
2.20%, 05/01/30	1,500	1,369,374
1.70%, 01/15/31(a)	1,065	923,915
5.15%, 08/01/43	125	145,133
3.88%, 10/15/46(a)	500	491,481
4.45%, 02/01/47	1,000	1,062,743
4.65%, 01/15/48	500	544,798
5.40%, 01/15/49(a)	500	599,349
3.95%, 01/15/50	300	303,482
McCormick & Co., Inc.
0.90%, 02/15/26	375	342,990
2.50%, 04/15/30	2,000	1,854,796
1.85%, 02/15/31	135	117,486
Sysco Corp.
3.75%, 10/01/25	100	101,506
3.30%, 07/15/26	630	632,805
3.25%, 07/15/27	1,000	994,582
5.95%, 04/01/30	1,000	1,159,971
2.45%, 12/14/31(a)	500	458,422
4.85%, 10/01/45	150	159,523
4.50%, 04/01/46	250	259,557
4.45%, 03/15/48(a)	500	518,513
6.60%, 04/01/50	1,543	2,073,807
Target Corp.
3.50%, 07/01/24	1,000	1,022,350
2.25%, 04/15/25	1,420	1,399,821
2.50%, 04/15/26(a)	250	248,441
1.95%, 01/15/27	420	405,608
3.38%, 04/15/29(a)	1,000	1,032,558
2.35%, 02/15/30	980	936,180
2.65%, 09/15/30	1,160	1,127,496
7.00%, 01/15/38	1,000	1,407,332
3.63%, 04/15/46	850	873,968
3.90%, 11/15/47	500	533,973
Walgreens Boots Alliance, Inc.
0.95%, 11/17/23	1,000	974,421
3.45%, 06/01/26(a)	459	461,332
3.20%, 04/15/30(a)	2,000	1,949,764
4.10%, 04/15/50	1,000	974,083
Walmart, Inc.
3.40%, 06/26/23	2,000	2,034,082

26

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Walmart, Inc. (continued)
3.30%, 04/22/24(a)	$1,750	$1,779,452
1.05%, 09/17/26	240	223,454
1.50%, 09/22/28(a)	3,500	3,213,543
2.38%, 09/24/29	33	31,885
1.80%, 09/22/31(a)	5,500	5,003,256
5.63%, 04/01/40	2,000	2,565,503
2.50%, 09/22/41	3,200	2,842,293
4.05%, 06/29/48(a)	475	538,738
2.65%, 09/22/51(a)	2,160	1,920,098

		88,212,819

Food Products — 0.1%
Archer-Daniels-Midland Co.
2.50%, 08/11/26(a)	1,750	1,718,207
2.90%, 03/01/32	190	185,941
4.54%, 03/26/42	37	41,421
4.02%, 04/16/43	125	131,253
3.75%, 09/15/47	1,000	1,065,067
4.50%, 03/15/49	1,000	1,166,789
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	1,000	1,005,243
2.75%, 05/14/31	700	643,957
Flowers Foods, Inc., 2.40%, 03/15/31	60	53,824
Hershey Co.
2.05%, 11/15/24	500	493,432
2.45%, 11/15/29(a)	500	481,948
3.13%, 11/15/49	500	461,679
Hormel Foods Corp.
1.70%, 06/03/28(a)	1,300	1,195,513
3.05%, 06/03/51	500	448,880
J M Smucker Co.
3.50%, 03/15/25	1,250	1,265,569
2.13%, 03/15/32	1,000	873,157
4.25%, 03/15/35	250	255,662
4.38%, 03/15/45(a)	500	505,815
3.55%, 03/15/50	200	180,800
Mondelez International, Inc.
1.50%, 05/04/25	350	334,310
2.63%, 03/17/27	2,000	1,951,479
2.75%, 04/13/30	919	879,179
1.50%, 02/04/31	580	494,789
1.88%, 10/15/32	500	431,153
2.63%, 09/04/50	200	161,907
Tyson Foods, Inc.
3.95%, 08/15/24	2,000	2,038,534
3.55%, 06/02/27(a)	1,000	1,007,829
4.88%, 08/15/34	70	75,758
5.15%, 08/15/44	250	283,265
4.55%, 06/02/47	250	266,965
5.10%, 09/28/48	1,500	1,746,409

		21,845,734

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.88%, 09/15/25	45	46,532
3.75%, 11/30/26	1,417	1,470,538
1.15%, 01/30/28(a)	530	484,701
1.40%, 06/30/30(a)	445	398,039
4.75%, 11/30/36(a)	2,250	2,614,649
5.30%, 05/27/40	500	609,033

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued)
4.75%, 04/15/43	$250	$289,674
4.90%, 11/30/46	2,000	2,435,772
Baxter International, Inc.
2.60%, 08/15/26	730	707,650
1.92%, 02/01/27(c)	2,715	2,537,115
2.27%, 12/01/28(c)	1,805	1,672,142
3.95%, 04/01/30	500	515,731
3.50%, 08/15/46	500	458,274
3.13%, 12/01/51(a)(c)	450	385,224
Becton Dickinson and Co.
3.36%, 06/06/24	454	457,780
3.73%, 12/15/24	342	347,537
3.70%, 06/06/27(a)	1,630	1,653,666
2.82%, 05/20/30	470	447,180
1.96%, 02/11/31	1,075	949,657
4.69%, 12/15/44(a)	696	747,377
4.67%, 06/06/47	500	544,612
3.79%, 05/20/50	455	440,879
Boston Scientific Corp.
3.45%, 03/01/24	875	885,323
2.65%, 06/01/30	1,000	938,316
4.55%, 03/01/39	745	804,587
4.70%, 03/01/49(a)	532	592,792
Danaher Corp.
3.35%, 09/15/25	300	302,226
4.38%, 09/15/45	300	316,569
2.60%, 10/01/50	500	412,778
2.80%, 12/10/51(a)	800	679,789
DH Europe Finance II Sarl
2.20%, 11/15/24	1,000	979,540
2.60%, 11/15/29	445	424,172
3.25%, 11/15/39	400	380,808
3.40%, 11/15/49	675	641,856
Koninklijke Philips NV
6.88%, 03/11/38	1,000	1,303,112
5.00%, 03/15/42	250	273,828
Medtronic Global Holdings SCA, 3.35%, 04/01/27	250	253,593
Medtronic, Inc.
3.50%, 03/15/25	1,809	1,846,092
4.38%, 03/15/35	350	388,789
4.63%, 03/15/45	1,750	2,017,347
MidMichigan Health, Series 2020, 3.41%, 06/01/50	47	41,246
PerkinElmer, Inc.
1.90%, 09/15/28	520	469,867
3.30%, 09/15/29	1,000	975,168
2.25%, 09/15/31	1,275	1,126,922
Smith & Nephew PLC, 2.03%, 10/14/30	1,400	1,216,960
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31(a)	700	640,667
3.75%, 03/15/51	400	372,110
Stryker Corp.
3.38%, 05/15/24	2,000	2,023,150
3.38%, 11/01/25	580	584,867
3.50%, 03/15/26	500	505,661
4.63%, 03/15/46	1,250	1,385,005
2.90%, 06/15/50(a)	500	433,972

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	$380	$347,162
2.60%, 10/01/29	970	924,689
2.00%, 10/15/31	250	224,425
2.80%, 10/15/41(a)	1,420	1,271,820
4.10%, 08/15/47	500	535,589
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	1,100	1,003,902
4.45%, 08/15/45(a)	500	499,717

		48,238,178

Health Care Providers & Services — 0.6%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	139	116,962
Adventist Health System, 3.63%, 03/01/49	197	190,331
Advocate Health & Hospitals Corp.
3.83%, 08/15/28	74	75,659
4.27%, 08/15/48	107	116,928
3.39%, 10/15/49	460	437,693
Series 2020, 3.01%, 06/15/50	265	234,241
Aetna, Inc.
2.80%, 06/15/23	1,500	1,505,558
3.50%, 11/15/24	320	323,449
6.75%, 12/15/37	300	383,278
4.50%, 05/15/42	250	260,232
4.75%, 03/15/44	1,025	1,115,541
3.88%, 08/15/47(a)	1,050	1,023,021
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	470	398,992
Allina Health System
Series 2019, 3.89%, 04/15/49	220	222,169
Series 2021, 2.90%, 11/15/51(a)	70	59,309
AmerisourceBergen Corp.
3.45%, 12/15/27	750	750,935
2.80%, 05/15/30	400	378,065
2.70%, 03/15/31	500	462,065
4.25%, 03/01/45	250	247,451
4.30%, 12/15/47	500	504,350
Anthem, Inc.
3.50%, 08/15/24	250	253,719
2.38%, 01/15/25	160	157,756
1.50%, 03/15/26	990	932,604
3.65%, 12/01/27	1,000	1,020,597
2.25%, 05/15/30	785	720,281
2.55%, 03/15/31(a)	700	653,890
4.63%, 05/15/42	50	54,619
4.65%, 01/15/43	2,000	2,183,339
5.10%, 01/15/44(a)	900	1,037,386
4.65%, 08/15/44	350	381,380
4.38%, 12/01/47	1,000	1,070,832
4.55%, 03/01/48	750	829,353
3.13%, 05/15/50	845	744,123
3.60%, 03/15/51	990	946,467
Ascension Health
3.95%, 11/15/46	1,500	1,557,222
Series B, 2.53%, 11/15/29(a)	150	144,377
Series B, 3.11%, 11/15/39	52	48,544
Banner Health
2.91%, 01/01/42	216	191,172
2.91%, 01/01/51	309	265,885

Security	Par (000)	Value

Health Care Providers & Services (continued)
Banner Health (continued)
Series 2020, 3.18%, 01/01/50	$181	$164,285
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	59,340
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	285	290,863
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30	120	106,084
Series 2021, 2.84%, 11/15/50(a)	1,183	995,912
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	86	74,189
BHSH System Obligated Group, Series 19A,
3.49%, 07/15/49	85	81,335
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	200	200,915
Series 20-2, 3.21%, 06/01/50	170	144,023
Cardinal Health, Inc.
3.50%, 11/15/24	250	252,275
3.75%, 09/15/25	500	506,959
3.41%, 06/15/27(a)	1,000	1,004,342
4.60%, 03/15/43	50	50,168
4.90%, 09/15/45	750	774,973
4.37%, 06/15/47	500	497,351
Cedars-Sinai Health System, Series 2021,
2.29%, 08/15/31(a)	200	181,583
Children’s Health System of Texas, 2.51%, 08/15/50	71	55,642
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	200	213,510
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	144	119,577
CHRISTUS Health, Series C, 4.34%, 07/01/28	155	160,918
CommonSpirit Health
2.76%, 10/01/24(a)	2,245	2,227,337
1.55%, 10/01/25	184	172,519
3.35%, 10/01/29	1,132	1,099,056
2.78%, 10/01/30(a)	308	287,039
3.82%, 10/01/49	1,251	1,225,924
4.19%, 10/01/49	400	398,022
3.91%, 10/01/50	597	568,769
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	300	257,725
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	42,497
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	100	103,305
Dignity Health, 5.27%, 11/01/64	100	116,583
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	173	179,969
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	195	166,892
Series 2020, 2.88%, 09/01/50	793	670,551
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	175	165,198
HCA, Inc.
4.75%, 05/01/23	3,000	3,074,892
5.25%, 04/15/25	1,000	1,052,811
5.25%, 06/15/26	1,000	1,055,505
3.13%, 03/15/27(a)	220	214,960
4.13%, 06/15/29	750	764,477
2.38%, 07/15/31(a)	1,000	893,707

28

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc. (continued)
3.63%, 03/15/32	$575	$563,474
5.13%, 06/15/39	1,000	1,078,354
5.50%, 06/15/47	1,000	1,128,399
5.25%, 06/15/49	1,250	1,368,951
3.50%, 07/15/51	900	780,374
4.63%, 03/15/52	2,140	2,156,629
Hoag Memorial Hospital, 3.80%, 07/15/52	197	199,573
Humana, Inc.
3.85%, 10/01/24	500	507,930
1.35%, 02/03/27	765	692,903
3.70%, 03/23/29	350	351,155
3.13%, 08/15/29	500	483,964
2.15%, 02/03/32	465	407,420
4.63%, 12/01/42(a)	1,000	1,064,456
4.95%, 10/01/44	250	280,823
4.80%, 03/15/47	200	226,080
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	500	430,347
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	188	190,923
Johns Hopkins Health System Corp., 3.84%, 05/15/46	175	180,094
Kaiser Foundation Hospitals
3.15%, 05/01/27	500	498,886
4.15%, 05/01/47	1,110	1,186,039
Series 2019, 3.27%, 11/01/49	325	302,672
Series 2021, 2.81%, 06/01/41	574	501,218
Series 2021, 3.00%, 06/01/51	671	591,099
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	85,065
Series 2020, 3.19%, 07/01/49(a)	500	449,997
Series 2020, 3.34%, 07/01/60	400	362,315
Mayo Clinic(a)
Series 2016, 4.13%, 11/15/52	300	321,547
Series 2021, 3.20%, 11/15/61	367	329,467
McKesson Corp.
3.80%, 03/15/24	1,500	1,521,792
1.30%, 08/15/26	900	826,253
3.95%, 02/16/28	1,000	1,010,695
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49(a)	99	92,487
Memorial Health Services, 3.45%, 11/01/49	175	164,553
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	200	232,811
4.13%, 07/01/52	200	212,426
Series 2020, 2.96%, 01/01/50	1,214	1,046,170
Mercy Health, Series 2018, 4.30%, 07/01/28	64	66,354
Methodist Hospital, Series 20A, 2.71%, 12/01/50	219	181,973
Montefiore Obligated Group, 4.29%, 09/01/50(a)	364	311,883
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	160	155,564
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 07/01/48	66	64,112
Series 2019, 3.74%, 07/01/49	300	282,450
Series 2020, 3.39%, 07/01/50	186	167,383
MultiCare Health System, 2.80%, 08/15/50	47	38,841
New York and Presbyterian Hospital
2.26%, 08/01/40(a)	500	395,702
4.02%, 08/01/45	150	157,321
2.61%, 08/01/60	500	385,755

Security	Par (000)	Value

Health Care Providers & Services (continued)
New York and Presbyterian Hospital (continued)
Series 2019, 3.95%, 08/01/2119	$207	$191,886
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	200	196,533
4.26%, 11/01/47	70	70,587
3.81%, 11/01/49	162	152,361
Novant Health, Inc.
2.64%, 11/01/36(a)	138	121,459
3.17%, 11/01/51	434	391,014
3.32%, 11/01/61	217	189,227
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31	200	176,082
OhioHealth Corp., 2.83%, 11/15/41	331	288,368
Orlando Health Obligated Group
4.09%, 10/01/48	29	29,813
3.33%, 10/01/50(a)	192	174,120
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	79	92,271
Series 2020, 1.38%, 11/15/25	24	22,613
Series 2020, 3.22%, 11/15/50	139	123,409
Piedmont Healthcare, Inc.
2.86%, 01/01/52	66	53,848
Series 2042, 2.72%, 01/01/42(a)	164	136,601
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29	325	307,144
Series 21-A, 2.70%, 10/01/51	905	714,808
Series A, 3.93%, 10/01/48	77	77,371
Rady Children’s Hospital-San Diego, Series 21-A, 3.15%, 08/15/51	120	107,835
RWJ Barnabas Health, Inc., 3.95%, 07/01/46(a)	230	235,558
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	175	144,981
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	134	116,349
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	74,036
Stanford Health Care
3.03%, 08/15/51	700	618,953
Series 2018, 3.80%, 11/15/48(a)	64	64,754
Summa Health, 3.51%, 11/15/51	200	189,999
Sutter Health
Series 2018, 3.70%, 08/15/28(a)	86	87,049
Series 2018, 4.09%, 08/15/48	107	108,475
Series 20A, 2.29%, 08/15/30	260	235,185
Series 20A, 3.36%, 08/15/50	335	298,733
Series 20-A, 1.32%, 08/15/25	134	125,733
Series 20-A, 3.16%, 08/15/40(a)	177	155,157
Texas Health Resources, 2.33%, 11/15/50	165	125,403
Toledo Hospital(a)
6.02%, 11/15/48	125	142,812
Series B, 5.33%, 11/15/28	125	133,817
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48(a)	137	129,080
Series 2021, 2.63%, 12/01/40	112	92,824
UnitedHealth Group, Inc.
3.50%, 06/15/23	2,000	2,026,274
2.38%, 08/15/24(a)	2,425	2,413,548
3.75%, 07/15/25	1,000	1,028,415
1.25%, 01/15/26	210	197,429
3.10%, 03/15/26	500	504,590
1.15%, 05/15/26	995	924,598
3.45%, 01/15/27	500	512,263

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
3.38%, 04/15/27(a)	$1,000	$1,015,773
3.85%, 06/15/28	1,000	1,040,729
2.88%, 08/15/29(a)	1,890	1,857,559
2.00%, 05/15/30(a)	315	289,923
2.30%, 05/15/31(a)	1,145	1,075,348
4.63%, 07/15/35	555	620,239
6.88%, 02/15/38	100	139,228
3.50%, 08/15/39	645	639,821
2.75%, 05/15/40	300	269,440
5.95%, 02/15/41	100	128,517
3.05%, 05/15/41	1,255	1,169,091
4.63%, 11/15/41	600	681,331
3.95%, 10/15/42	150	154,649
4.25%, 03/15/43	500	540,928
4.75%, 07/15/45	1,500	1,740,521
4.20%, 01/15/47	750	810,342
4.25%, 04/15/47	1,000	1,083,315
3.75%, 10/15/47	500	506,697
4.25%, 06/15/48	1,400	1,531,270
4.45%, 12/15/48	1,000	1,126,682
3.70%, 08/15/49(a)	1,500	1,522,136
2.90%, 05/15/50	1,290	1,143,429
3.25%, 05/15/51(a)	1,995	1,873,835
3.88%, 08/15/59(a)	1,000	1,029,914
Universal Health Services, Inc.(c)
1.65%, 09/01/26	900	825,576
2.65%, 10/15/30(a)	50	45,391
2.65%, 01/15/32	900	808,830
WakeMed, Series A, 3.29%, 10/01/52	125	109,627
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	60	50,662
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	108	122,425
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	121	94,659

		105,057,688

Health Care Technology — 0.0%
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	225	195,014
Laboratory Corp. of America Holdings
4.00%, 11/01/23	100	101,340
3.25%, 09/01/24	1,000	1,004,117
2.30%, 12/01/24	1,000	979,898
3.60%, 02/01/25	75	75,753
1.55%, 06/01/26	515	479,532
3.60%, 09/01/27(a)	500	506,223
2.70%, 06/01/31	1,095	1,014,846
4.70%, 02/01/45	450	479,145
Quest Diagnostics, Inc.
4.25%, 04/01/24	250	255,990
3.50%, 03/30/25	370	373,598
4.20%, 06/30/29(a)	250	258,731
2.95%, 06/30/30	425	403,194
2.80%, 06/30/31	400	374,107
4.70%, 03/30/45	250	271,132

		6,772,620

Security	Par (000)	Value

Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc., 3.70%, 12/01/29	$200	$195,718
Darden Restaurants, Inc., 4.55%, 02/15/48	500	480,099
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	400	411,724
Hyatt Hotels Corp.
3.38%, 07/15/23	190	190,158
4.38%, 09/15/28	305	303,961
5.75%, 04/23/30(a)	500	552,469
Las Vegas Sands Corp.
3.20%, 08/08/24	2,745	2,620,625
3.50%, 08/18/26	270	254,363
3.90%, 08/08/29(a)	185	169,645
Marriott International, Inc.
Series EE, 5.75%, 05/01/25	608	645,535
Series FF, 4.63%, 06/15/30	1,000	1,035,691
Series GG, 3.50%, 10/15/32	1,000	951,869
Series R, 3.13%, 06/15/26	1,000	988,132
Series X, 4.00%, 04/15/28	1,000	1,001,597
McDonald’s Corp.
3.35%, 04/01/23	250	253,099
3.25%, 06/10/24(a)	400	404,606
3.38%, 05/26/25	500	508,133
3.30%, 07/01/25	115	116,290
3.70%, 01/30/26	1,000	1,023,932
3.50%, 03/01/27	1,000	1,017,520
3.50%, 07/01/27	1,400	1,422,888
3.80%, 04/01/28(a)	1,000	1,028,886
3.60%, 07/01/30	1,525	1,553,008
4.70%, 12/09/35	315	342,491
6.30%, 03/01/38	1,000	1,272,190
3.70%, 02/15/42	100	96,382
4.60%, 05/26/45	1,000	1,063,380
4.88%, 12/09/45	1,000	1,111,725
4.45%, 03/01/47	500	536,964
4.45%, 09/01/48	500	537,674
3.63%, 09/01/49	875	837,787
4.20%, 04/01/50	1,390	1,451,029
Sands China Ltd.
5.13%, 08/08/25	1,500	1,477,500
5.40%, 08/08/28	1,750	1,715,385
Starbucks Corp.
3.85%, 10/01/23	250	254,279
3.80%, 08/15/25	1,000	1,021,218
4.00%, 11/15/28	500	516,023
3.55%, 08/15/29(a)	1,250	1,254,138
2.25%, 03/12/30	1,000	915,392
2.55%, 11/15/30	800	745,096
3.00%, 02/14/32	760	724,753
3.75%, 12/01/47(a)	1,000	944,243
3.35%, 03/12/50	1,000	900,369
3.50%, 11/15/50(a)	800	743,337

		35,591,303

Household Durables — 0.1%
D.R. Horton, Inc.
2.50%, 10/15/24	425	419,058
1.40%, 10/15/27	1,000	893,031
DR Horton, Inc., 1.30%, 10/15/26	1,015	922,376
Leggett & Platt, Inc.
3.80%, 11/15/24	200	202,200

30

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables (continued)
Leggett & Platt, Inc. (continued)
4.40%, 03/15/29	$1,000	$1,038,863
3.50%, 11/15/51(a)	605	534,405
Lennar Corp.
4.75%, 05/30/25	2,000	2,071,224
4.75%, 11/29/27(a)	2,000	2,083,459
MDC Holdings, Inc.
2.50%, 01/15/31(a)	200	174,630
6.00%, 01/15/43	400	410,586
PulteGroup, Inc., 7.88%, 06/15/32(a)	1,000	1,291,832
Toll Brothers Finance Corp.(a)
4.88%, 11/15/25	100	102,975
4.88%, 03/15/27	300	309,952
4.35%, 02/15/28	300	301,405
3.80%, 11/01/29	300	290,062
Whirlpool Corp.
2.40%, 05/15/31(a)	245	222,952
5.15%, 03/01/43(a)	200	214,759
4.50%, 06/01/46	250	256,544
4.60%, 05/15/50(a)	600	629,596

		12,369,909

Household Products — 0.0%
Church & Dwight Co., Inc., 2.30%, 12/15/31	1,000	914,830

Insurance — 0.8%
Aflac, Inc.
3.63%, 11/15/24	250	255,923
1.13%, 03/15/26	1,000	930,241
2.88%, 10/15/26	750	749,155
4.75%, 01/15/49	500	571,009
Alleghany Corp.
3.63%, 05/15/30	700	704,163
3.25%, 08/15/51	1,000	867,396
Allstate Corp.
3.15%, 06/15/23	250	252,402
3.28%, 12/15/26(a)	750	753,081
1.45%, 12/15/30(a)	2,000	1,728,946
4.50%, 06/15/43	150	159,274
4.20%, 12/15/46(a)	1,000	1,063,690
3.85%, 08/10/49	1,000	1,014,867
Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(b)	1,250	1,243,750
American Financial Group, Inc., 4.50%, 06/15/47	750	774,807
American International Group, Inc.
4.13%, 02/15/24(a)	250	255,629
2.50%, 06/30/25	1,000	977,713
3.75%, 07/10/25(a)	750	762,093
3.90%, 04/01/26	2,500	2,562,933
4.25%, 03/15/29	1,000	1,045,862
3.40%, 06/30/30	1,500	1,495,925
3.88%, 01/15/35	500	509,488
4.70%, 07/10/35	500	533,303
4.50%, 07/16/44	750	809,314
4.80%, 07/10/45	750	845,083
4.75%, 04/01/48	1,000	1,145,761
4.38%, 06/30/50	1,000	1,096,019
4.38%, 01/15/55	500	534,175
Aon Corp.
2.85%, 05/28/27(a)	155	151,631
4.50%, 12/15/28	1,000	1,047,581

Security	Par (000)	Value

Insurance (continued)
Aon Corp. (continued)
3.75%, 05/02/29	$1,000	$1,022,487
2.80%, 05/15/30	1,800	1,714,600
3.90%, 02/28/52	320	315,812
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	500	441,271
2.60%, 12/02/31	345	317,730
Aon Global Ltd.
3.50%, 06/14/24	1,000	1,008,466
3.88%, 12/15/25(a)	600	612,615
4.60%, 06/14/44	250	262,228
4.75%, 05/15/45	500	537,280
Arch Capital Finance LLC, 4.01%, 12/15/26	1,000	1,020,576
Arch Capital Group Ltd., 3.64%, 06/30/50	1,000	916,042
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	125	139,645
Arthur J Gallagher & Co.
2.40%, 11/09/31	500	444,458
3.50%, 05/20/51	500	444,462
Assurant, Inc., 2.65%, 01/15/32	1,500	1,309,430
Assured Guaranty U.S. Holdings, Inc., 5.00%, 07/01/24(a)	110	114,037
Athene Holding Ltd.
6.15%, 04/03/30	2,000	2,255,224
3.95%, 05/25/51	260	237,228
AXA SA, 8.60%, 12/15/30	550	725,791
Berkshire Hathaway Energy Co., 2.30%, 03/15/27(a)	770	754,130
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30	500	456,129
1.45%, 10/15/30	900	786,503
4.40%, 05/15/42	100	107,703
4.30%, 05/15/43	250	266,768
4.20%, 08/15/48	2,000	2,145,032
4.25%, 01/15/49	1,000	1,095,106
2.85%, 10/15/50	1,000	865,769
2.50%, 01/15/51	760	613,297
3.85%, 03/15/52	2,770	2,832,511
Berkshire Hathaway, Inc.
3.13%, 03/15/26	1,400	1,412,957
4.50%, 02/11/43	1,100	1,206,413
Brighthouse Financial, Inc.
5.63%, 05/15/30(a)	1,000	1,096,211
4.70%, 06/22/47	1,188	1,153,983
Brown & Brown, Inc.
2.38%, 03/15/31	1,000	878,524
4.20%, 03/17/32	240	243,855
4.95%, 03/17/52	185	197,519
Chubb Corp.
6.00%, 05/11/37	50	62,117
Series 1, 6.50%, 05/15/38	100	132,673
Chubb INA Holdings, Inc.
3.35%, 05/15/24	500	507,232
3.15%, 03/15/25	1,000	1,010,610
3.35%, 05/03/26	795	805,867
1.38%, 09/15/30	3,200	2,787,906
4.15%, 03/13/43	150	155,665
4.35%, 11/03/45	2,000	2,172,955
2.85%, 12/15/51	500	434,346
3.05%, 12/15/61	345	297,215

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
CNA Financial Corp.
4.50%, 03/01/26	$350	$364,633
3.90%, 05/01/29	500	510,480
Corebridge Financial, Inc.
3.50%, 04/04/25	300	299,763
3.65%, 04/05/27	300	299,580
3.85%, 04/05/29	300	299,727
3.90%, 04/05/32	300	299,556
4.35%, 04/05/42	300	299,919
4.40%, 04/05/52	300	299,949
Enstar Group Ltd., 3.10%, 09/01/31	715	639,490
Equitable Holdings, Inc.
4.35%, 04/20/28	1,000	1,021,438
5.00%, 04/20/48	1,000	1,069,012
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	500	445,822
3.13%, 10/15/52	900	744,071
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30	1,000	1,027,358
Fidelity National Financial, Inc.
3.40%, 06/15/30	500	481,499
3.20%, 09/17/51	330	259,852
First American Financial Corp.
4.60%, 11/15/24	200	204,778
2.40%, 08/15/31	220	192,608
Globe Life, Inc., 2.15%, 08/15/30	1,000	902,347
Hanover Insurance Group, Inc.
4.50%, 04/15/26	600	624,144
2.50%, 09/01/30	500	454,470
Hartford Financial Services Group, Inc.
2.80%, 08/19/29(a)	500	475,582
6.10%, 10/01/41	100	123,600
3.60%, 08/19/49	1,335	1,251,824
2.90%, 09/15/51	400	328,913
Jackson Financial, Inc., 3.13%, 11/23/31(a)(c)	1,000	910,431
Kemper Corp, 3.80%, 02/23/32	100	96,344
Lincoln National Corp.
4.00%, 09/01/23	200	202,500
3.35%, 03/09/25	65	64,945
3.80%, 03/01/28	1,500	1,516,892
6.30%, 10/09/37	250	302,084
4.35%, 03/01/48	200	201,812
4.38%, 06/15/50(a)	500	514,704
Loews Corp.
2.63%, 05/15/23	250	250,258
3.75%, 04/01/26	500	512,683
3.20%, 05/15/30	655	640,476
Manulife Financial Corp.
4.15%, 03/04/26	500	511,271
2.48%, 05/19/27	1,000	961,912
3.70%, 03/16/32	190	191,719
5.38%, 03/04/46(a)	400	485,677
(5 year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	500	499,170
Markel Corp.
3.35%, 09/17/29	475	470,064
4.30%, 11/01/47	750	763,722
4.15%, 09/17/50	500	500,704
3.45%, 05/07/52(a)	300	266,137
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24	500	510,474
3.50%, 06/03/24(a)	1,000	1,012,240

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Cos., Inc. (continued)
3.50%, 03/10/25	$500	$503,582
3.75%, 03/14/26	1,000	1,015,649
4.38%, 03/15/29	1,000	1,056,743
2.25%, 11/15/30	345	314,928
2.38%, 12/15/31(a)	65	59,515
4.35%, 01/30/47	250	263,884
4.20%, 03/01/48	500	516,911
4.90%, 03/15/49	1,000	1,157,064
2.90%, 12/15/51	145	120,495
MetLife, Inc.
3.00%, 03/01/25(a)	1,650	1,654,553
4.55%, 03/23/30	1,000	1,090,492
6.38%, 06/15/34	500	623,510
5.88%, 02/06/41	1,000	1,237,549
4.13%, 08/13/42	300	311,990
4.88%, 11/13/43	1,250	1,413,000
4.05%, 03/01/45	250	255,461
4.60%, 05/13/46	1,500	1,675,079
Old Republic International Corp.
4.88%, 10/01/24(a)	250	258,121
3.85%, 06/11/51	200	185,595
Primerica, Inc., 2.80%, 11/19/31	210	193,732
Principal Financial Group, Inc.
3.40%, 05/15/25(a)	250	250,154
3.10%, 11/15/26	1,000	983,846
3.70%, 05/15/29	1,135	1,160,920
2.13%, 06/15/30	1,000	904,519
4.63%, 09/15/42	50	53,046
4.30%, 11/15/46(a)	250	264,849
Progressive Corp.
2.45%, 01/15/27(a)	500	487,889
2.50%, 03/15/27	260	254,492
4.00%, 03/01/29	300	312,841
3.00%, 03/15/32	1,735	1,688,152
4.35%, 04/25/44	100	106,237
3.70%, 01/26/45(a)	200	195,029
4.13%, 04/15/47(a)	500	526,485
4.20%, 03/15/48	500	533,161
3.95%, 03/26/50(a)	500	517,812
3.70%, 03/15/52	115	115,648
Prudential Financial, Inc.
1.50%, 03/10/26(a)	1,000	941,520
3.88%, 03/27/28	697	717,921
3.00%, 03/10/40(a)	1,000	900,924
4.60%, 05/15/44(a)	250	267,120
3.91%, 12/07/47	500	498,331
3.94%, 12/07/49	908	922,699
4.35%, 02/25/50(a)	1,000	1,085,573
3.70%, 03/13/51	1,250	1,221,100
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(b)	1,000	1,020,180
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(b)	350	349,136
(5 year CMT + 3.04%), 3.70%, 10/01/50(b)	1,000	916,400
(5 year CMT + 3.16%), 5.13%, 03/01/52(b)	1,500	1,516,350
Prudential PLC
3.13%, 04/14/30	1,000	968,942
3.63%, 03/24/32	500	494,080
Reinsurance Group of America, Inc., 3.90%, 05/15/29	475	479,650

32

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Travelers Cos., Inc.
6.75%, 06/20/36	$250	$325,644
6.25%, 06/15/37	500	636,247
4.60%, 08/01/43(a)	850	928,489
4.30%, 08/25/45	250	266,974
4.00%, 05/30/47	500	514,603
4.05%, 03/07/48	1,150	1,189,276
4.10%, 03/04/49	250	259,819
3.05%, 06/08/51	1,000	889,068
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	100	126,719
Trinity Acquisition PLC, 4.40%, 03/15/26	500	516,536
Unum Group
4.00%, 06/15/29	1,000	1,022,009
5.75%, 08/15/42	250	264,707
4.50%, 12/15/49	250	230,299
4.13%, 06/15/51	300	261,919
Voya Financial, Inc.
3.65%, 06/15/26	350	351,760
5.70%, 07/15/43	500	590,463
W R Berkley Corp.
4.00%, 05/12/50(a)	500	485,075
3.55%, 03/30/52	500	447,207
Willis North America, Inc.
4.50%, 09/15/28(a)	1,500	1,541,305
3.88%, 09/15/49	580	527,427
XLIT Ltd., 5.50%, 03/31/45	250	295,332

		133,699,963

Interactive Media & Services — 0.1%
Alphabet, Inc.
3.38%, 02/25/24	500	510,451
0.45%, 08/15/25	175	163,268
2.00%, 08/15/26	2,500	2,436,564
0.80%, 08/15/27	540	487,565
1.10%, 08/15/30	650	568,038
1.90%, 08/15/40	2,100	1,712,601
2.05%, 08/15/50	800	631,074
2.25%, 08/15/60	1,500	1,165,921
Baidu, Inc.
3.08%, 04/07/25(a)	2,000	1,967,060
4.13%, 06/30/25	1,000	1,014,500
4.88%, 11/14/28(a)	500	521,031
eBay, Inc.
1.90%, 03/11/25	1,000	968,991
1.40%, 05/10/26(a)	395	367,724
3.60%, 06/05/27(a)	1,000	1,016,411
2.70%, 03/11/30	1,000	939,712
2.60%, 05/10/31	2,355	2,163,550
3.65%, 05/10/51	500	461,370
JD.com, Inc., 3.38%, 01/14/30(a)	1,000	944,200

		18,040,031

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	1,500	1,502,925
3.40%, 12/06/27(a)	1,000	981,730
4.50%, 11/28/34	250	248,869
4.00%, 12/06/37	1,000	930,570
4.20%, 12/06/47(a)	1,300	1,203,124
3.15%, 02/09/51	2,000	1,531,260
4.40%, 12/06/57	1,000	943,000

Security	Par (000)	Value

Internet & Direct Marketing Retail (continued)
Amazon.com, Inc.
0.40%, 06/03/23	$2,000	$1,967,258
0.45%, 05/12/24	1,735	1,670,112
2.80%, 08/22/24	1,500	1,512,358
1.00%, 05/12/26	1,700	1,595,310
1.20%, 06/03/27	2,000	1,844,917
3.15%, 08/22/27	2,750	2,785,269
1.65%, 05/12/28	1,700	1,580,977
1.50%, 06/03/30	3,000	2,684,420
2.10%, 05/12/31	2,000	1,857,929
4.80%, 12/05/34	600	689,502
3.88%, 08/22/37	1,000	1,058,439
2.88%, 05/12/41(a)	1,400	1,292,082
4.95%, 12/05/44	500	606,899
4.05%, 08/22/47(a)	2,500	2,719,464
2.50%, 06/03/50	2,000	1,669,722
3.10%, 05/12/51	2,000	1,876,982
4.25%, 08/22/57	2,000	2,260,731
2.70%, 06/03/60	1,000	825,861
3.25%, 05/12/61	700	656,529

		38,496,239

Internet Software & Services — 0.1%
Booking Holdings, Inc.
3.60%, 06/01/26(a)	1,500	1,526,915
4.63%, 04/13/30	1,000	1,084,585
Expedia Group, Inc.
4.50%, 08/15/24(a)	250	256,605
5.00%, 02/15/26	500	523,578
3.80%, 02/15/28	750	746,022
3.25%, 02/15/30	825	785,298
2.95%, 03/15/31	480	444,406
VeriSign, Inc.
5.25%, 04/01/25	1,000	1,049,920
4.75%, 07/15/27(a)	1,000	1,021,655
2.70%, 06/15/31	1,020	923,100

		8,362,084

IT Services — 0.2%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	270	272,233
2.90%, 12/01/29	500	473,505
2.60%, 05/01/31(a)	460	416,504
CGI, Inc.(c)
1.45%, 09/14/26	500	459,323
2.30%, 09/14/31	500	436,099
Citrix Systems, Inc., 4.50%, 12/01/27	1,000	1,021,901
DXC Technology Co.
1.80%, 09/15/26	600	549,996
2.38%, 09/15/28(a)	400	361,337
Fidelity National Information Services, Inc.
0.60%, 03/01/24(a)	510	488,251
1.15%, 03/01/26	595	546,069
1.65%, 03/01/28	680	608,431
2.25%, 03/01/31(a)	1,730	1,529,770
3.10%, 03/01/41	505	436,929
Fiserv, Inc.
2.75%, 07/01/24	2,120	2,113,473
2.25%, 06/01/27(a)	1,800	1,699,988
4.20%, 10/01/28(a)	1,000	1,030,814
3.50%, 07/01/29	1,645	1,619,161
2.65%, 06/01/30(a)	955	881,409

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Fiserv, Inc. (continued)
4.40%, 07/01/49	$880	$908,642
Genpact Luxembourg Sarl, 3.38%, 12/01/24	1,000	1,001,139
IBM Corp., 2.72%, 02/09/32	380	360,841
International Business Machines Corp.
3.63%, 02/12/24	775	789,015
3.00%, 05/15/24	2,000	2,013,228
3.45%, 02/19/26(a)	250	254,097
3.30%, 05/15/26(a)	1,500	1,515,707
3.30%, 01/27/27(a)	1,000	1,013,044
1.70%, 05/15/27(a)	1,170	1,095,342
3.50%, 05/15/29	4,000	4,078,644
1.95%, 05/15/30(a)	1,700	1,546,746
5.88%, 11/29/32(a)	250	300,186
2.85%, 05/15/40(a)	1,000	885,903
4.00%, 06/20/42	850	869,910
4.70%, 02/19/46	1,250	1,404,591
4.25%, 05/15/49	1,925	2,050,073
2.95%, 05/15/50(a)	1,280	1,119,392
Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)(c)	1,000	774,697
Leidos, Inc., 2.30%, 02/15/31	750	650,137
Verisk Analytics, Inc.
4.00%, 06/15/25(a)	250	255,155
4.13%, 03/15/29	500	515,560
3.63%, 05/15/50	330	310,553

		38,657,795

Leisure Products — 0.0%
Hasbro, Inc.
3.00%, 11/19/24	500	495,983
3.55%, 11/19/26	300	298,077
3.50%, 09/15/27	250	247,505
3.90%, 11/19/29	300	301,036
6.35%, 03/15/40	500	605,446
5.10%, 05/15/44	60	64,467

		2,012,514

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
3.88%, 07/15/23	200	202,976
2.75%, 09/15/29(a)	645	615,094
2.30%, 03/12/31(a)	690	623,327

		1,441,397

Machinery — 0.2%
Brunswick Corp.
2.40%, 08/18/31(a)	260	220,196
4.40%, 09/15/32	400	395,456
5.10%, 04/01/52	400	381,508
Caterpillar Financial Services Corp.
3.45%, 05/15/23	400	405,516
3.65%, 12/07/23	1,000	1,020,739
0.95%, 01/10/24	400	389,665
2.85%, 05/17/24	2,000	2,017,019
3.30%, 06/09/24	250	254,023
2.15%, 11/08/24(a)	2,200	2,181,927
0.80%, 11/13/25(a)	1,000	929,571
1.15%, 09/14/26	900	834,652
1.70%, 01/08/27(a)	500	470,774
Caterpillar, Inc.
3.40%, 05/15/24	500	508,331
2.60%, 09/19/29	70	68,000

Security	Par (000)	Value

Machinery (continued)
Caterpillar, Inc. (continued)
2.60%, 04/09/30(a)	$500	$487,602
1.90%, 03/12/31(a)	910	831,090
5.20%, 05/27/41	1,200	1,447,751
3.80%, 08/15/42	1,450	1,496,264
3.25%, 09/19/49	1,000	970,860
3.25%, 04/09/50(a)	1,000	972,823
CNH Industrial Capital LLC
1.88%, 01/15/26	1,000	946,716
1.45%, 07/15/26	220	202,004
CNH Industrial NV, 4.50%, 08/15/23	3,000	3,061,393
Deere & Co.
2.75%, 04/15/25	1,000	993,775
3.10%, 04/15/30(a)	500	500,774
3.90%, 06/09/42	550	576,703
2.88%, 09/07/49(a)	385	352,792
Dover Corp.
3.15%, 11/15/25	250	249,089
2.95%, 11/04/29	170	165,070
Flowserve Corp., 2.80%, 01/15/32(a)	200	176,892
Fortive Corp., 3.15%, 06/15/26	500	497,874
IDEX Corp., 2.63%, 06/15/31	190	172,728
John Deere Capital Corp., 1.30%, 10/13/26(a)	515	479,167
Kennametal, Inc., 2.80%, 03/01/31	155	141,332
nVent Finance Sarl, 2.75%, 11/15/31(a)	185	166,304
Otis Worldwide Corp.
2.06%, 04/05/25	515	501,358
2.57%, 02/15/30	1,000	934,592
3.11%, 02/15/40	1,000	880,079
3.36%, 02/15/50	195	172,635
Snap-on, Inc., 3.10%, 05/01/50(a)	1,000	916,965
Stanley Black & Decker, Inc.
4.25%, 11/15/28	1,000	1,046,112
2.30%, 03/15/30(a)	1,000	922,009
3.00%, 05/15/32	305	294,679
4.85%, 11/15/48	250	288,260
2.75%, 11/15/50(a)	300	249,884
(5 year CMT + 2.66%), 4.00%, 03/15/60(b)	600	593,838
Valmont Industries, Inc., 5.00%, 10/01/44	1,000	1,060,976
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24	500	509,226
3.20%, 06/15/25	500	488,119
4.95%, 09/15/28	500	526,228
Xylem, Inc., 4.38%, 11/01/46(a)	500	518,399

		34,869,739

Media — 1.0%
Bell Canada
4.30%, 07/29/49	265	279,482
3.65%, 08/15/52	375	358,443
Series US-5, 2.15%, 02/15/32	500	444,957
Series US-6, 3.20%, 02/15/52(a)	245	215,470
Bell Telephone Co. of Canada or Bell Canada, 4.46%, 04/01/48	1,310	1,422,242
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24	2,000	2,045,669
4.91%, 07/23/25	1,930	2,001,431
3.75%, 02/15/28	500	493,731
2.25%, 01/15/29	485	436,436
5.05%, 03/30/29	1,000	1,058,823

34

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
2.80%, 04/01/31	$2,000	$1,802,588
2.30%, 02/01/32	1,800	1,538,579
4.40%, 04/01/33(a)	580	578,285
6.38%, 10/23/35	250	282,433
5.38%, 04/01/38	1,000	1,027,165
3.50%, 06/01/41	1,000	831,131
3.50%, 03/01/42	500	413,367
6.48%, 10/23/45	1,500	1,707,575
5.38%, 05/01/47	1,500	1,535,837
5.75%, 04/01/48	2,500	2,657,838
5.13%, 07/01/49	1,000	992,078
4.80%, 03/01/50(a)	1,900	1,804,828
3.70%, 04/01/51	1,600	1,318,558
3.90%, 06/01/52	1,600	1,349,296
5.25%, 04/01/53	1,390	1,399,375
6.83%, 10/23/55	250	296,417
3.85%, 04/01/61	1,470	1,181,821
4.40%, 12/01/61	700	609,332
3.95%, 06/30/62(a)	1,500	1,212,993
Comcast Corp.
3.70%, 04/15/24	1,000	1,020,837
3.38%, 08/15/25	2,500	2,532,468
3.95%, 10/15/25	1,250	1,290,890
3.15%, 03/01/26	1,750	1,765,214
2.35%, 01/15/27	850	826,503
3.30%, 02/01/27	1,000	1,014,399
3.30%, 04/01/27	2,000	2,023,441
3.15%, 02/15/28	1,250	1,247,855
3.55%, 05/01/28	1,000	1,017,714
4.15%, 10/15/28	2,220	2,332,818
2.65%, 02/01/30	945	907,099
3.40%, 04/01/30(a)	2,730	2,765,622
4.25%, 10/15/30	1,000	1,066,761
1.95%, 01/15/31	845	762,260
1.50%, 02/15/31(a)	1,645	1,433,290
4.25%, 01/15/33	650	702,072
4.20%, 08/15/34	2,235	2,385,615
4.40%, 08/15/35	250	270,119
3.20%, 07/15/36	500	478,356
3.90%, 03/01/38	500	514,987
4.60%, 10/15/38	750	828,755
3.25%, 11/01/39	1,000	948,208
3.75%, 04/01/40	1,000	1,006,613
4.65%, 07/15/42	575	631,794
4.75%, 03/01/44	375	418,019
4.60%, 08/15/45	1,250	1,372,037
3.40%, 07/15/46	500	469,441
4.00%, 08/15/47	500	510,102
3.97%, 11/01/47	1,500	1,523,866
4.00%, 03/01/48	500	512,822
4.70%, 10/15/48	1,250	1,409,552
4.00%, 11/01/49(a)	1,255	1,265,744
3.45%, 02/01/50	1,800	1,683,961
2.80%, 01/15/51	860	725,209
2.89%, 11/01/51(c)	2,964	2,498,757
2.45%, 08/15/52	1,700	1,348,399
4.05%, 11/01/52	361	373,389
2.94%, 11/01/56(c)	3,858	3,184,869

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
4.95%, 10/15/58(a)	$1,000	$1,182,751
2.99%, 11/01/63(c)	3,530	2,888,690
Discovery Communications LLC
3.90%, 11/15/24	250	252,537
3.45%, 03/15/25	1,000	990,372
4.90%, 03/11/26	330	343,453
3.95%, 03/20/28(a)	620	619,286
5.00%, 09/20/37	250	256,772
5.20%, 09/20/47	1,445	1,503,125
5.30%, 05/15/49	500	522,922
4.65%, 05/15/50	1,000	969,234
4.00%, 09/15/55	1,538	1,326,954
FactSet Research Systems, Inc.
2.90%, 03/01/27	215	208,923
3.45%, 03/01/32	200	193,193
Fox Corp.
4.03%, 01/25/24	1,000	1,020,897
4.71%, 01/25/29	1,000	1,067,590
5.48%, 01/25/39	1,000	1,132,101
5.58%, 01/25/49	1,000	1,162,362
Grupo Televisa SAB
4.63%, 01/30/26(a)	2,000	2,057,875
6.63%, 01/15/40	250	299,242
5.00%, 05/13/45	200	206,225
6.13%, 01/31/46(a)	1,050	1,251,666
5.25%, 05/24/49	500	547,281
Magallanes, Inc.
3.43%, 03/15/24(c)	1,350	1,357,401
3.64%, 03/15/25(a)	2,970	2,988,045
3.76%, 03/15/27(c)	2,955	2,949,621
4.05%, 03/15/29(c)	970	974,811
4.28%, 03/15/32(c)	1,775	1,782,896
5.05%, 03/15/42(c)	5,000	5,100,151
5.14%, 03/15/52	6,000	6,138,568
NBCUniversal Media LLC
5.95%, 04/01/41	625	793,023
4.45%, 01/15/43	202	217,189
Paramount Global
3.50%, 01/15/25(a)	251	252,209
4.00%, 01/15/26	1,500	1,522,953
3.38%, 02/15/28	500	489,357
3.70%, 06/01/28	500	495,980
4.95%, 01/15/31(a)	1,000	1,062,980
4.20%, 05/19/32(a)	1,000	1,001,418
6.88%, 04/30/36	250	305,820
4.85%, 07/01/42	325	330,542
4.38%, 03/15/43	1,070	1,018,372
5.85%, 09/01/43(a)	1,100	1,267,389
5.25%, 04/01/44	250	262,329
4.90%, 08/15/44	1,000	1,009,339
4.95%, 05/19/50	1,000	1,045,149
TCI Communications, Inc., 7.88%, 02/15/26	250	291,583
TELUS Corp.
3.40%, 05/13/32	520	508,691
4.60%, 11/16/48	200	220,661
4.30%, 06/15/49	500	522,690
Thomson Reuters Corp.
4.30%, 11/23/23	250	255,189
3.35%, 05/15/26	140	140,469

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Thomson Reuters Corp. (continued)
5.65%, 11/23/43(a)	$1,000	$1,204,191
Time Warner Cable LLC
6.55%, 05/01/37	650	747,519
6.75%, 06/15/39	2,050	2,376,880
5.88%, 11/15/40	250	268,677
5.50%, 09/01/41	1,750	1,816,644
4.50%, 09/15/42	500	462,460
Time Warner Entertainment Co. LP, 88731EAJ9, 8.38%, 07/15/33	500	652,771
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	165	165,717
3.00%, 02/13/26	200	200,360
1.85%, 07/30/26(a)	1,000	955,113
2.95%, 06/15/27(a)	750	746,336
4.13%, 06/01/44	500	523,894
3.00%, 07/30/46	75	66,578
Series E, 4.13%, 12/01/41	250	258,911
Walt Disney Co.
1.75%, 08/30/24	2,500	2,455,010
3.70%, 09/15/24	500	510,698
3.35%, 03/24/25	1,300	1,318,146
3.70%, 10/15/25	830	849,467
1.75%, 01/13/26	600	574,702
3.38%, 11/15/26	1,500	1,521,291
2.20%, 01/13/28(a)	1,000	949,910
2.00%, 09/01/29	500	462,256
3.80%, 03/22/30	1,000	1,039,252
2.65%, 01/13/31	2,600	2,482,858
6.20%, 12/15/34	350	440,714
6.40%, 12/15/35	764	979,669
6.65%, 11/15/37	1,250	1,664,675
4.63%, 03/23/40	1,000	1,106,783
3.50%, 05/13/40	1,600	1,558,384
4.75%, 09/15/44	500	565,020
4.95%, 10/15/45	15	17,300
4.75%, 11/15/46(a)	1,500	1,714,511
2.75%, 09/01/49	2,500	2,127,211
4.70%, 03/23/50(a)	1,300	1,507,656
3.60%, 01/13/51	2,200	2,175,299
3.80%, 05/13/60(a)	400	402,502
WPP Finance 2010, 3.75%, 09/19/24	250	252,570

		169,796,248

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30(a)	1,000	930,800
ArcelorMittal SA
4.55%, 03/11/26	250	256,134
4.25%, 07/16/29(a)	300	304,626
7.00%, 10/15/39	450	528,187
6.75%, 03/01/41	300	354,795
Barrick Gold Corp., 5.25%, 04/01/42	950	1,100,044
Barrick North America Finance LLC
5.70%, 05/30/41	250	304,034
5.75%, 05/01/43	500	609,297
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	500	615,978
BHP Billiton Finance USA Ltd.(a)
4.13%, 02/24/42	250	264,358
5.00%, 09/30/43	1,850	2,193,952
Crane Co., 4.45%, 12/15/23	125	127,805

Security	Par (000)	Value

Metals & Mining (continued)
Freeport-McMoRan, Inc.
4.55%, 11/14/24	$500	$515,000
5.00%, 09/01/27	400	410,692
4.13%, 03/01/28	500	499,485
4.38%, 08/01/28	400	401,852
5.25%, 09/01/29	400	419,036
4.25%, 03/01/30	400	402,668
4.63%, 08/01/30(a)	593	606,342
5.40%, 11/14/34	500	555,025
5.45%, 03/15/43(a)	1,200	1,343,808
Newmont Corp.
2.80%, 10/01/29	1,080	1,033,070
2.25%, 10/01/30(a)	500	456,965
2.60%, 07/15/32	1,145	1,053,318
5.88%, 04/01/35	250	293,702
4.88%, 03/15/42(a)	1,300	1,461,967
Nucor Corp.
3.95%, 05/01/28(a)	1,000	1,022,765
2.70%, 06/01/30	1,000	951,036
2.98%, 12/15/55	500	413,109
Precision Castparts Corp., 4.38%, 06/15/45	500	540,287
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	25	25,498
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	1,000	1,201,059
5.20%, 11/02/40	350	418,781
2.75%, 11/02/51	1,255	1,083,763
Rio Tinto Finance USA PLC
4.75%, 03/22/42(a)	350	400,179
4.13%, 08/21/42	500	536,921
Southern Copper Corp.
3.88%, 04/23/25	750	756,562
6.75%, 04/16/40	1,350	1,719,394
5.88%, 04/23/45	1,615	1,966,262
Steel Dynamics, Inc.
2.80%, 12/15/24	30	29,676
2.40%, 06/15/25	45	43,500
5.00%, 12/15/26	1,100	1,129,808
1.65%, 10/15/27(a)	500	453,999
3.45%, 04/15/30	90	88,662
3.25%, 01/15/31	285	276,301
3.25%, 10/15/50	600	512,720
Teck Resources Ltd.
6.13%, 10/01/35	200	236,125
6.25%, 07/15/41	200	238,953
5.40%, 02/01/43	1,400	1,510,317
Timken Co.
4.50%, 12/15/28	500	513,017
4.13%, 04/01/32	300	298,048
Vale Overseas Ltd.
6.25%, 08/10/26(a)	2,000	2,195,400
3.75%, 07/08/30	1,000	961,525
6.88%, 11/10/39	1,250	1,518,062
Vale SA, 5.63%, 09/11/42(a)	1,000	1,071,750

		39,156,419

Multiline Retail — 0.0%
Kohl’s Corp.
3.38%, 05/01/31	1,200	1,158,093
5.55%, 07/17/45	100	99,810
O’Reilly Automotive, Inc.
4.35%, 06/01/28	1,000	1,031,147
3.90%, 06/01/29	1,000	1,014,970

36

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multiline Retail (continued)
O’Reilly Automotive, Inc. (continued)
1.75%, 03/15/31(a)	$440	$375,847
TJX Cos., Inc.
2.25%, 09/15/26	1,500	1,457,078
4.50%, 04/15/50(a)	500	585,802
Tractor Supply Co., 1.75%, 11/01/30	270	231,922

		5,954,669

Multi-Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29	210	199,908
1.50%, 01/15/31	1,000	861,397
4.15%, 01/15/43	100	101,094
4.30%, 10/01/48	500	533,693
4.13%, 03/15/49(a)	1,500	1,579,508
3.38%, 09/15/49	630	588,013
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	1,700	1,490,314
5.85%, 01/15/41	250	296,392
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24	167	168,564
Series A, 2.50%, 11/15/24	495	489,842
National Fuel Gas Co., 2.95%, 03/01/31(a)	500	454,995
NiSource, Inc.
0.95%, 08/15/25	870	799,513
3.49%, 05/15/27	1,000	996,805
2.95%, 09/01/29(a)	1,000	952,956
1.70%, 02/15/31	445	377,465
5.95%, 06/15/41	1,050	1,223,414
5.25%, 02/15/43(a)	75	80,979
4.80%, 02/15/44	250	259,457
5.65%, 02/01/45	250	283,350
4.38%, 05/15/47	500	509,360
3.95%, 03/30/48(a)	500	478,047
ONE Gas, Inc., 4.66%, 02/01/44	250	267,055
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31(a)	500	459,069
3.35%, 06/01/50	400	356,415
Southern California Gas Co.
Series TT, 2.60%, 06/15/26(a)	1,250	1,219,318
Series UU, 4.13%, 06/01/48	250	257,200
Series VV, 4.30%, 01/15/49(a)	1,000	1,072,227
Series XX, 2.55%, 02/01/30	1,000	944,106
Southern Co. Gas Capital Corp.
2.45%, 10/01/23	1,000	996,043
3.95%, 10/01/46	750	707,943
Series 20-A, 1.75%, 01/15/31	500	427,470
Series 21-A, 3.15%, 09/30/51	900	762,795
Southwest Gas Corp.
2.20%, 06/15/30	1,000	875,171
4.05%, 03/15/32	300	299,174
3.18%, 08/15/51	900	735,422
Washington Gas Light Co., 3.65%, 09/15/49	500	480,732

		22,585,206

Offshore Drilling & Other Services — 0.0%
Applied Materials, Inc.
3.90%, 10/01/25.	160	164,403
3.30%, 04/01/27(a)	1,000	1,013,536
1.75%, 06/01/30	285	257,986
5.85%, 06/15/41(a)	300	387,357

Security	Par (000)	Value

Offshore Drilling & Other Services (continued)
Applied Materials, Inc. (continued)
4.35%, 04/01/47(a)	$750	$845,842
2.75%, 06/01/50	500	444,634
KLA Corp.
4.65%, 11/01/24	305	316,011
4.10%, 03/15/29	500	524,760
3.30%, 03/01/50	1,070	1,007,855
Lam Research Corp.
3.80%, 03/15/25	230	235,351
1.90%, 06/15/30	820	743,111
4.88%, 03/15/49	1,000	1,191,185
2.88%, 06/15/50(a)	305	269,788

		7,401,819

Oil, Gas & Consumable Fuels — 2.0%
Boardwalk Pipelines LP
4.45%, 07/15/27	3,000	3,060,694
4.80%, 05/03/29	500	517,095
BP Capital Markets America, Inc.
2.75%, 05/10/23(a)	350	351,595
3.79%, 02/06/24	1,000	1,017,346
3.19%, 04/06/25	2,000	2,014,375
3.80%, 09/21/25(a)	1,000	1,030,317
3.41%, 02/11/26(a)	2,000	2,022,276
3.12%, 05/04/26	350	349,318
3.02%, 01/16/27	2,500	2,493,186
3.54%, 04/06/27	1,000	1,012,294
3.94%, 09/21/28(a)	500	517,497
4.23%, 11/06/28	1,000	1,050,132
3.63%, 04/06/30(a)	1,000	1,018,262
1.75%, 08/10/30(a)	515	455,477
2.72%, 01/12/32	500	470,551
3.06%, 06/17/41	200	179,215
3.00%, 02/24/50	1,000	863,741
2.77%, 11/10/50	1,700	1,419,240
2.94%, 06/04/51(a)	1,950	1,664,407
3.00%, 03/17/52	500	430,722
3.38%, 02/08/61(a)	1,300	1,155,726
BP Capital Markets PLC
3.99%, 09/26/23	250	254,518
3.28%, 09/19/27	500	504,510
3.72%, 11/28/28	1,000	1,023,474
Canadian Natural Resources Ltd.
3.80%, 04/15/24(a)	1,250	1,267,569
3.90%, 02/01/25(a)	250	253,227
3.85%, 06/01/27	250	252,781
2.95%, 07/15/30(a)	500	475,429
6.25%, 03/15/38(a)	300	358,479
4.95%, 06/01/47	1,500	1,659,614
Cenovus Energy, Inc.
5.38%, 07/15/25(a)	1,732	1,826,351
4.25%, 04/15/27(a)	2,000	2,063,737
2.65%, 01/15/32(a)	210	190,193
5.25%, 06/15/37	1,393	1,509,017
6.80%, 09/15/37(a)	500	612,601
5.40%, 06/15/47(a)	500	562,973
3.75%, 02/15/52	125	111,785
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	1,000	1,064,036
5.13%, 06/30/27	1,500	1,598,891
3.70%, 11/15/29	500	498,440

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC (continued)
2.74%, 12/31/39(a)(c)	$500	$435,056
Chevron Corp.
1.14%, 05/11/23	235	232,018
3.19%, 06/24/23	500	505,421
1.55%, 05/11/25	3,200	3,087,227
3.33%, 11/17/25	500	507,071
2.95%, 05/16/26(a)	1,250	1,254,942
2.00%, 05/11/27	520	499,036
2.24%, 05/11/30	950	898,363
3.08%, 05/11/50	130	122,724
Chevron USA, Inc.
0.69%, 08/12/25(a)	760	709,362
1.02%, 08/12/27	655	595,267
3.85%, 01/15/28	1,500	1,562,450
4.20%, 10/15/49	500	538,464
2.34%, 08/12/50(a)	500	404,819
CNOOC Finance 2013 Ltd.
Series 2013, 3.00%, 05/09/23	1,300	1,302,275
Series 2013, 4.25%, 05/09/43	500	474,781
Series 2013, 3.30%, 09/30/49	500	395,485
CNOOC Finance 2014 ULC
Series 2014, 4.25%, 04/30/24	1,750	1,785,328
Series 2014, 4.88%, 04/30/44	500	515,719
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	200	186,746
CNOOC Finance 2015 USA LLC(a)
Series 2015, 3.50%, 05/05/25	500	501,031
Series 2015, 4.38%, 05/02/28	2,000	2,087,875
CNOOC Petroleum North America ULC
7.88%, 03/15/32	1,900	2,426,708
6.40%, 05/15/37	400	468,384
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	250	257,984
ConocoPhillips Co.
2.40%, 03/07/25	230	227,353
4.95%, 03/15/26(a)	1,000	1,071,073
3.76%, 03/15/42(a)	3,350	3,411,137
4.30%, 11/15/44	1,000	1,082,138
3.80%, 03/15/52	350	356,135
4.03%, 03/15/62(c)	2,207	2,237,511
Continental Resources, Inc.
4.50%, 04/15/23	500	506,000
3.80%, 06/01/24(a)	700	702,562
4.38%, 01/15/28(a)	700	709,660
4.90%, 06/01/44	500	494,773
Coterra Energy, Inc., 4.38%, 03/15/29(a)(c)	1,000	1,041,996
Devon Energy Corp.
5.85%, 12/15/25	250	270,562
5.88%, 06/15/28	650	688,148
4.50%, 01/15/30(a)	650	670,758
5.60%, 07/15/41(a)	500	577,001
4.75%, 05/15/42	1,350	1,426,567
5.00%, 06/15/45(a)	500	544,365
Diamondback Energy, Inc.
3.50%, 12/01/29	1,000	990,566
3.13%, 03/24/31	185	176,685
4.40%, 03/24/51	500	507,224
4.25%, 03/15/52	600	593,005
Eastern Gas Transmission and Storage, Inc.(c)
3.00%, 11/15/29	1,000	962,893

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Eastern Gas Transmission and Storage, Inc.(c) (continued)
3.90%, 11/15/49	$300	$292,446
Enbridge Energy Partners LP
5.88%, 10/15/25	1,500	1,620,800
7.38%, 10/15/45(a)	800	1,109,321
Enbridge, Inc.
4.00%, 10/01/23	1,000	1,015,539
0.55%, 10/04/23	280	271,351
2.15%, 02/16/24	155	152,995
3.50%, 06/10/24	65	65,703
2.50%, 01/15/25	250	245,632
2.50%, 02/14/25	125	122,188
1.60%, 10/04/26(a)	460	425,133
4.25%, 12/01/26	1,000	1,036,296
3.70%, 07/15/27	1,000	1,013,043
3.13%, 11/15/29	750	726,820
2.50%, 08/01/33	1,000	887,875
4.50%, 06/10/44	250	252,879
4.00%, 11/15/49(a)	550	537,750
3.40%, 08/01/51(a)	320	283,598
Energy Transfer LP
5.88%, 01/15/24	1,000	1,041,810
4.90%, 02/01/24	250	256,644
4.25%, 04/01/24	400	407,763
4.05%, 03/15/25	1,000	1,014,175
2.90%, 05/15/25	120	117,378
4.75%, 01/15/26	1,000	1,039,200
4.20%, 04/15/27	1,000	1,018,202
4.00%, 10/01/27(a)	1,750	1,761,256
4.95%, 05/15/28	1,000	1,035,649
4.95%, 06/15/28(a)	1,500	1,575,358
5.25%, 04/15/29	1,500	1,600,660
3.75%, 05/15/30	400	393,503
4.90%, 03/15/35(a)	250	252,684
6.50%, 02/01/42	500	574,667
4.95%, 01/15/43	250	239,746
5.15%, 02/01/43	500	491,177
5.95%, 10/01/43	150	160,089
5.30%, 04/01/44	100	102,735
5.00%, 05/15/44(a)	500	489,384
5.15%, 03/15/45	1,000	1,009,178
5.35%, 05/15/45	250	257,312
6.13%, 12/15/45(a)	1,250	1,378,440
5.30%, 04/15/47	750	770,728
5.40%, 10/01/47	1,000	1,046,932
6.00%, 06/15/48	1,000	1,108,497
6.25%, 04/15/49	1,500	1,721,214
5.00%, 05/15/50	1,070	1,082,668
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23	1,000	1,015,183
Enterprise Products Operating LLC
3.90%, 02/15/24	125	127,292
3.75%, 02/15/25(a)	1,790	1,822,108
3.70%, 02/15/26	1,960	1,985,095
3.95%, 02/15/27(a)	2,000	2,049,104
4.15%, 10/16/28	1,000	1,039,881
3.13%, 07/31/29	1,155	1,134,169
2.80%, 01/31/30	860	826,643
5.95%, 02/01/41	150	177,827
4.45%, 02/15/43	825	830,827

38

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
4.85%, 03/15/44	$700	$741,583
5.10%, 02/15/45	1,250	1,362,896
4.90%, 05/15/46	1,100	1,188,576
4.25%, 02/15/48	1,000	1,003,997
4.80%, 02/01/49	1,000	1,066,592
4.20%, 01/31/50	1,120	1,111,346
3.70%, 01/31/51	800	731,996
3.20%, 02/15/52	1,700	1,434,327
3.30%, 02/15/53	1,185	1,010,997
(3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)	1,000	929,141
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(b)	750	705,085
EOG Resources, Inc.
3.15%, 04/01/25	80	80,406
4.38%, 04/15/30(a)	1,000	1,082,705
5.10%, 01/15/36(a)	250	279,069
4.95%, 04/15/50(a)	500	611,947
EQT Corp.
6.63%, 02/01/25	650	686,572
3.90%, 10/01/27	800	797,684
5.00%, 01/15/29	200	206,468
7.50%, 02/01/30	450	521,438
Equinor ASA
2.65%, 01/15/24	1,500	1,503,179
3.70%, 03/01/24(a)	250	254,968
3.25%, 11/10/24(a)	500	504,527
2.88%, 04/06/25	2,000	2,000,188
3.13%, 04/06/30	1,000	996,055
2.38%, 05/22/30	1,000	943,872
3.63%, 04/06/40	1,000	1,005,707
5.10%, 08/17/40	1,100	1,299,919
4.25%, 11/23/41	300	322,926
3.25%, 11/18/49	750	706,380
3.70%, 04/06/50	1,000	1,011,561
Exxon Mobil Corp.
1.57%, 04/15/23	1,000	996,792
3.18%, 03/15/24	250	253,499
2.02%, 08/16/24	500	495,006
2.71%, 03/06/25	1,250	1,249,013
2.99%, 03/19/25	2,000	2,008,943
3.04%, 03/01/26	620	625,720
2.28%, 08/16/26(a)	500	490,390
3.29%, 03/19/27(a)	800	815,287
2.44%, 08/16/29(a)	500	478,879
3.48%, 03/19/30	1,100	1,128,902
2.61%, 10/15/30	800	771,088
3.00%, 08/16/39	500	463,547
4.23%, 03/19/40	1,200	1,290,346
4.11%, 03/01/46	1,000	1,074,812
3.10%, 08/16/49	1,500	1,372,128
4.33%, 03/19/50	1,651	1,840,716
3.45%, 04/15/51(a)	3,549	3,440,380
Hess Corp.
4.30%, 04/01/27	1,500	1,539,124
7.13%, 03/15/33	1,000	1,233,948
5.60%, 02/15/41(a)	550	618,006
5.80%, 04/01/47(a)	1,000	1,189,774
HollyFrontier Corp., 5.88%, 04/01/26	500	520,570

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP
4.15%, 02/01/24	$1,000	$1,018,397
4.30%, 05/01/24	500	510,288
4.25%, 09/01/24(a)	155	158,699
5.80%, 03/15/35(a)	1,000	1,140,107
6.50%, 02/01/37	100	116,922
6.95%, 01/15/38	1,250	1,563,200
6.38%, 03/01/41	500	585,927
5.00%, 08/15/42	75	76,773
5.00%, 03/01/43(a)	250	257,134
5.50%, 03/01/44	750	815,559
5.40%, 09/01/44(a)	250	269,117
Kinder Morgan, Inc.
4.30%, 06/01/25	410	421,108
1.75%, 11/15/26	2,190	2,034,871
4.30%, 03/01/28	1,500	1,554,366
2.00%, 02/15/31(a)	900	786,954
7.75%, 01/15/32	1,000	1,288,695
5.30%, 12/01/34	250	273,994
5.55%, 06/01/45	1,250	1,397,429
5.05%, 02/15/46	750	795,092
5.20%, 03/01/48	1,250	1,358,563
3.25%, 08/01/50	900	747,097
3.60%, 02/15/51	400	355,151
Magellan Midstream Partners LP
3.20%, 03/15/25	500	495,355
3.25%, 06/01/30	300	292,010
4.25%, 09/15/46	250	246,342
4.20%, 10/03/47	800	771,801
4.85%, 02/01/49	750	799,372
3.95%, 03/01/50	315	297,972
Marathon Oil Corp.
4.40%, 07/15/27	1,000	1,030,893
6.80%, 03/15/32	1,000	1,196,514
6.60%, 10/01/37(a)	250	303,952
5.20%, 06/01/45(a)	250	270,785
Marathon Petroleum Corp.
3.63%, 09/15/24	115	115,844
4.70%, 05/01/25	1,000	1,039,173
3.80%, 04/01/28	1,000	1,006,221
4.75%, 09/15/44	1,250	1,271,007
4.50%, 04/01/48	1,000	1,002,508
MPLX LP
4.50%, 07/15/23	250	254,137
4.88%, 12/01/24	250	258,915
4.88%, 06/01/25	250	259,000
1.75%, 03/01/26(a)	725	679,346
4.13%, 03/01/27	1,000	1,022,569
4.25%, 12/01/27	2,000	2,065,531
4.00%, 03/15/28	1,000	1,017,233
2.65%, 08/15/30	880	806,362
4.50%, 04/15/38	1,750	1,788,061
5.20%, 03/01/47	1,000	1,072,275
5.20%, 12/01/47(a)	500	530,444
4.70%, 04/15/48	1,250	1,259,245
5.50%, 02/15/49	700	775,271
4.95%, 03/14/52	870	905,739
ONEOK Partners LP
4.90%, 03/15/25	250	258,027
6.13%, 02/01/41	300	329,982

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.
7.50%, 09/01/23(a)	$2,000	$2,102,788
2.75%, 09/01/24	430	427,325
5.85%, 01/15/26	1,000	1,074,775
4.55%, 07/15/28	500	513,754
4.35%, 03/15/29	1,000	1,021,063
3.40%, 09/01/29	1,000	961,663
3.10%, 03/15/30	1,000	937,245
6.35%, 01/15/31	1,000	1,156,471
4.95%, 07/13/47	1,000	1,006,886
5.20%, 07/15/48	500	532,095
4.45%, 09/01/49	1,000	959,645
4.50%, 03/15/50	500	478,266
Ovintiv Exploration, Inc.
5.63%, 07/01/24	650	683,385
5.38%, 01/01/26	1,450	1,536,935
Ovintiv, Inc.
8.13%, 09/15/30	200	250,419
7.20%, 11/01/31	225	272,306
7.38%, 11/01/31	500	612,964
6.50%, 08/15/34	500	593,464
6.63%, 08/15/37	300	354,919
6.50%, 02/01/38	325	384,968
Phillips 66
3.85%, 04/09/25(a)	3,000	3,060,807
2.15%, 12/15/30(a)	1,000	888,220
4.65%, 11/15/34	1,355	1,446,057
5.88%, 05/01/42	100	123,254
4.88%, 11/15/44	1,250	1,384,838
3.30%, 03/15/52	385	338,896
Phillips 66 Partners LP
2.45%, 12/15/24	255	250,590
3.55%, 10/01/26	500	499,667
3.15%, 12/15/29	370	356,861
4.90%, 10/01/46(a)	500	549,198
Pioneer Natural Resources Co.
0.55%, 05/15/23	2,000	1,955,493
1.90%, 08/15/30	1,200	1,063,755
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	750	752,306
4.50%, 12/15/26	500	513,872
3.55%, 12/15/29	1,000	966,401
3.80%, 09/15/30(a)	1,000	980,881
5.15%, 06/01/42	50	48,398
4.70%, 06/15/44	750	703,729
4.90%, 02/15/45	1,000	958,725
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	500	511,574
5.75%, 05/15/24(a)	1,000	1,046,638
5.63%, 03/01/25	1,000	1,057,298
5.88%, 06/30/26	1,000	1,081,075
5.00%, 03/15/27	1,000	1,057,564
4.20%, 03/15/28(a)	1,000	1,026,886
4.50%, 05/15/30(a)	2,000	2,091,535
Shell International Finance BV
2.00%, 11/07/24(a)	1,000	986,763
3.25%, 05/11/25	1,250	1,263,565
2.88%, 05/10/26(a)	1,500	1,503,038
2.50%, 09/12/26	1,000	985,780
3.88%, 11/13/28	1,000	1,040,471

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued)
2.38%, 11/07/29	$1,000	$947,182
2.75%, 04/06/30	3,000	2,909,980
4.13%, 05/11/35	750	792,709
6.38%, 12/15/38(a)	300	396,742
5.50%, 03/25/40	300	369,117
2.88%, 11/26/41	500	449,131
4.55%, 08/12/43	700	777,864
4.38%, 05/11/45	2,500	2,696,842
4.00%, 05/10/46	1,250	1,303,277
3.75%, 09/12/46(a)	900	909,502
3.13%, 11/07/49	940	854,839
3.25%, 04/06/50(a)	3,000	2,814,198
3.00%, 11/26/51	600	537,028
Spectra Energy Partners LP
4.75%, 03/15/24	250	257,246
3.50%, 03/15/25	250	251,404
3.38%, 10/15/26	1,000	1,000,379
4.50%, 03/15/45	800	817,027
Suncor Energy, Inc.
2.80%, 05/15/23	1,200	1,201,771
6.50%, 06/15/38(a)	1,500	1,890,833
6.85%, 06/01/39	250	323,323
4.00%, 11/15/47	1,000	1,001,049
3.75%, 03/04/51	1,000	959,680
Targa Resources Corp.
4.20%, 02/01/33	455	459,151
4.95%, 04/15/52	295	300,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26	600	618,780
6.50%, 07/15/27	400	420,852
5.00%, 01/15/28(a)	400	405,390
6.88%, 01/15/29(a)	400	429,232
5.50%, 03/01/30	600	623,124
4.88%, 02/01/31	600	606,000
4.00%, 01/15/32	600	577,191
TC PipeLines LP
4.38%, 03/13/25(a)	250	255,851
3.90%, 05/25/27	105	107,080
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	1,150	1,154,734
TotalEnergies Capital International SA
3.75%, 04/10/24	1,000	1,018,237
3.46%, 02/19/29	3,000	3,047,051
3.46%, 07/12/49	500	481,362
3.13%, 05/29/50(a)	1,000	912,330
3.39%, 06/29/60	1,000	923,161
TransCanada PipeLines Ltd.
3.75%, 10/16/23	500	507,155
1.00%, 10/12/24	190	180,511
4.88%, 01/15/26	850	893,411
4.25%, 05/15/28	750	779,235
4.10%, 04/15/30	1,500	1,548,855
2.50%, 10/12/31	500	453,250
4.63%, 03/01/34	1,250	1,333,816
5.60%, 03/31/34	500	562,020
6.20%, 10/15/37(a)	200	244,487
4.75%, 05/15/38	1,250	1,348,439
7.25%, 08/15/38	250	334,089
7.63%, 01/15/39(a)	250	349,032

40

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd. (continued)
5.00%, 10/16/43	$1,650	$1,819,339
4.88%, 05/15/48	750	840,919
5.10%, 03/15/49	750	873,518
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	250	286,589
4.00%, 03/15/28	750	767,176
4.45%, 08/01/42	250	254,682
3.95%, 05/15/50	500	486,196
Valero Energy Corp.
2.85%, 04/15/25(a)	490	484,137
2.15%, 09/15/27(a)	2,000	1,870,349
4.35%, 06/01/28	2,000	2,075,711
4.00%, 04/01/29(a)	1,000	1,019,966
2.80%, 12/01/31	1,000	922,951
6.63%, 06/15/37	300	371,103
4.90%, 03/15/45	500	530,128
3.65%, 12/01/51	300	264,755
4.00%, 06/01/52	1,050	986,792
Valero Energy Partners LP, 4.50%, 03/15/28	500	512,178
Williams Cos., Inc.
4.30%, 03/04/24	250	255,551
4.55%, 06/24/24	2,000	2,054,482
3.90%, 01/15/25	250	253,523
4.00%, 09/15/25	250	254,361
3.75%, 06/15/27	750	758,194
3.50%, 11/15/30(a)	1,000	988,665
2.60%, 03/15/31	3,000	2,762,433
6.30%, 04/15/40	250	301,383
5.40%, 03/04/44	1,000	1,097,999
5.75%, 06/24/44(a)	1,000	1,151,732
4.90%, 01/15/45	500	521,959
5.10%, 09/15/45(a)	900	975,174
4.85%, 03/01/48(a)	500	533,481

		331,110,988

Personal Products — 0.1%
Colgate-Palmolive Co.
3.25%, 03/15/24(a)	250	254,045
3.70%, 08/01/47	750	793,338
Estee Lauder Cos., Inc.
2.00%, 12/01/24(a)	325	319,565
3.15%, 03/15/27	1,000	1,007,504
2.38%, 12/01/29	130	123,837
2.60%, 04/15/30	500	480,936
1.95%, 03/15/31	1,500	1,360,766
4.15%, 03/15/47	500	538,342
3.13%, 12/01/49(a)	685	640,665
Procter & Gamble Co.
3.10%, 08/15/23	500	505,326
0.55%, 10/29/25	1,265	1,173,127
1.00%, 04/23/26	565	528,151
2.85%, 08/11/27	500	500,411
3.00%, 03/25/30	1,000	1,005,462
1.20%, 10/29/30(a)	1,600	1,393,460
1.95%, 04/23/31(a)	1,000	925,742
2.30%, 02/01/32	580	552,716
3.55%, 03/25/40	250	256,708
3.60%, 03/25/50(a)	1,000	1,070,094
Unilever Capital Corp.
0.38%, 09/14/23	2,000	1,949,014

Security	Par (000)	Value

Personal Products (continued)
Unilever Capital Corp. (continued)
3.10%, 07/30/25(a)	$250	$252,109
2.00%, 07/28/26(a)	750	722,277
2.90%, 05/05/27	750	744,925
2.13%, 09/06/29	1,000	938,141
1.38%, 09/14/30	805	695,451
1.75%, 08/12/31	1,000	884,663
Series 30Y, 2.63%, 08/12/51	400	332,608

		19,949,383

Pharmaceuticals — 1.4%
AbbVie, Inc.
2.85%, 05/14/23(a)	1,500	1,508,939
3.75%, 11/14/23(a)	3,000	3,057,349
2.60%, 11/21/24(a)	1,850	1,837,204
3.80%, 03/15/25	1,750	1,782,519
3.60%, 05/14/25	1,500	1,519,695
3.20%, 05/14/26	1,435	1,438,857
2.95%, 11/21/26	2,000	1,981,201
4.25%, 11/14/28	3,000	3,160,555
3.20%, 11/21/29	2,850	2,816,109
4.55%, 03/15/35	630	676,309
4.50%, 05/14/35	1,450	1,556,280
4.30%, 05/14/36	200	208,868
4.05%, 11/21/39	2,395	2,460,640
4.40%, 11/06/42	1,400	1,477,032
4.85%, 06/15/44	1,250	1,385,683
4.75%, 03/15/45	668	727,205
4.70%, 05/14/45	2,500	2,714,254
4.45%, 05/14/46	1,250	1,328,230
4.88%, 11/14/48	1,000	1,130,211
4.25%, 11/21/49	4,195	4,353,222
Astrazeneca Finance LLC
1.20%, 05/28/26	1,000	927,123
1.75%, 05/28/28	870	801,640
2.25%, 05/28/31	230	214,162
AstraZeneca PLC
3.50%, 08/17/23	500	507,653
3.38%, 11/16/25	2,700	2,739,391
0.70%, 04/08/26	1,100	1,005,187
3.13%, 06/12/27	500	503,189
4.00%, 01/17/29	1,500	1,579,494
1.38%, 08/06/30(a)	1,100	958,575
6.45%, 09/15/37	1,600	2,125,034
4.38%, 11/16/45	950	1,059,717
4.38%, 08/17/48(a)	900	1,021,743
2.13%, 08/06/50(a)	1,385	1,064,028
Bristol-Myers Squibb Co.
0.54%, 11/13/23	3,000	2,916,355
3.20%, 06/15/26	2,625	2,665,264
3.90%, 02/20/28	1,000	1,041,596
3.40%, 07/26/29	866	881,404
1.45%, 11/13/30	750	654,332
2.95%, 03/15/32	745	728,778
4.13%, 06/15/39	500	536,907
3.55%, 03/15/42	215	212,647
4.35%, 11/15/47	800	877,368
4.55%, 02/20/48	777	879,247
4.25%, 10/26/49	4,100	4,471,010
2.55%, 11/13/50	3,000	2,490,253
3.70%, 03/15/52	2,080	2,090,273

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.(continued)
3.90%, 03/15/62	$135	$135,732
Cigna Corp.
3.00%, 07/15/23	1,000	1,005,661
3.75%, 07/15/23	722	732,540
0.61%, 03/15/24	200	191,798
3.50%, 06/15/24	750	758,728
3.25%, 04/15/25	300	301,598
4.13%, 11/15/25	1,000	1,030,700
4.50%, 02/25/26	250	261,516
1.25%, 03/15/26(a)	500	466,871
3.40%, 03/01/27	750	756,932
3.05%, 10/15/27	1,000	990,936
4.38%, 10/15/28	3,500	3,681,723
2.40%, 03/15/30	1,000	924,135
2.38%, 03/15/31	215	196,882
4.80%, 08/15/38	1,000	1,094,645
3.20%, 03/15/40	1,000	908,971
4.80%, 07/15/46	1,250	1,382,998
3.88%, 10/15/47	750	730,601
4.90%, 12/15/48	1,500	1,680,794
3.40%, 03/15/50	1,000	900,925
3.40%, 03/15/51	1,250	1,126,271
CVS Health Corp.
2.63%, 08/15/24	1,225	1,220,959
4.10%, 03/25/25	181	185,494
3.88%, 07/20/25	943	961,969
2.88%, 06/01/26(a)	1,750	1,732,402
3.63%, 04/01/27	175	177,894
1.30%, 08/21/27	1,500	1,363,947
4.30%, 03/25/28	5,170	5,408,228
3.25%, 08/15/29	2,000	1,974,705
3.75%, 04/01/30	1,745	1,775,520
1.75%, 08/21/30(a)	2,065	1,809,758
1.88%, 02/28/31	1,235	1,087,370
2.13%, 09/15/31	450	402,066
4.88%, 07/20/35	1,000	1,097,833
4.78%, 03/25/38	2,500	2,732,095
4.13%, 04/01/40	800	813,896
2.70%, 08/21/40	705	601,083
5.13%, 07/20/45	2,750	3,104,229
5.05%, 03/25/48(a)	4,750	5,379,332
4.25%, 04/01/50	600	622,472
Eli Lilly & Co.
2.75%, 06/01/25	45	44,801
3.10%, 05/15/27	750	749,893
3.38%, 03/15/29	1,000	1,025,061
3.70%, 03/01/45(a)	1,000	1,021,025
2.25%, 05/15/50(a)	2,000	1,622,095
2.50%, 09/15/60	600	482,578
Federal National Mortgage Association
3.13%, 03/24/25	1,500	1,495,333
3.38%, 03/24/27	590	589,992
3.38%, 03/24/29	3,915	3,875,101
3.63%, 03/24/32	1,850	1,848,261
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	1,000	1,019,948
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/23(a)	1,000	1,014,364
3.63%, 05/15/25	1,000	1,021,453
3.88%, 05/15/28	1,000	1,044,091
5.38%, 04/15/34(a)	250	297,503

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc. (continued)
6.38%, 05/15/38	$2,100	$2,795,308
4.20%, 03/18/43	600	628,737
Johnson & Johnson
0.55%, 09/01/25	3,000	2,797,817
2.45%, 03/01/26	2,370	2,357,268
2.90%, 01/15/28	1,000	1,003,083
4.38%, 12/05/33	250	281,501
3.55%, 03/01/36	750	775,343
3.63%, 03/03/37	500	516,925
2.10%, 09/01/40	1,500	1,266,386
4.50%, 09/01/40	2,100	2,368,859
4.50%, 12/05/43	750	858,536
3.70%, 03/01/46	500	527,045
3.75%, 03/03/47(a)	1,750	1,871,429
3.50%, 01/15/48(a)	1,250	1,280,522
2.45%, 09/01/60	1,500	1,214,749
Mead Johnson Nutrition Co.
4.13%, 11/15/25	1,000	1,023,745
4.60%, 06/01/44	250	279,541
Merck & Co., Inc.
2.75%, 02/10/25	3,570	3,578,278
1.70%, 06/10/27	935	884,725
1.90%, 12/10/28	960	903,508
1.45%, 06/24/30	2,000	1,775,733
2.15%, 12/10/31	2,850	2,636,056
3.90%, 03/07/39	500	531,234
2.35%, 06/24/40	2,000	1,722,421
4.15%, 05/18/43	750	814,635
3.70%, 02/10/45	1,900	1,935,109
4.00%, 03/07/49	1,000	1,083,469
2.45%, 06/24/50	1,000	831,347
2.75%, 12/10/51(a)	2,015	1,755,146
2.90%, 12/10/61	400	340,581
Mylan, Inc.
4.20%, 11/29/23	250	254,070
4.55%, 04/15/28	800	808,827
5.40%, 11/29/43	250	243,733
5.20%, 04/15/48(a)	550	539,127
Novartis Capital Corp.
3.40%, 05/06/24	1,400	1,425,293
1.75%, 02/14/25(a)	500	487,918
3.00%, 11/20/25	1,100	1,105,612
2.00%, 02/14/27	500	481,199
3.10%, 05/17/27(a)	2,500	2,524,409
2.20%, 08/14/30	1,000	938,744
4.40%, 05/06/44	1,250	1,415,202
4.00%, 11/20/45	750	803,572
2.75%, 08/14/50	800	716,186
Pfizer, Inc.
3.20%, 09/15/23(a)	2,000	2,030,941
3.40%, 05/15/24	1,000	1,019,835
0.80%, 05/28/25(a)	1,550	1,465,819
2.75%, 06/03/26(a)	115	114,888
3.00%, 12/15/26	750	756,587
3.60%, 09/15/28(a)	2,000	2,081,176
3.45%, 03/15/29	800	822,854
2.63%, 04/01/30	1,000	970,870
1.70%, 05/28/30(a)	825	747,378
1.75%, 08/18/31	1,000	899,439
4.00%, 12/15/36	500	530,720

42

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer, Inc. (continued)
4.10%, 09/15/38	$1,000	$1,088,257
3.90%, 03/15/39(a)	500	531,513
7.20%, 03/15/39	2,250	3,297,026
2.55%, 05/28/40	245	219,111
4.30%, 06/15/43	500	550,926
4.40%, 05/15/44	500	563,345
4.13%, 12/15/46(a)	1,500	1,673,406
4.20%, 09/15/48	500	559,115
4.00%, 03/15/49	1,000	1,092,879
2.70%, 05/28/50	1,400	1,239,018
Sanofi, 3.63%, 06/19/28(a)	2,000	2,059,057
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23(a)	600	601,663
3.20%, 09/23/26	1,900	1,903,282
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23	1,000	1,024,666
5.00%, 11/26/28(a)	1,000	1,084,372
2.05%, 03/31/30	1,055	952,281
3.03%, 07/09/40(a)	1,030	918,354
3.18%, 07/09/50(a)	1,115	975,389
3.38%, 07/09/60	1,000	871,213
Utah Acquisition Sub, Inc.
3.95%, 06/15/26	250	248,084
5.25%, 06/15/46	500	494,274
Viatris, Inc.
1.65%, 06/22/25	1,000	930,548
2.30%, 06/22/27	1,000	910,143
2.70%, 06/22/30	2,000	1,759,130
3.85%, 06/22/40	1,000	864,911
4.00%, 06/22/50	1,500	1,260,115
Wyeth LLC
6.50%, 02/01/34	500	649,226
5.95%, 04/01/37	250	317,919
Zoetis, Inc.
3.90%, 08/20/28	1,000	1,026,449
2.00%, 05/15/30	400	358,683
4.70%, 02/01/43	400	446,317
3.95%, 09/12/47(a)	500	515,620
4.45%, 08/20/48	250	279,690
3.00%, 05/15/50	400	354,437

		236,380,294

Producer Durables: Miscellaneous — 0.3%
Oracle Corp.
2.40%, 09/15/23	4,000	3,985,129
3.40%, 07/08/24	2,000	2,014,290
2.95%, 11/15/24	3,500	3,478,932
2.50%, 04/01/25	700	683,695
2.95%, 05/15/25	500	494,182
1.65%, 03/25/26	895	834,592
2.65%, 07/15/26	745	714,374
2.80%, 04/01/27	1,500	1,435,670
3.25%, 11/15/27	750	728,355
2.30%, 03/25/28	1,385	1,265,023
2.95%, 04/01/30	3,300	3,044,456
3.25%, 05/15/30	950	900,375
2.88%, 03/25/31	1,560	1,422,393
4.30%, 07/08/34	2,250	2,220,399
3.90%, 05/15/35	500	470,191
3.85%, 07/15/36(a)	750	690,341

Security	Par (000)	Value

Producer Durables: Miscellaneous (continued)
Oracle Corp. (continued)
3.80%, 11/15/37	$750	$678,289
6.13%, 07/08/39	500	570,520
3.60%, 04/01/40(a)	1,850	1,604,850
3.65%, 03/25/41	1,670	1,458,638
4.50%, 07/08/44	500	473,329
4.13%, 05/15/45	2,250	2,020,547
4.00%, 07/15/46	2,250	1,996,521
4.38%, 05/15/55	1,250	1,128,647
3.85%, 04/01/60	2,100	1,723,401
salesforce.com, Inc.
3.25%, 04/11/23	2,500	2,531,134
3.70%, 04/11/28	2,000	2,066,371
1.50%, 07/15/28(a)	60	55,194
2.70%, 07/15/41	2,085	1,845,210
2.90%, 07/15/51	1,385	1,229,756
3.05%, 07/15/61	50	43,860
Salesforce.com., Inc., 1.95%, 07/15/31(a)	320	292,752

		44,101,416

Real Estate — 0.0%
Prologis LP
2.13%, 04/15/27(a)	30	28,448
2.25%, 04/15/30	1,240	1,152,020
1.25%, 10/15/30	365	310,764
4.38%, 09/15/48	600	655,408
3.00%, 04/15/50(a)	95	84,484

		2,231,124

Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26	250	262,335
2.50%, 04/01/31	1,800	1,626,334
Essential Properties LP, 2.95%, 07/15/31	1,000	874,837

		2,763,506

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24	50	50,912
3.65%, 09/01/25	750	768,530
7.00%, 12/15/25	250	283,959
3.25%, 06/15/27(a)	1,750	1,775,617
5.40%, 06/01/41(a)	50	60,356
4.40%, 03/15/42	150	163,008
4.38%, 09/01/42	250	269,614
4.45%, 03/15/43(a)	200	218,717
5.15%, 09/01/43	250	296,872
4.90%, 04/01/44(a)	500	574,375
4.55%, 09/01/44	250	277,112
4.15%, 04/01/45	500	529,211
4.70%, 09/01/45	500	568,916
3.90%, 08/01/46	2,000	2,069,133
4.13%, 06/15/47	250	270,468
4.05%, 06/15/48	1,000	1,062,983
4.15%, 12/15/48	500	539,279
3.55%, 02/15/50	1,125	1,114,823
3.05%, 02/15/51(a)	1,000	918,126
3.30%, 09/15/51	1,000	945,635
Canadian National Railway Co.
2.95%, 11/21/24	305	303,988
2.75%, 03/01/26	560	554,726
3.20%, 08/02/46	800	752,775
3.65%, 02/03/48	1,500	1,503,086

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
Canadian National Railway Co. (continued)
2.45%, 05/01/50(a)	$455	$370,325
Canadian Pacific Railway Co.
2.90%, 02/01/25	1,000	995,462
1.75%, 12/02/26	285	268,462
2.05%, 03/05/30	1,000	916,043
7.13%, 10/15/31	250	319,005
2.45%, 12/02/31(a)	685	636,191
4.80%, 09/15/35(a)	250	273,844
3.00%, 12/02/41(a)	415	373,316
5.75%, 01/15/42	25	29,964
4.80%, 08/01/45(a)	1,110	1,249,263
3.10%, 12/02/51	595	526,064
6.13%, 09/15/2115	500	635,811
CSX Corp.
3.35%, 11/01/25	250	252,053
3.25%, 06/01/27	2,000	2,013,177
3.80%, 03/01/28(a)	2,500	2,582,957
2.40%, 02/15/30(a)	500	475,286
4.75%, 05/30/42	1,100	1,218,565
4.30%, 03/01/48	750	805,736
4.50%, 03/15/49	1,000	1,094,788
3.35%, 09/15/49	215	200,122
3.80%, 04/15/50	550	558,363
3.95%, 05/01/50	450	465,283
2.50%, 05/15/51(a)	1,000	808,091
4.50%, 08/01/54	250	275,332
4.25%, 11/01/66	250	259,860
4.65%, 03/01/68	500	547,294
Kansas City Southern
2.88%, 11/15/29	120	115,348
4.70%, 05/01/48	500	551,862
3.50%, 05/01/50(a)	1,000	933,933
4.20%, 11/15/69(a)	105	105,182
Norfolk Southern Corp.
3.85%, 01/15/24	1,000	1,015,893
3.15%, 06/01/27	880	873,422
2.55%, 11/01/29(a)	165	157,739
3.00%, 03/15/32(a)	455	443,396
3.95%, 10/01/42	100	101,104
4.45%, 06/15/45	250	267,424
3.94%, 11/01/47(a)	225	229,857
4.15%, 02/28/48	250	261,086
3.40%, 11/01/49	335	312,649
3.05%, 05/15/50	605	538,906
2.90%, 08/25/51	100	86,549
4.05%, 08/15/52	1,000	1,050,111
3.70%, 03/15/53	330	326,185
3.16%, 05/15/55	1,000	893,142
4.10%, 05/15/2121	1,000	930,640
Union Pacific Corp.
3.65%, 02/15/24(a)	1,000	1,016,569
3.25%, 08/15/25	250	251,160
2.75%, 03/01/26	1,000	993,592
2.15%, 02/05/27	160	153,694
3.95%, 09/10/28(a)	1,000	1,049,231
3.70%, 03/01/29(a)	1,000	1,028,794
2.40%, 02/05/30	2,365	2,238,164
2.38%, 05/20/31(a)	1,290	1,207,000
2.80%, 02/14/32	255	244,832

Security	Par (000)	Value

Road & Rail (continued)
Union Pacific Corp. (continued)
3.38%, 02/01/35	$500	$491,916
3.60%, 09/15/37	1,250	1,258,904
3.20%, 05/20/41	300	283,099
3.38%, 02/14/42(a)	325	314,124
4.05%, 11/15/45	250	258,998
4.05%, 03/01/46	140	145,901
4.50%, 09/10/48	500	554,750
3.25%, 02/05/50	1,100	1,023,795
3.80%, 10/01/51	250	255,126
2.95%, 03/10/52	345	305,356
3.50%, 02/14/53	505	494,123
3.95%, 08/15/59	780	791,908
3.84%, 03/20/60	1,450	1,455,041
3.55%, 05/20/61(a)	1,180	1,120,906
3.80%, 04/06/71	2,000	1,981,966
3.85%, 02/14/72	270	266,795

		62,403,050

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 2.38%, 06/01/30	1,400	1,300,716
Altera Corp., 4.10%, 11/15/23	250	256,230
Analog Devices, Inc.
3.50%, 12/05/26(a)	750	767,050
1.70%, 10/01/28	30	27,666
2.10%, 10/01/31(a)	75	69,169
2.80%, 10/01/41	2,050	1,839,371
2.95%, 10/01/51	65	58,801
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	4,750	4,781,754
3.50%, 01/15/28	500	490,924
Broadcom, Inc.
3.15%, 11/15/25	356	353,114
3.46%, 09/15/26	2,000	1,993,685
1.95%, 02/15/28(c)	265	238,788
4.11%, 09/15/28	1,000	1,011,878
4.00%, 04/15/29	545	544,733
4.75%, 04/15/29	1,000	1,050,731
5.00%, 04/15/30	1,000	1,062,994
4.15%, 11/15/30	1,700	1,722,931
2.45%, 02/15/31(c)	2,550	2,274,799
4.30%, 11/15/32	1,200	1,217,720
2.60%, 02/15/33(c)	1,600	1,389,062
3.42%, 04/15/33(a)(c)	1,174	1,095,720
3.47%, 04/15/34(c)	3,250	3,009,927
3.14%, 11/15/35(c)	1,500	1,321,639
3.50%, 02/15/41(c)	2,045	1,821,130
3.75%, 02/15/51(a)(c)	1,310	1,173,026
Flex Ltd.
4.88%, 06/15/29(a)	500	520,875
4.88%, 05/12/30	1,500	1,556,531
Honeywell International, Inc.
2.30%, 08/15/24(a)	1,000	997,163
1.35%, 06/01/25	1,355	1,305,186
1.10%, 03/01/27	1,000	920,039
2.70%, 08/15/29	1,500	1,477,129
1.95%, 06/01/30	1,000	923,329
1.75%, 09/01/31	1,000	890,552
3.81%, 11/21/47	500	538,392
2.80%, 06/01/50	435	401,512

44

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
2.88%, 05/11/24(a)	$1,000	$1,007,404
3.40%, 03/25/25(a)	2,400	2,436,451
3.70%, 07/29/25	1,000	1,024,183
3.75%, 03/25/27	800	827,880
1.60%, 08/12/28	360	328,102
2.45%, 11/15/29	1,000	953,428
2.00%, 08/12/31(a)	500	453,512
2.80%, 08/12/41	120	105,948
4.10%, 05/19/46(a)	2,500	2,660,841
4.10%, 05/11/47	250	263,511
3.73%, 12/08/47	1,399	1,397,259
4.75%, 03/25/50	2,600	3,027,790
3.05%, 08/12/51(a)	2,065	1,835,981
3.10%, 02/15/60	500	429,652
4.95%, 03/25/60(a)	700	855,295
3.20%, 08/12/61	120	106,121
Jabil, Inc.
1.70%, 04/15/26	840	777,610
3.00%, 01/15/31	1,350	1,236,664
Marvell Technology, Inc.
1.65%, 04/15/26(a)	890	826,964
2.45%, 04/15/28	1,000	919,478
2.95%, 04/15/31	475	439,063
Microchip Technology, Inc.
4.33%, 06/01/23	2,000	2,031,408
4.25%, 09/01/25	1,000	1,011,936
Micron Technology, Inc.
4.98%, 02/06/26	250	261,843
5.33%, 02/06/29	250	270,247
4.66%, 02/15/30	750	783,848
2.70%, 04/15/32	1,000	905,310
3.37%, 11/01/41(a)	500	446,670
3.48%, 11/01/51	500	434,680
NVIDIA Corp.
3.20%, 09/16/26	1,000	1,016,662
1.55%, 06/15/28	725	665,727
2.85%, 04/01/30	660	649,360
2.00%, 06/15/31(a)	700	638,580
3.50%, 04/01/40	710	715,175
3.50%, 04/01/50	1,500	1,515,915
3.70%, 04/01/60	145	146,794
NXP BV/NXP Funding LLC/NXP USA, Inc.(c)
2.70%, 05/01/25	85	82,439
3.88%, 06/18/26	320	321,060
4.30%, 06/18/29	1,000	1,030,500
3.40%, 05/01/30(a)	1,165	1,130,935
2.50%, 05/11/31	860	770,216
2.65%, 02/15/32	375	336,724
3.25%, 05/11/41	500	439,781
3.13%, 02/15/42	500	428,250
3.25%, 11/30/51	300	251,301
Qorvo, Inc., 4.38%, 10/15/29	550	550,184
QUALCOMM, Inc.
3.25%, 05/20/27	500	506,481
1.30%, 05/20/28	2,250	2,027,691
2.15%, 05/20/30(a)	605	562,673
1.65%, 05/20/32	828	717,905
4.65%, 05/20/35	250	278,916
4.80%, 05/20/45	750	870,045

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. (continued)
4.30%, 05/20/47(a)	$1,500	$1,687,925
3.25%, 05/20/50(a)	800	772,500
Skyworks Solutions, Inc.
1.80%, 06/01/26	165	153,243
3.00%, 06/01/31	190	169,146
Texas Instruments, Inc.
1.13%, 09/15/26	85	79,400
2.25%, 09/04/29	680	646,514
1.90%, 09/15/31	565	513,611
3.88%, 03/15/39	1,000	1,062,644
4.15%, 05/15/48	1,000	1,110,503
TSMC Arizona Corp.
2.50%, 10/25/31	2,000	1,842,760
3.13%, 10/25/41	1,400	1,269,198

		93,424,103

Software — 0.4%
Activision Blizzard, Inc.
3.40%, 06/15/27(a)	1,000	1,010,220
1.35%, 09/15/30	130	112,684
2.50%, 09/15/50	800	657,235
Autodesk, Inc.
3.50%, 06/15/27(a)	2,000	2,010,335
2.85%, 01/15/30	100	94,075
2.40%, 12/15/31	770	686,524
Electronic Arts, Inc.
1.85%, 02/15/31	285	250,305
2.95%, 02/15/51	390	325,125
Intuit, Inc.
0.65%, 07/15/23	655	640,773
0.95%, 07/15/25(a)	755	707,583
1.35%, 07/15/27	825	750,919
1.65%, 07/15/30	985	869,056
Microsoft Corp.
2.00%, 08/08/23	2,000	2,006,164
3.63%, 12/15/23	1,000	1,027,068
2.88%, 02/06/24(a)	865	876,047
3.13%, 11/03/25	4,500	4,578,103
2.40%, 08/08/26	2,235	2,216,291
3.30%, 02/06/27	4,500	4,615,940
3.50%, 02/12/35	1,165	1,220,261
3.45%, 08/08/36	596	619,896
3.70%, 08/08/46	1,000	1,064,389
2.53%, 06/01/50	4,714	4,070,516
2.92%, 03/17/52	4,190	3,931,850
4.50%, 02/06/57(a)	2,000	2,424,539
2.68%, 06/01/60(a)	3,300	2,845,657
3.04%, 03/17/62	1,707	1,594,080
Oracle Corp.
5.38%, 07/15/40	400	422,050
4.00%, 11/15/47	1,500	1,326,554
3.60%, 04/01/50	4,600	3,815,067
3.95%, 03/25/51	2,630	2,299,186
Roper Technologies, Inc.
3.65%, 09/15/23	250	253,475
2.35%, 09/15/24(a)	240	236,186
1.00%, 09/15/25	620	575,231
3.80%, 12/15/26	250	255,904
1.40%, 09/15/27	370	335,300
2.95%, 09/15/29	435	419,295

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Roper Technologies, Inc. (continued)
2.00%, 06/30/30	$380	$337,347
1.75%, 02/15/31	490	423,301
ServiceNow, Inc., 1.40%, 09/01/30	810	688,399
VMware, Inc.
0.60%, 08/15/23	3,000	2,915,517
1.40%, 08/15/26	2,000	1,836,102
4.70%, 05/15/30	2,000	2,115,190
Workday, Inc.
3.50%, 04/01/27	320	319,917
3.70%, 04/01/29	340	340,760
3.80%, 04/01/32	510	509,029

		60,629,445

Specialty Retail — 0.0%
AutoZone, Inc.
3.13%, 07/15/23	1,250	1,259,089
3.25%, 04/15/25	165	164,773
3.75%, 04/18/29	1,000	1,003,139
Best Buy Co., Inc., 1.95%, 10/01/30	1,250	1,094,304
Dick’s Sporting Goods, Inc.
3.15%, 01/15/32	1,000	916,725
4.10%, 01/15/52	200	170,689
Ross Stores, Inc.
4.60%, 04/15/25	500	519,902
1.88%, 04/15/31	1,000	869,416

		5,998,037

Technology Hardware, Storage & Peripherals — 0.5%
Adobe, Inc.
1.90%, 02/01/25	160	156,411
3.25%, 02/01/25	70	70,926
2.15%, 02/01/27	1,275	1,237,242
2.30%, 02/01/30(a)	1,200	1,135,353
Apple, Inc.
2.40%, 05/03/23	4,000	4,021,593
0.75%, 05/11/23(a)	3,350	3,306,923
3.45%, 05/06/24(a)	1,000	1,021,508
2.85%, 05/11/24	2,000	2,016,471
1.80%, 09/11/24	1,635	1,612,155
2.75%, 01/13/25	1,000	1,001,610
2.50%, 02/09/25(a)	140	139,658
1.13%, 05/11/25	650	620,629
3.20%, 05/13/25	750	761,550
0.55%, 08/20/25(a)	2,800	2,608,855
0.70%, 02/08/26	500	465,652
3.25%, 02/23/26	1,910	1,945,332
2.45%, 08/04/26	1,410	1,392,731
3.35%, 02/09/27(a)	2,000	2,042,359
3.20%, 05/11/27	1,500	1,525,330
2.90%, 09/12/27	1,000	1,002,129
3.00%, 11/13/27	1,000	1,006,170
1.20%, 02/08/28	3,000	2,731,277
1.40%, 08/05/28	200	182,868
2.20%, 09/11/29	1,235	1,177,028
1.65%, 05/11/30	1,400	1,268,937
1.25%, 08/20/30	2,800	2,446,546
1.65%, 02/08/31	2,500	2,249,859
1.70%, 08/05/31	200	179,367
4.50%, 02/23/36(a)	250	285,821
3.85%, 05/04/43	1,750	1,840,717

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
4.45%, 05/06/44	$250	$283,186
3.45%, 02/09/45	1,350	1,341,036
4.38%, 05/13/45	500	565,096
4.65%, 02/23/46	1,980	2,342,847
3.85%, 08/04/46(a)	750	791,891
4.25%, 02/09/47	250	280,168
3.75%, 11/13/47	1,250	1,296,694
2.95%, 09/11/49	1,250	1,147,117
2.65%, 05/11/50	1,200	1,045,216
2.40%, 08/20/50	2,800	2,310,111
2.65%, 02/08/51	2,250	1,940,813
2.70%, 08/05/51	2,190	1,903,761
2.55%, 08/20/60	1,000	819,522
2.80%, 02/08/61	2,500	2,149,537
2.85%, 08/05/61	200	172,491
Dell International LLC/EMC Corp.
5.45%, 06/15/23	3,000	3,090,429
4.00%, 07/15/24(a)	1,000	1,021,522
5.85%, 07/15/25	600	640,400
6.02%, 06/15/26	3,090	3,347,177
4.90%, 10/01/26	1,000	1,048,895
5.30%, 10/01/29	1,250	1,361,562
6.20%, 07/15/30(a)	1,500	1,709,475
8.10%, 07/15/36	270	355,047
3.38%, 12/15/41(c)	1,000	840,494
8.35%, 07/15/46	334	488,104
3.45%, 12/15/51(a)(c)	500	406,195
Dell, Inc.
7.10%, 04/15/28	400	454,000
6.50%, 04/15/38	400	449,784
Fortinet, Inc.
1.00%, 03/15/26	760	691,590
2.20%, 03/15/31(a)	885	781,207
Hewlett Packard Enterprise Co.
2.25%, 04/01/23(a)	1,000	999,050
1.45%, 04/01/24	1,000	970,511
4.90%, 10/15/25	1,250	1,308,910
1.75%, 04/01/26	1,000	938,987
6.20%, 10/15/35	500	574,977
6.35%, 10/15/45	750	883,047
HP, Inc.
2.20%, 06/17/25	500	482,214
1.45%, 06/17/26	755	693,849
4.00%, 04/15/29	520	518,059
3.40%, 06/17/30	500	479,119
2.65%, 06/17/31	1,000	894,701
4.20%, 04/15/32	520	518,216
6.00%, 09/15/41	650	757,522
NetApp, Inc., 1.88%, 06/22/25	675	645,439
Western Digital Corp.
4.75%, 02/15/26(a)	2,000	2,031,320
2.85%, 02/01/29	100	91,359
3.10%, 02/01/32	225	201,458

		89,517,112

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.75%, 03/27/27	2,000	1,989,966
2.85%, 03/27/30	1,000	987,177
3.25%, 03/27/40(a)	1,000	973,566

46

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. (continued)
3.88%, 11/01/45	$500	$521,045
3.38%, 11/01/46(a)	1,500	1,454,451
VF Corp., 2.95%, 04/23/30(a)	500	475,905

		6,402,110

Tobacco — 0.3%
Altria Group, Inc.
4.00%, 01/31/24	1,000	1,019,279
2.35%, 05/06/25	240	233,101
2.63%, 09/16/26(a)	2,000	1,929,568
4.80%, 02/14/29	552	578,672
3.40%, 05/06/30	435	418,356
2.45%, 02/04/32(a)	1,215	1,056,163
5.80%, 02/14/39	1,500	1,616,703
3.40%, 02/04/41	1,000	820,646
4.50%, 05/02/43	400	364,165
5.38%, 01/31/44	1,320	1,364,330
3.88%, 09/16/46	1,250	1,058,428
5.95%, 02/14/49	1,500	1,623,831
4.45%, 05/06/50	655	594,380
3.70%, 02/04/51	900	726,958
4.00%, 02/04/61(a)	700	586,640
BAT Capital Corp.
3.22%, 08/15/24	1,250	1,249,542
2.79%, 09/06/24	2,000	1,973,722
3.22%, 09/06/26	1,000	968,040
4.70%, 04/02/27	500	512,824
3.56%, 08/15/27	2,500	2,433,124
2.26%, 03/25/28	600	538,363
3.46%, 09/06/29	500	470,651
4.91%, 04/02/30(a)	600	618,029
2.73%, 03/25/31(a)	1,800	1,586,338
4.74%, 03/16/32	550	553,251
4.39%, 08/15/37	2,250	2,092,313
3.73%, 09/25/40	200	163,865
4.54%, 08/15/47	1,350	1,204,723
4.76%, 09/06/49	750	689,375
5.28%, 04/02/50	250	247,286
3.98%, 09/25/50	600	486,233
5.65%, 03/16/52	550	557,962
BAT International Finance PLC
1.67%, 03/25/26	250	229,402
4.45%, 03/16/28	550	551,170
Philip Morris International, Inc.
2.13%, 05/10/23	1,000	997,091
3.25%, 11/10/24	1,000	1,006,579
3.38%, 08/11/25	750	754,813
2.75%, 02/25/26	415	411,505
3.13%, 08/17/27(a)	1,000	986,235
2.10%, 05/01/30	2,000	1,799,506
1.75%, 11/01/30	2,000	1,730,228
6.38%, 05/16/38	1,750	2,146,943
4.38%, 11/15/41	1,000	990,389
4.50%, 03/20/42	50	50,120
3.88%, 08/21/42	350	325,519
4.13%, 03/04/43	450	427,834
4.88%, 11/15/43	250	261,192
4.25%, 11/10/44	365	353,033
Reynolds American, Inc.
4.45%, 06/12/25	1,000	1,021,060

Security	Par (000)	Value

Tobacco (continued)
Reynolds American, Inc. (continued)
5.70%, 08/15/35	$325	$342,902
6.15%, 09/15/43	150	158,583
5.85%, 08/15/45	1,750	1,800,622

		46,681,587

Transportation Infrastructure — 0.2%
FedEx Corp.
3.25%, 04/01/26	545	551,494
3.10%, 08/05/29	1,000	985,531
4.25%, 05/15/30	2,000	2,098,025
2.40%, 05/15/31(a)	625	570,500
3.90%, 02/01/35	190	188,910
3.25%, 05/15/41	855	765,328
3.88%, 08/01/42	50	47,892
4.75%, 11/15/45	660	704,020
4.55%, 04/01/46	750	785,256
4.40%, 01/15/47	500	511,925
4.05%, 02/15/48(a)	1,000	987,779
4.95%, 10/17/48	1,000	1,110,662
5.25%, 05/15/50(a)	1,000	1,158,105
Ryder System, Inc.
3.88%, 12/01/23	2,000	2,029,046
2.50%, 09/01/24	285	281,268
1.75%, 09/01/26	490	456,062
2.90%, 12/01/26	1,160	1,125,129
2.85%, 03/01/27	160	155,148
United Parcel Service, Inc.
2.50%, 04/01/23	2,000	2,010,367
3.90%, 04/01/25(a)	1,000	1,029,854
2.40%, 11/15/26(a)	2,000	1,952,236
3.05%, 11/15/27(a)	500	504,675
6.20%, 01/15/38	100	130,363
5.20%, 04/01/40	1,000	1,208,806
3.63%, 10/01/42	250	253,740
3.40%, 11/15/46	220	217,770
3.75%, 11/15/47(a)	500	525,356
4.25%, 03/15/49	1,000	1,117,108
3.40%, 09/01/49(a)	300	299,702
5.30%, 04/01/50	1,000	1,307,565

		25,069,622

Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25	750	756,824
2.95%, 09/01/27(a)	500	495,159
3.75%, 09/01/28	1,500	1,524,713
3.45%, 06/01/29	500	500,448
2.30%, 06/01/31(a)	900	820,827
4.30%, 09/01/45	250	256,554
3.75%, 09/01/47	500	488,057
4.15%, 06/01/49(a)	500	518,304
3.45%, 05/01/50	1,000	937,392
3.25%, 06/01/51(a)	900	811,841
Essential Utilities, Inc.
2.40%, 05/01/31	1,000	909,175
3.35%, 04/15/50	1,000	889,276
Southern California Gas Co., 2.95%, 04/15/27	640	631,206

		9,539,776

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV
3.63%, 04/22/29	1,400	1,405,670

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
America Movil SAB de CV (continued)
2.88%, 05/07/30	$1,500	$1,427,340
6.13%, 03/30/40	1,750	2,163,122
4.38%, 07/16/42	850	878,314
4.38%, 04/22/49	1,000	1,054,250
Crown Castle International Corp., 2.90%, 03/15/27	200	193,353
EPR Properties
4.50%, 04/01/25	200	201,958
4.75%, 12/15/26	300	300,212
4.50%, 06/01/27	300	295,817
4.95%, 04/15/28	300	300,126
3.75%, 08/15/29(a)	300	280,818
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	1,000	1,050,570
Orange SA
9.00%, 03/01/31	250	347,226
5.38%, 01/13/42(a)	1,825	2,097,262
Rogers Communications, Inc.
4.10%, 10/01/23	2,000	2,030,291
2.95%, 03/15/25	400	397,112
3.63%, 12/15/25	1,565	1,580,089
2.90%, 11/15/26(a)	1,000	983,829
3.20%, 03/15/27	290	285,450
3.80%, 03/15/32(c)	330	327,445
4.50%, 03/15/42(c)	335	339,398
5.00%, 03/15/44	250	265,339
4.30%, 02/15/48	1,750	1,707,058
4.35%, 05/01/49	1,250	1,218,728
3.70%, 11/15/49	400	355,729
4.55%, 03/15/52(c)	1,900	1,888,901
T-Mobile US, Inc., 3.60%, 11/15/60(c)	500	429,436
T-Mobile USA, Inc.
3.50%, 04/15/25	1,045	1,051,915
1.50%, 02/15/26	1,000	932,719
3.75%, 04/15/27	3,500	3,520,459
2.05%, 02/15/28	500	456,657
3.88%, 04/15/30	6,000	6,023,035
2.55%, 02/15/31	2,700	2,448,364
2.25%, 11/15/31	345	301,779
2.70%, 03/15/32(c)	755	686,818
4.38%, 04/15/40	1,250	1,255,304
3.00%, 02/15/41	2,000	1,690,636
4.50%, 04/15/50	1,720	1,740,048
3.30%, 02/15/51(a)	1,750	1,472,496
3.40%, 10/15/52(c)	2,000	1,700,880
3.60%, 11/15/60	500	429,436
Vodafone Group PLC
4.13%, 05/30/25	1,500	1,544,327
4.38%, 05/30/28	1,350	1,411,757
7.88%, 02/15/30	100	127,447
6.15%, 02/27/37	500	598,903
5.00%, 05/30/38	500	544,763
4.38%, 02/19/43	950	953,518
5.25%, 05/30/48	2,500	2,800,363
4.88%, 06/19/49	1,500	1,632,281
4.25%, 09/17/50	1,190	1,186,044

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
5.13%, 06/19/59(a)	$600	$666,626
Vornado Realty LP, 3.50%, 01/15/25	250	248,996
WP Carey, Inc., 3.85%, 07/15/29	475	480,420

		59,710,834

Total Corporate Bonds — 25.3% (Cost: $4,459,373,358)		4,267,170,495

Foreign Agency Obligations

Canada — 0.2%
Canada Government International Bond, 1.63%, 01/22/25	2,000	1,950,900
Province of Alberta Canada
1.88%, 11/13/24(a)	1,000	981,761
1.00%, 05/20/25	3,000	2,847,930
3.30%, 03/15/28	2,000	2,057,318
1.30%, 07/22/30	2,000	1,790,307
Province of British Columbia Canada
2.25%, 06/02/26	1,000	981,657
0.90%, 07/20/26(a)	2,000	1,859,444
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	2,000	1,854,717
Province of New Brunswick Canada, 3.63%, 02/24/28	1,000	1,045,767
Province of Ontario Canada
0.63%, 01/21/26	1,000	927,169
2.50%, 04/27/26	3,000	2,978,297
1.05%, 05/21/27(a)	1,000	919,510
2.00%, 10/02/29	1,000	951,661
1.13%, 10/07/30	2,000	1,763,551
1.60%, 02/25/31	2,000	1,821,424
Province of Quebec Canada
0.60%, 07/23/25	2,000	1,867,828
2.50%, 04/20/26(a)	2,750	2,722,810
2.75%, 04/12/27(a)	2,000	2,004,779
1.35%, 05/28/30	2,000	1,799,048
Series QO, 2.88%, 10/16/24	500	504,035
Series QW, 2.50%, 04/09/24(a)	2,000	2,004,987
Series QX, 1.50%, 02/11/25	2,000	1,938,760

		37,573,660

Chile — 0.1%
Chile Government International Bond
3.24%, 02/06/28	1,500	1,498,406
2.45%, 01/31/31	2,500	2,335,625
2.55%, 01/27/32	1,000	941,125
2.55%, 07/27/33	2,000	1,823,000
3.10%, 05/07/41	700	619,500
3.63%, 10/30/42	350	326,769
3.86%, 06/21/47	750	731,156
3.50%, 01/25/50	1,000	915,188
3.10%, 01/22/61	1,500	1,233,562
3.25%, 09/21/71	800	644,000

		11,068,331

48

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	$1,000	$967,404

Hungary — 0.0%
Hungary Government International Bond
5.75%, 11/22/23	500	522,906
5.38%, 03/25/24	1,500	1,572,000
7.63%, 03/29/41	750	1,090,453

		3,185,359

Indonesia — 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	2,000	2,053,500
4.10%, 04/24/28	1,000	1,061,750
4.75%, 02/11/29	1,000	1,105,110
2.85%, 02/14/30(a)	2,000	1,964,125
3.85%, 10/15/30(a)	2,000	2,104,750
4.35%, 01/11/48	1,400	1,436,904
3.70%, 10/30/49	500	481,930
3.50%, 02/14/50(a)	1,000	934,250
4.20%, 10/15/50	1,000	1,036,360
3.05%, 03/12/51(a)	3,000	2,711,580
3.20%, 09/23/61(a)	1,000	852,610
4.45%, 04/15/70	600	619,566

		16,362,435

Israel — 0.1%
Israel Government International Bond
3.15%, 06/30/23	3,000	3,035,250
2.88%, 03/16/26	750	752,016
3.25%, 01/17/28(a)	1,500	1,543,875
2.75%, 07/03/30	2,400	2,372,250
4.50%, 01/30/43	1,200	1,356,600
4.13%, 01/17/48	1,000	1,063,312
3.88%, 07/03/50(a)	1,000	1,033,312
4.50%, 04/03/2120	400	426,000
State of Israel
2.50%, 01/15/30(a)	2,000	1,945,000
3.38%, 01/15/50	1,000	947,688

		14,475,303

Italy — 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	100	106,043
2.38%, 10/17/24	3,500	3,440,542
1.25%, 02/17/26	3,000	2,766,000
2.88%, 10/17/29	2,500	2,359,975
5.38%, 06/15/33(a)	750	848,108
4.00%, 10/17/49	2,500	2,396,420
3.88%, 05/06/51	1,000	924,820

		12,841,908

Japan — 0.1%
Japan Bank for International Cooperation
3.25%, 07/20/23	1,100	1,113,893
0.38%, 09/15/23	5,000	4,862,532
3.38%, 10/31/23	500	507,750
0.63%, 07/15/25(a)	2,000	1,866,600
2.88%, 06/01/27	1,000	1,005,803
2.75%, 11/16/27	500	497,461
3.25%, 07/20/28	2,000	2,067,682
2.00%, 10/17/29(a)	1,000	953,847
1.25%, 01/21/31	2,000	1,785,397

Security	Par (000)	Value

Japan (continued)
Japan Bank for International Cooperation (continued)
1.88%, 04/15/31(a)	$3,000	$2,814,603
Series DTC, 3.38%, 07/31/23	500	507,095
Series DTC, 2.50%, 05/23/24	500	499,655
Series DTC, 2.50%, 05/28/25	3,000	2,977,860
Series DTC, 2.38%, 04/20/26	750	736,089
Series DTC, 2.25%, 11/04/26	500	489,599

		22,685,866

Mexico — 0.3%
Mexico Government International Bond
3.60%, 01/30/25	2,000	2,051,000
4.13%, 01/21/26(a)	3,000	3,147,000
4.15%, 03/28/27	1,000	1,052,500
3.75%, 01/11/28	1,000	1,018,500
4.50%, 04/22/29	3,500	3,690,750
3.25%, 04/16/30(a)	3,000	2,892,000
2.66%, 05/24/31(a)	2,000	1,822,000
4.75%, 04/27/32(a)	3,000	3,180,000
3.50%, 02/12/34	5,000	4,647,450
6.75%, 09/27/34	150	183,225
6.05%, 01/11/40	2,300	2,616,250
4.28%, 08/14/41	3,000	2,808,000
4.75%, 03/08/44	2,200	2,172,500
5.55%, 01/21/45	1,525	1,669,112
4.60%, 01/23/46	1,500	1,440,000
4.35%, 01/15/47	1,750	1,622,250
4.60%, 02/10/48	2,000	1,906,000
4.50%, 01/31/50	1,950	1,841,775
5.00%, 04/27/51(a)	2,000	2,028,000
3.77%, 05/24/61	2,000	1,619,000
5.75%, 10/12/2110(a)	500	508,750

		43,916,062

Panama — 0.1%
Panama Government International Bond
3.75%, 03/16/25	3,500	3,557,531
3.88%, 03/17/28	2,500	2,556,719
3.16%, 01/23/30	1,000	977,375
2.25%, 09/29/32	2,000	1,769,125
6.70%, 01/26/36	350	432,534
4.50%, 05/15/47(a)	750	747,094
4.50%, 04/16/50	1,250	1,239,688
4.30%, 04/29/53(a)	1,000	968,000
4.50%, 04/01/56	2,400	2,356,950
3.87%, 07/23/60(a)	3,500	3,075,187

		17,680,203

Peru — 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	1,400	1,585,762
2.39%, 01/23/26	2,000	1,944,125
4.13%, 08/25/27	1,000	1,039,250
2.84%, 06/20/30	1,800	1,731,150
2.78%, 01/23/31	2,000	1,886,625
1.86%, 12/01/32	1,750	1,498,766
8.75%, 11/21/33	441	639,946
3.00%, 01/15/34	2,275	2,131,675
6.55%, 03/14/37	250	316,688
3.30%, 03/11/41	2,000	1,820,000
5.63%, 11/18/50(a)	1,400	1,772,575

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
Peruvian Government International Bond (continued)
3.55%, 03/10/51	$1,600	$1,492,800
2.78%, 12/01/60(a)	1,250	980,703
3.23%, 07/28/2121	500	380,719

		19,220,784

Philippines — 0.1%
Philippine Government International Bond
4.20%, 01/21/24	2,500	2,565,900
3.00%, 02/01/28	1,000	1,003,860
3.75%, 01/14/29	3,000	3,124,080
2.46%, 05/05/30	2,000	1,900,220
7.75%, 01/14/31	1,500	1,968,915
1.65%, 06/10/31	1,000	890,110
6.38%, 10/23/34	250	315,965
5.00%, 01/13/37	1,000	1,123,860
3.95%, 01/20/40	250	250,340
3.70%, 03/01/41	1,100	1,071,246
3.70%, 02/02/42	3,500	3,399,760
2.95%, 05/05/45	1,000	868,860
2.65%, 12/10/45	2,000	1,652,720
3.20%, 07/06/46	2,000	1,797,720

		21,933,556

Poland — 0.0%
Republic of Poland Government International Bond
4.00%, 01/22/24	2,250	2,304,765
3.25%, 04/06/26	1,250	1,270,975

		3,575,740

South Korea — 0.1%
Export-Import Bank of Korea
2.38%, 06/25/24	1,000	993,632
2.88%, 01/21/25	1,000	1,000,813
1.88%, 02/12/25	1,000	969,750
3.25%, 11/10/25	500	505,406
2.63%, 05/26/26	1,000	993,625
3.25%, 08/12/26	500	508,844
2.50%, 06/29/41	1,000	899,120
Korea Development Bank
0.50%, 10/27/23(a)	2,000	1,939,460
3.00%, 01/13/26	2,000	2,013,500
Korea International Bond
4.13%, 06/10/44	250	294,515
3.88%, 09/20/48(a)	1,750	2,028,687

		12,147,352

Supranational — 1.3%
African Development Bank
3.00%, 09/20/23	5,000	5,054,180
0.88%, 03/23/26	2,000	1,865,044
Asian Development Bank
0.25%, 07/14/23	4,000	3,905,724
0.25%, 10/06/23	1,000	970,646
2.63%, 01/30/24(a)	3,000	3,016,395
0.38%, 06/11/24	3,000	2,869,353
1.50%, 10/18/24	3,000	2,923,439
0.63%, 04/29/25	5,000	4,711,200
0.50%, 02/04/26(a)	2,000	1,845,691
1.00%, 04/14/26	2,000	1,877,726
2.00%, 04/24/26	1,000	975,975

Security	Par (000)	Value

Supranational (continued)
Asian Development Bank (continued)
2.63%, 01/12/27	$1,000	$1,003,421
2.50%, 11/02/27(a)	2,000	1,991,898
2.75%, 01/19/28	750	756,137
5.82%, 06/16/28	4,000	4,707,781
1.75%, 09/19/29(a)	2,000	1,894,942
1.88%, 01/24/30	3,000	2,864,055
Asian Infrastructure Investment Bank
2.25%, 05/16/24(a)	10,000	9,986,644
0.50%, 10/30/24	3,795	3,590,849
Council Of Europe Development Bank, 0.25%, 10/20/23	3,000	2,907,587
European Bank for Reconstruction & Development
0.25%, 07/10/23	4,000	3,905,431
1.50%, 02/13/25	1,000	969,617
0.50%, 05/19/25	2,000	1,872,432
European Investment Bank
1.38%, 05/15/23	1,000	993,260
2.88%, 08/15/23	1,500	1,514,668
0.25%, 09/15/23	3,000	2,916,883
3.13%, 12/14/23	4,000	4,054,600
3.25%, 01/29/24	3,000	3,049,230
2.63%, 03/15/24	2,000	2,010,000
1.88%, 02/10/25(a)	5,000	4,909,372
1.63%, 03/14/25	4,000	3,894,480
0.63%, 07/25/25	2,000	1,876,120
0.38%, 12/15/25	5,000	4,613,300
2.13%, 04/13/26(a)	1,000	983,178
0.75%, 10/26/26	1,445	1,334,718
2.38%, 05/24/27	3,500	3,474,432
1.63%, 10/09/29	750	706,402
0.88%, 05/17/30	5,000	4,397,984
Inter-American Development Bank
0.50%, 05/24/23	3,000	2,948,148
0.25%, 11/15/23	3,000	2,904,743
2.63%, 01/16/24	5,000	5,026,350
3.00%, 02/21/24(a)	5,000	5,058,200
2.13%, 01/15/25	1,000	988,667
1.75%, 03/14/25	3,000	2,931,840
0.88%, 04/03/25	3,000	2,853,719
0.63%, 07/15/25(a)	5,000	4,688,701
0.88%, 04/20/26(a)	3,000	2,798,400
2.00%, 06/02/26	500	487,775
2.38%, 07/07/27(a)	1,000	988,384
1.13%, 07/20/28	3,000	2,753,910
2.25%, 06/18/29	4,500	4,420,912
1.13%, 01/13/31	2,500	2,237,714
3.20%, 08/07/42(a)	750	789,519
4.38%, 01/24/44(a)	300	373,938
International Bank for Reconstruction & Development
1.75%, 04/19/23	1,000	998,020
0.13%, 04/20/23	4,000	3,925,992
3.00%, 09/27/23	4,000	4,046,144
2.50%, 03/19/24(a)	3,000	3,008,048
1.63%, 01/15/25(a)	3,000	2,925,570
0.75%, 03/11/25	5,000	4,746,029
0.63%, 04/22/25	5,000	4,716,213
0.38%, 07/28/25	3,000	2,788,895
0.50%, 10/28/25	2,000	1,855,664

50

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
International Bank for Reconstruction & Development (continued)
1.38%, 04/20/28	$3,500	$3,257,361
1.13%, 09/13/28(a)	5,000	4,581,050
1.25%, 02/10/31	5,000	4,499,835
4.75%, 02/15/35(a)	500	610,760
Series GDIF, 1.88%, 06/19/23	5,000	4,988,038
Series GDIF, 1.50%, 08/28/24	4,000	3,912,081
Series GDIF, 2.50%, 11/25/24(a)	3,000	3,000,477
Series GDIF, 2.50%, 07/29/25	1,000	996,546
Series GDIF, 1.88%, 10/27/26	750	729,353
Series GDIF, 2.50%, 11/22/27	2,000	1,990,028
Series GDIF, 1.75%, 10/23/29(a)	3,000	2,839,438
International Finance Corp.
2.88%, 07/31/23	750	756,822
0.38%, 07/16/25	2,000	1,859,709
0.75%, 10/08/26(a)	2,000	1,850,857
0.75%, 08/27/30(a)	2,000	1,757,137
Nordic Investment Bank, 0.38%, 05/19/23	3,000	2,945,145

		219,030,926

Sweden — 0.0%
Svensk Exportkredit AB
0.75%, 04/06/23	2,000	1,976,513
1.75%, 12/12/23	1,000	990,193
0.63%, 05/14/25	2,000	1,878,581
0.50%, 08/26/25	2,000	1,856,920

		6,702,207

Uruguay — 0.1%
Uruguay Government International Bond
4.50%, 08/14/24(a)	1,250	1,284,219
4.38%, 10/27/27	1,000	1,059,250
4.38%, 01/23/31(a)	2,500	2,720,000
5.10%, 06/18/50	2,250	2,663,156
4.98%, 04/20/55	2,200	2,568,913

		10,295,538

Total Foreign Agency Obligations — 2.8% (Cost: $495,616,771)		473,662,634

Municipal Bonds

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 2.65%, 09/01/37	30	27,022

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	220	258,488

California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	750	1,067,695
Series S-1, 6.92%, 04/01/40	620	840,158
Series S-1, 7.04%, 04/01/50(a)	100	153,338
Series S-3, 6.91%, 10/01/50	660	1,012,866
Bay Area Toll Authority, Refunding RB
2.57%, 04/01/31	345	325,860
Series F-3, 3.13%, 04/01/55	95	84,338

Security	Par (000)	Value

California (continued)
California Health Facilities Financing Authority, RB, M/F Housing
4.19%, 06/01/37	$65	$66,342
4.35%, 06/01/41	85	86,550
California State University, RB, Series E, 2.90%, 11/01/51	200	171,583
California State University, Refunding RB Series B, 2.98%, 11/01/51	1,015	903,264
Series B, 2.72%, 11/01/52	105	87,771
City of Los Angeles Department of Airports Customer Facility Charge Revenue, ARB, Class A, (AGM), 4.24%, 05/15/48	60	59,722
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	100	148,200
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB Series A, 3.30%, 11/01/39	115	111,676
Series E, 2.83%, 11/01/41	490	440,363
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	100	129,292
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	275	279,157
Series A, (AGM), 3.92%, 01/15/53	175	171,694
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 2.75%, 06/01/34	60	54,471
(SAP), 3.29%, 06/01/42	820	756,357
(SAP), 3.00%, 06/01/46	165	165,772
3.85%, 06/01/50	85	81,233
Series S-1, 3.71%, 06/01/41	290	260,175
Series S-1, 4.21%, 06/01/50	290	258,471
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	540	815,378
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32	665	591,863
Los Angeles County Metropolitan Transportation Authority, RB, BAB, 5.74%, 06/01/39	100	120,408
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	100	147,057
Los Angeles Department of Water & Power System Revenue, RB, BAB
5.72%, 07/01/39	200	249,479
6.57%, 07/01/45	675	963,237
6.60%, 07/01/50	90	134,574
Los Angeles Unified School District, GO, BAB Series KR, 5.76%, 07/01/29	300	340,152
Series KR, 5.75%, 07/01/34	850	1,011,037
Series RY, 6.76%, 07/01/34	950	1,205,359
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60(a)	365	326,516
Series N, 3.71%, 05/15/2120	500	414,192
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	120	163,971

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49(a)	$600	$808,949
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	260	352,770
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.25%, 04/01/48	175	165,513
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	315	426,180
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	300	268,206
Santa Clara Valley Transportation Authority, RB, BAB, 5.88%, 04/01/32	600	679,348
State of California Department of Water Resources Power Supply Revenue, Refunding RB, Series P, 2.00%, 05/01/22(f)	250	250,276
State of California, GO, Series A, 2.37%, 04/01/22	500	500,000
State of California, GO, BAB
7.50%, 04/01/34	645	888,730
7.55%, 04/01/39	2,375	3,530,561
7.30%, 10/01/39	600	840,173
7.60%, 11/01/40	1,850	2,816,427
State of California, Refunding GO
3.38%, 04/01/25	100	101,943
3.50%, 04/01/28	355	363,012
2.50%, 10/01/29	1,250	1,191,705
4.50%, 04/01/33	200	212,588
4.60%, 04/01/38	165	175,841
State of California, Refunding GO, BAB, 7.35%, 11/01/39	1,550	2,198,126
University of California, RB
Series AD, 4.86%, 05/15/2112(a)	300	336,188
Series AQ, 4.77%, 05/15/2115	405	449,179
Series BD, 3.35%, 07/01/29	570	574,626
Series BG, 0.88%, 05/15/25	240	226,161
Series BG, 1.61%, 05/15/30	1,000	878,492
University of California, RB, BAB
5.77%, 05/15/43	190	233,930
5.95%, 05/15/45	500	621,635
University of California, Refunding RB
Series AJ, 4.60%, 05/15/31	150	160,573
Series AX, 3.06%, 07/01/25	100	100,574

		33,551,277

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	100	135,211

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	600	712,418
State of Connecticut, GO, BAB, Series D, 5.09%, 10/01/30	150	161,734

		874,152

Security	Par (000)	Value

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114(a)	$200	$230,007
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	160	144,405
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	200	233,525
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	100	153,163

		761,100

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	665	684,538
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	150	128,901
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C, 3.49%, 10/01/42	70	70,167
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	735	697,381
Series A, 1.71%, 07/01/27	450	418,818
Series A, 2.15%, 07/01/30	960	876,125

		2,875,930

Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	230	204,133
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	883	1,178,690
6.66%, 04/01/57	705	960,487

		2,343,310

Idaho — 0.0%
Idaho Energy Res. Authority, RB, 2.86%, 09/01/46	110	94,233

Illinois — 0.1%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49	165	189,470
Series C, Senior Lien, 4.57%, 01/01/54	165	194,497
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	250	334,895
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40(a)	530	677,780
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	435	530,299
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	250	309,681
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	340	409,470
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42(a)	1,260	1,162,717
State of Illinois, GO, 5.10%, 06/01/33(a)	5,800	6,161,363
State of Illinois, GO, BAB, 7.35%, 07/01/35	425	491,718

		10,461,890

52

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51	$130	$118,641

Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	145	120,234

Louisiana — 0.0%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41	245	222,799

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	105	92,040
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	1,000	1,239,944
Commonwealth of Massachusetts, Refunding GO, Series D, 2.81%, 09/01/43	1,000	902,662
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	585	727,824
Massachusetts School Building Authority, Refunding RB
Series B, 1.75%, 08/15/30	200	179,275
Sub-Series B, 3.40%, 10/15/40	125	116,844
Massachusetts Water Res. Authority, Refunding RB, Series C, 2.82%, 08/01/41	175	161,523

		3,420,112

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Refunding RB, Series A, 3.06%, 07/01/39	30	27,957
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	150	143,608
3.38%, 12/01/40	125	119,419
Michigan State Building Authority, Refunding RB, 2nd Series, 2.71%, 10/15/40	250	219,372
Michigan State University, RB, Series A, 4.17%, 08/15/2122	325	318,121
Michigan Strategic Fund, RB, 3.23%, 09/01/47	85	77,750
University of Michigan, RB
Series A, 3.50%, 04/01/52	115	116,997
Series A, 4.45%, 04/01/2122	296	317,986
Series B, 2.44%, 04/01/40	575	499,033
Series B, 3.50%, 04/01/52	95	96,640

		1,936,883

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	440	432,057
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	250	228,398

		660,455

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	200	182,902

Security	Par (000)	Value

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	$450	$651,515

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,450	1,699,819
New Jersey Transportation Trust Fund Authority, RB, BAB
Series B, 6.56%, 12/15/40	100	130,321
Series C, 5.75%, 12/15/28	350	388,793
New Jersey Transportation Trust Fund Authority, Refunding RB
4.08%, 06/15/39	200	200,914
4.13%, 06/15/42	1,055	1,048,880
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	750	1,068,175
Series F, 7.41%, 01/01/40	900	1,315,929
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 12/31/99(a)	210	191,716
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	425	396,397

		6,440,944

New York — 0.1%
City of New York, GO, BAB
5.52%, 10/01/37	500	583,164
Series A-2, 5.21%, 10/01/31	225	248,500
Series F-1, 6.27%, 12/01/37(a)	300	379,373
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	515	646,746
7.34%, 11/15/39	500	736,023
6.81%, 11/15/40	400	518,833
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49(a)	200	228,467
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36	100	115,679
5.57%, 11/01/38	645	755,144
New York City Water & Sewer System, RB, BAB, 5.95%, 06/15/42(a)	115	152,499
New York City Water & Sewer System, Refunding RB, 5.88%, 06/15/44	100	132,591
New York City Water & Sewer System, Refunding RB, BAB
5.72%, 06/15/42(a)	300	388,960
6.01%, 06/15/42	600	799,932
5.44%, 06/15/43	200	252,501
New York State Dormitory Authority, RB, BAB, Series D, 5.60%, 03/15/40	750	924,771
New York State Dormitory Authority, Refunding RB
Series B, 3.14%, 07/01/43	50	46,312
Series F, 3.11%, 02/15/39	350	323,721
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	500	469,751
Series M, 3.50%, 01/01/42	160	152,795
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	500	514,264
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	200	224,961

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, ARB
3.18%, 07/15/60	$340	$286,932
215th Series, 3.29%, 08/01/69	200	174,444
Consolidated, 192nd Series, 4.81%, 10/15/65	205	242,352
Port Authority of New York & New Jersey, RB
159th Series, 6.04%, 12/01/29	200	237,394
181st Series, 4.96%, 08/01/46	180	211,929
182nd Series, 5.31%, 08/01/46	100	104,627
Consolidated, 165th Series, 5.65%, 11/01/40	1,245	1,536,452
Consolidated, 168th Series, 4.93%, 10/01/51	1,250	1,504,174
Series AAA, 1.09%, 07/01/23	950	938,406
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	1,450	1,620,172

		15,451,869

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	135	125,425

Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41	650	963,026
American Municipal Power, Inc., RB, BAB, Series B, 8.08%, 02/15/50	500	825,735
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	500	462,521
Series B, 3.99%, 01/01/29	100	103,532
Series B, 4.53%, 01/01/35	350	384,862
Ohio State University, RB, Series A, 3.80%, 12/01/46	200	199,822
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40(a)	805	948,833
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, 3.22%, 02/15/48	250	230,217
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series B-2, 4.88%, 12/01/34	100	109,404

		4,227,952

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	375	414,409
Oregon State University, RB, (BAM), 3.42%, 03/01/60	175	162,382
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	125	152,917
State of Oregon, GO
5.76%, 06/01/23	38	38,915
5.89%, 06/01/27	750	831,301

		1,599,924

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	185	160,744
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	1,265	1,149,083
Pennsylvania State University, Refunding RB Series D, 2.79%, 09/01/43	500	449,925

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania State University, Refunding RB (continued)
Series D, 2.84%, 09/01/50	$160	$139,484
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	750	977,658
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	175	140,729

		3,017,623

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	100	131,038

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	350	364,624

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	170	184,360
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB
5.72%, 02/01/41	200	241,470
5.81%, 02/01/41(a)	250	317,740
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 2.91%, 02/01/48	300	257,493
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(a)	560	671,451
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	260	214,659
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	57,063
Series A, 2.99%, 11/01/38	200	184,641
Series A, 3.14%, 11/01/45	265	245,701
Series C, 2.92%, 11/01/50	880	777,615
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	1,090	985,919
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	550	816,686
North Texas Tollway Authority, Refunding RB, 3.01%, 01/01/43	35	32,345
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	1,040	989,780
State of Texas, GO, BAB, 5.52%, 04/01/39	1,155	1,463,303
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	425	435,384
Texas Transportation Commission State Highway Fund, RB, Series B, 5.18%, 04/01/30	600	667,639
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	500	540,964
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	985	822,282

		9,906,495

54

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah — 0.0%
State of Utah, GO, BAB, Series B, 3.54%, 07/01/25	$300	$303,951

Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	59,505
University of Virginia, Refunding RB 2.26%, 09/01/50(a)	620	487,949
Series A, 3.23%, 09/01/2119	120	91,371
Series U, 2.58%, 11/01/51	300	252,568

		891,393

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	200	236,150

Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	75	80,326
State of Wisconsin, Refunding RB
Series A, 3.95%, 05/01/36(a)	600	617,526
Series C, 3.15%, 05/01/27	320	322,482

		1,020,334

Total Municipal Bonds — 0.6% (Cost: $105,505,800)		102,413,876

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 1.0%
Bank 2.85%, 10/17/52	5,500	5,310,589
Series 2019-BN18, Class A4, 3.58%, 05/15/62	2,000	2,025,041
Series 2020-BN27, Class A5, 2.14%, 04/15/63	5,440	4,978,803
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,334,379
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.07%, 04/15/53	6,670	6,064,377
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	9,290	8,699,836
Benchmark Mortgage Trust 3.72%, 03/15/62	3,200	3,258,230
Series 2018-B5, Class A4, 4.21%, 07/15/51	3,000	3,144,522
Series 2019-B11, Class A4, 3.28%, 05/15/52	4,000	3,953,812
Series 2019-B13, Class A4, 2.95%, 08/15/57	8,544	8,289,517
Series 2019-B9, Class A5, 4.02%, 03/15/52	3,000	3,105,463
Series 2020-B19, Class B, 2.35%, 09/15/53	1,130	1,006,167
Series 2020-B21, Class A4, 1.70%, 12/17/53	3,600	3,176,321
Series 2020-B21, Class A5, 1.98%, 12/17/53	2,400	2,151,366
Series 2021-B29, Class A5, 2.39%, 09/15/54	3,330	3,077,249
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	761,395
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	501,607
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,509,391
Series 2016-GC37, Class A4, 3.31%, 04/10/49	3,500	3,474,185
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	981,344
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,277,336
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,314,787

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust (continued)
Series 2013-CR9, Class A4, 4.25%, 07/10/45(b)	$2,665	$2,698,088
Series 2014-CR20, Class A3, 3.33%, 11/10/47	4,525	4,502,254
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	500	505,717
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,519,150
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	759,147
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	1,000	1,005,312
Series 2016-C7, Class A5, 3.50%, 11/15/49	4,800	4,798,702
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	4,000	4,094,827
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	7,500	7,371,834
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)	3,000	3,115,248
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	243	243,169
Series 2014-GC24, Class A5, 3.93%, 09/10/47	7,000	7,054,910
Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	596,347
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,300	2,319,102
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,413,669
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	253,140
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	302,950
Series 2015-C31, Class A3, 3.80%, 08/15/48	2,199	2,207,504
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	6,000	6,011,572
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	3,500	3,514,688
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A5, 4.07%, 07/15/46(b)	3,750	3,782,322
Series 2013-C10, Class AS, 4.07%, 07/15/46(b)	2,500	2,513,935
Series 2013-C11, Class A4, 4.15%, 08/15/46(b)	11,765	11,829,938
Series 2014-C16, Class A4, 3.60%, 06/15/47	3,439	3,455,940
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	755,714
Series 2016-C28, Class A4, 3.54%, 01/15/49	6,772	6,793,408
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	1,181	1,193,947
Series 2018-H3, Class A4, 3.91%, 07/15/51	3,000	3,034,836
Series 2019-H6, Class A4, 3.42%, 06/15/52	590	584,275
Series 2019-L3, Class AS, 3.49%, 11/15/52	760	754,776
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46(b)	200	201,948
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	1,345	1,352,599
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,500,659
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,934	4,951,519

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2019-C49, Class A5, 4.02%, 03/15/52	$3,850	$3,984,986
Series 2020-C56, Class A5, 2.45%, 06/15/53	3,110	2,906,201
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,830	2,556,184

Total Non-Agency Mortgage-Backed Securities — 1.0% (Cost: $187,025,049)		177,836,234

Preferred Securities

Capital Trusts — 0.0%

Diversified Financial Services — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	250	293,747

Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(b)	400	369,537

Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/36	600	646,080
Prudential Financial, Inc.(b)
5.38%, 05/15/45	500	500,310
5.63%, 06/15/43(a)	100	100,625

		1,247,015

		1,910,299

Total Preferred Securities — 0.0% (Cost: $1,939,883)		1,910,299

U.S. Government Sponsored Agency Securities

Agency Obligations — 4.9%
Chile Government International Bond, 4.00%, 01/31/52	3,000	2,956,500
Fannie Mae
1.88%, 04/05/22	5,000	5,000,934
2.38%, 01/19/23	490	493,195
0.25%, 07/10/23	10,000	9,770,571
2.63%, 09/06/24(a)	6,000	6,033,014
0.50%, 06/17/25	20,000	18,744,189
6.25%, 05/15/29	5,350	6,624,539
7.13%, 01/15/30	10,000	13,209,704
7.25%, 05/15/30	20,550	27,555,216
0.88%, 08/05/30	7,010	6,121,015
6.63%, 11/15/30	149	195,279
Federal Home Loan Bank
3.00%, 12/09/22 - 04/01/52	15,910	15,736,847
2.75%, 12/13/24	5,000	5,037,576
3.13%, 06/13/25	9,570	9,740,294
5.50%, 07/15/36	2,100	2,741,464
2.50%, 03/01/37 - 04/01/52	19,481	18,920,679
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	925	923,107
0.25%, 08/24/23 - 12/04/23	11,035	10,713,129
0.38%, 07/21/25	325	302,688
6.75%, 03/15/31	2,800	3,724,225
6.25%, 07/15/32(a)	3,300	4,381,996
Federal National Mortgage Association
1.50%, 04/01/37 - 07/01/51	17,242	15,709,255
2.50%, 07/01/51 - 04/01/52	111,824	106,837,370
2.00%, 01/01/52 - 03/01/52	11,997	11,155,548

Security	Par (000)	Value

Agency Obligations (continued)
Federal National Mortgage Association (continued)
3.00%, 03/01/52 - 04/01/52	$21,175	$20,748,028
Peruvian Government International Bond, 3.60%, 01/15/72	300	258,750
Tennessee Valley Authority
1.50%, 09/15/31	200	179,703
5.88%, 04/01/36	2,100	2,749,651
3.50%, 12/15/42	140	144,394
United States Treasury Note/Bond
2.25%, 03/31/24 - 02/15/52	135,000	133,430,469
1.50%, 02/15/25	30,000	29,158,594
1.75%, 03/15/25	100,000	97,882,812
1.88%, 02/28/27 - 02/15/32(a)	101,000	97,424,374
2.50%, 03/31/27	90,000	90,196,875
2.38%, 03/31/29	50,000	49,851,562

		824,653,546

Mortgage-Backed Securities — 28.4%
Fannie Mae
1.60%, 04/25/31(b)	4,260	3,888,508
1.71%, 07/25/31(b)	3,000	2,710,404
Series 2012-M9, Class A2, 2.48%, 04/25/22	38	38,350
Series 2014-M13, Class A2, 3.02%, 08/25/24(b)	323	323,822
Series 2016-M5, Class A2, 2.47%, 04/25/26	6,110	5,988,162
Series 2016-M6, Class A2, 2.49%, 05/25/26	7,000	6,935,315
Series 2017-M15, Class A2, 2.96%, 09/25/27(b)	4,000	4,061,929
Series 2018-M12, Class A2, 3.64%, 08/25/30(b)	3,000	3,151,427
Series 2018-M3, Class A2, 3.08%, 02/25/30(b)	10,000	10,211,775
Series 2019-M22, Class A2, 2.52%, 08/25/29	4,833	4,756,581
Series 2020-M46, Class A2, 1.32%, 05/25/30	5,481	4,983,425
Fannie Mae Mortgage-Backed Securities
2.50%, 05/17/37(g)	1,350	1,330,447
3.00%, 02/01/47	1,371	1,361,381
4.00%, 02/01/47 - 02/01/57	4,743	4,924,534
3.50%, 11/01/51	7,282	7,431,423
(12 mo. LIBOR US + 1.53%), 1.78%, 05/01/43(b)	66	68,299
(12 mo. LIBOR US + 1.54%), 1.79%, 06/01/43(b)	86	88,671
(12 mo. LIBOR US + 1.70%), 1.95%, 08/01/42(b)	18	18,448
(12 mo. LIBOR US + 1.75%), 2.00%, 08/01/41(b)	6	6,001
(12 mo. LIBOR US + 1.83%), 2.08%, 11/01/40(b)	5	4,727
Fannie Mae Mortgage-Backed Security(g)
3.50%, 04/19/36	2,031	2,071,620
3.00%, 04/18/37	22,128	22,280,130
4.00%, 04/18/37	2,001	2,055,637
4.50%, 04/18/37	2,601	2,662,977
5.00%, 04/18/37	814	829,580
5.50%, 04/13/52	23,641	25,118,563
Federal Home Loan Mortgage Corp., 4.00%, 01/01/48	1,814	1,872,474
Federal National Mortgage Association
1.50%, 02/01/51	28,397	25,381,869
2.00%, 03/01/52	2,295	2,133,399

56

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (continued)
2.50%, 03/01/52	$24,468	$23,376,843
4.50%, 04/21/52(g)	14,431	14,939,344
5.00%, 04/21/52(g)	2,994	3,132,029
Freddie Mac
2.07%, 01/25/31	10,930	10,280,617
2.18%, 08/25/36	4,780	4,202,439
Series K026, Class A2, 2.51%, 11/25/22	200	200,492
Series K031, Class A2, 3.30%, 04/25/23(b)	100	101,076
Series K033, Class A2, 3.06%, 07/25/23(b)	100	100,968
Series K034, Class A2, 3.53%, 07/25/23(b)	3,900	3,954,416
Series K035, Class A2, 3.46%, 08/25/23(b)	2,000	2,027,107
Series K036, Class A2, 3.53%, 10/25/23(b)	1,200	1,216,197
Series K037, Class A2, 3.49%, 01/25/24	2,700	2,735,584
Series K041, Class A2, 3.17%, 10/25/24	7,500	7,581,196
Series K045, Class A1, 2.49%, 11/25/24	2,217	2,191,235
Series K052, Class A2, 3.15%, 11/25/25	750	759,307
Series K063, Class A2, 3.43%, 01/25/27(b)	5,000	5,139,995
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,555,157
Series K067, Class A1, 2.90%, 03/25/27	3,378	3,395,566
Series K076, Class A2, 3.90%, 04/25/28	2,000	2,117,162
Series K081, Class A2, 3.90%, 08/25/28(b)	10,000	10,600,826
Series K088, Class A2, 3.69%, 01/25/29	500	525,721
Series K100, Class A2, 2.67%, 09/25/29	10,000	9,906,649
Series K101, Class A2, 2.52%, 10/25/29	5,650	5,540,940
Series K110, Class A2, 1.48%, 04/25/30	2,640	2,386,777
Series K111, Class A2, 1.35%, 05/25/30	1,000	893,751
Series K727, Class A2, 2.95%, 07/25/24	5,000	5,023,988
Series K730, Class A2, 3.59%, 01/25/25(b)	9,000	9,112,825
Series K734, Class A2, 3.21%, 02/25/26	5,700	5,756,858
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	17	17,183
3.00%, 03/01/27 - 10/01/47	51,897	51,752,309
2.50%, 07/01/28 - 01/01/33	13,505	13,380,066
3.50%, 03/01/32 - 06/01/49	51,948	52,813,673
5.00%, 04/01/33 - 04/01/49	2,756	2,942,441
4.00%, 05/01/33 - 01/01/49	16,715	17,283,576
5.50%, 06/01/35 - 01/01/39	77	84,770
4.50%, 06/01/38 - 01/01/49	7,820	8,231,502
(12 mo. LIBOR US + 1.50%), 1.75%, 06/01/43(b)	4	4,210
(12 mo. LIBOR US + 1.73%), 2.00%, 08/01/41(b)	5	5,407
(12 mo. LIBOR US + 1.83%), 2.11%, 09/01/40(b)	9	9,473
Freddie Mac Multifamily Structured Pass Through Certificates, 1.62%, 12/25/30	10,000	9,073,059
Ginnie Mae, 4.00%, 04/01/52(g)	13,560	13,828,005
Ginnie Mae Mortgage-Backed Securities
7.50%, 12/15/23	12	11,684
5.50%, 12/15/32 - 04/20/48	249	272,046
6.00%, 03/15/35 - 10/20/38	85	94,072
6.50%, 09/15/36	59	63,012
4.50%, 07/15/39 - 08/20/49	18,855	19,740,041
5.00%, 11/15/39 - 06/20/49	13,172	13,891,023
4.00%, 03/15/41 - 09/15/49	48,165	49,725,353
3.50%, 09/20/42 - 04/01/52(g)	138,093	140,388,786
3.00%, 01/20/43 - 04/01/52(g)	223,431	221,666,024
2.50%, 05/20/45 - 04/01/52(g)	254,338	246,932,974

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
2.00%, 07/20/50 - 04/01/52(g)	$253,765	$241,985,419
1.50%, 10/20/51	1,082	994,213
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 04/01/52(g)	85,197	88,731,680
4.00%, 10/01/25 - 05/01/52(g)	198,122	203,868,851
3.50%, 02/01/26 - 05/01/52(g)	281,916	284,682,764
3.00%, 01/01/27 - 04/01/52(g)	426,690	422,068,816
2.50%, 09/01/28 - 05/01/52(g)(h)	855,504	821,879,736
7.00%, 02/01/32	10	10,515
6.50%, 07/01/32	52	57,173
5.00%, 11/01/33 - 04/01/52(g)	17,657	18,730,327
6.00%, 03/01/34 - 02/01/49	1,894	2,132,202
2.00%, 12/01/35 - 05/01/52(g)(h)	1,400,248	1,314,729,825
1.50%, 03/01/36 - 04/01/52(g)	261,436	242,057,013
5.50%, 04/01/36 - 01/01/47	2,202	2,411,296

		4,793,995,462

Total U.S. Government Sponsored Agency Securities — 33.3% (Cost: $5,826,025,839)		5,618,649,008

U.S. Treasury Obligations
U.S. Treasury Bonds
7.63%, 11/15/22 - 02/15/25	3,775	3,962,931
6.25%, 08/15/23	2,050	2,165,953
7.50%, 11/15/24	5,000	5,639,648
6.88%, 08/15/25	8,000	9,134,375
6.00%, 02/15/26	7,659	8,654,337
6.75%, 08/15/26(a)	7,500	8,813,965
6.63%, 02/15/27	3,500	4,159,531
5.25%, 11/15/28 - 02/15/29	14,000	16,434,258
6.13%, 08/15/29	7,500	9,386,133
5.38%, 02/15/31	6,000	7,455,703
4.50%, 02/15/36 - 08/15/39(a)	19,601	25,076,224
4.75%, 02/15/37 - 02/15/41	67,450	88,183,554
5.00%, 05/15/37	17,000	22,744,141
4.38%, 02/15/38 - 05/15/41(a)	20,810	26,416,020
3.50%, 02/15/39	6,700	7,676,211
4.25%, 05/15/39 - 11/15/40	19,303	24,153,204
4.63%, 02/15/40	16,230	21,265,104
1.13%, 05/15/40 - 08/15/40	91,000	71,528,125
3.88%, 08/15/40	3,860	4,610,589
1.38%, 11/15/40 - 08/15/50(a)	36,000	28,665,781
1.88%, 02/15/41 - 11/15/51(a)	184,000	161,966,641
2.25%, 05/15/41 - 08/15/49(a)	79,000	74,387,247
1.75%, 08/15/41	30,000	26,001,563
3.75%, 08/15/41 - 11/15/43(a)	58,250	68,827,129
2.00%, 11/15/41 - 08/15/51(a)	97,000	87,580,821
3.13%, 11/15/41 - 05/15/48(a)	82,550	90,236,550
2.38%, 02/15/42 - 05/15/51(a)	84,500	82,448,321
3.00%, 05/15/42 - 02/15/49(a)	110,580	118,661,658
2.75%, 08/15/42 - 11/15/47(a)	97,000	99,634,942
2.88%, 05/15/43 - 05/15/49	80,550	84,563,133
3.63%, 08/15/43 - 02/15/44	18,500	21,493,828
3.38%, 05/15/44 - 11/15/48	17,300	19,891,469
2.50%, 02/15/45 - 05/15/46	73,950	72,271,053
1.25%, 05/15/50	24,000	17,900,625
1.63%, 11/15/50(a)	78,000	63,917,343
U.S. Treasury Notes
1.75%, 04/30/22 - 12/31/24(a)	138,000	136,707,023

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
2.13%, 06/30/22 - 05/15/25(a)	$148,250	$147,456,640
2.00%, 07/31/22 - 11/15/26(a)	219,484	216,726,703
1.50%, 09/15/22 - 02/15/30(a)	290,975	282,456,863
1.88%, 09/30/22 - 08/31/24	15,000	14,970,507
1.38%, 02/15/23 - 11/15/31(a)	268,000	256,575,058
0.25%, 04/15/23 - 09/30/25(a)	368,000	349,083,712
1.63%, 04/30/23 - 05/15/31(a)	330,350	317,319,466
2.75%, 04/30/23 - 02/15/28(a)	338,600	341,771,875
2.63%, 06/30/23 - 02/15/29(a)	83,884	84,619,206
1.25%, 07/31/23 - 08/15/31(a)	388,000	361,333,124
2.50%, 08/15/23 - 05/15/24	103,300	103,656,403
2.88%, 09/30/23 - 08/15/28(a)	166,600	169,411,691
0.13%, 12/15/23 - 02/15/24(a)	205,000	197,319,531
2.25%, 12/31/23 - 11/15/27(a)	265,085	263,162,923
0.38%, 04/15/24 - 09/30/27(a)	488,000	454,284,766
2.38%, 08/15/24 - 05/15/29(a)	50,500	50,319,043
0.63%, 10/15/24 - 08/15/30(a)	256,500	232,615,741
0.75%, 11/15/24 - 08/31/26(a)	280,000	261,952,929
1.00%, 12/15/24 - 07/31/28(a)	80,000	75,042,187
3.00%, 09/30/25 - 10/31/25(a)	53,000	53,822,461
0.50%, 02/28/26 - 08/31/27(a)	158,000	144,038,047
0.88%, 06/30/26 - 11/15/30(a)	76,000	68,931,992
1.13%, 10/31/26 - 02/15/31(a)	242,000	223,394,140
3.13%, 11/15/28(a)	30,000	31,236,328

Total U.S. Treasury Obligations — 37.5% (Cost: $6,605,316,052)		6,324,116,469

Total Long-Term Investments — 100.7% (Cost: $17,715,568,445)		16,999,607,789

	Shares

Short-Term Securities

Money Market Funds — 22.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(i)(j)(k)	3,802,841,404	3,802,080,836
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(i)(j)	100,000	100,000

Total Short-Term Securities — 22.5% (Cost: $3,801,408,514)		3,802,180,836

Total Investments Before TBA Sale Commitments — 123.2% (Cost: $21,516,976,959)		20,801,788,625

Security	Par (000)	Value

TBA Sale Commitments(g)

Mortgage-Backed Securities — (1.1)%
Ginnie Mae Mortgage-Backed Securities, 2.00%, 04/21/22	$(8,875)	$(8,442,344)
Uniform Mortgage-Backed Securities
1.50%, 04/13/22	(10,000)	(8,924,609)
2.00%, 04/13/22 - 04/18/22	(50,029)	(47,084,806)
2.50%, 04/13/22 - 04/18/22	(69,656)	(66,806,246)
3.00%, 04/13/22	(32,175)	(31,471,172)
3.50%, 04/13/22	(16,025)	(16,052,543)
4.00%, 04/13/22	(8,600)	(8,777,375)

Total TBA Sale Commitments — (1.1)% (Proceeds: $(187,535,681))		(187,559,095)

Total Investments, Net of TBA Sale Commitments — 122.1% (Cost: $21,329,441,278)		20,614,229,530

Liabilities in Excess of Other Assets — (22.1)%		(3,733,130,209)

Net Assets — 100.0%		$16,881,099,321

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	When-issued security.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Master Portfolio.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

58

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,890,087,111	$—	$(1,085,830,426	)(a)	$(1,016,906)	$(1,158,943)	$3,802,080,836	3,802,841,404	$1,010,015	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		—	—	100,000	100,000	18		—

					$(1,016,906)	$(1,158,943)	$3,802,180,836		$1,010,033		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$33,848,774	$—	$33,848,774
Corporate Bonds	—	4,267,170,495	—	4,267,170,495
Foreign Agency Obligations	—	473,662,634	—	473,662,634
Municipal Bonds	—	102,413,876	—	102,413,876
Non-Agency Mortgage-Backed Securities	—	177,836,234	—	177,836,234
Preferred Securities
Capital Trusts	—	1,910,299	—	1,910,299
U.S. Government Sponsored Agency Securities	—	5,618,649,008	—	5,618,649,008
U.S. Treasury Obligations	—	6,324,116,469	—	6,324,116,469

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) March 31, 2022	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$3,802,180,836	$—	$—	$3,802,180,836
Liabilities
Investments
TBA Sale Commitments	—	(187,559,095)	—	(187,559,095)

	$3,802,180,836	$16,812,048,694	$—	$20,614,229,530

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

60